                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Post-Effective Amendment No. 87                                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 88                                                           [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                        Send Copies of Communications to:

ALLAN J. OSTER, ESQ.                        MS. BARBARA A. NUGENT, ESQ.
12OO RIVER ROAD, SUITE 1000                 STRADLEY, RONON, STEVENS, &YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428            2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)     PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on [date] pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on [date] pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designated  a  new  effective  date  for a previously filed post-effective amendment.

American Funds GVIT Funds
American Funds GVIT Growth Fund
American Funds GVIT Global Growth Fund
American Funds GVIT Asset Allocation Fund
American Funds GVIT Bond Fund

Fund Prospectus| _______, 2006

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not
approved  or  disapproved  these  Funds'  shares  or  determined   whether  this
prospectus is complete or accurate. To state otherwise is a crime.

                                       1

TABLE OF CONTENTS

               Fund Summaries

5              American Funds GVIT Growth Fund
               Objective and Principal Strategies
               Principal Risks
               Performance
               Fees and Expenses

8              American Funds GVIT Global Growth Fund
               Objective and Principal Strategies
               Principal Risks
               Performance
               Fees and Expenses

12             American Funds GVIT Asset Allocation Fund
               Objective and Principal Strategies
               Principal Risks
               Performance
               Fees and Expenses

17             American Funds GVIT Bond Fund
               Objective and Principal Strategies
               Principal Risks
               Performance
               Fees and Expenses

22             Fund Details
               Additional Information About Investments, Investment
               Techniques and Risks
               Selective Disclosure of Fund Holdings

26             Fund Management
               Investment Adviser to the Master Funds
               Master-Feeder Service Provider to the Feeder Funds
               Additional Information about the Fund Managers

28             Buying and Selling Fund Shares
               Who Can Buy Shares of the Funds
               Purchase Price
               Fair Valuation
               Selling Shares
               Restrictions on Sales
               Excessive or Short-Term Trading
               Monitoring of Trading Activity
               Restrictions on Transactions
               Distribution and Service Plan
               Revenue Sharing

33             Distributions and Taxes
               Dividends and Distributions
               Tax Status

34             Financial Highlights

Back Cover     Additional Information

                                       2

American Funds GVIT Funds

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments  available  under your variable  insurance  contract.  You will find details about how your variable  insurance  contract  works in the  accompanying variable insurance prospectus.

FUND SUMMARIES

This prospectus  provides  information about four funds (the "Funds") offered by
Gartmore  Variable  Insurance  Trust  (the  "Trust").   The  following  sections
summarize key information about the Funds,  including  information regarding the investment objectives,  principal strategies,  principal risks,  performance and fees for the Funds.  Each Fund's  investment  objective  can be changed  without shareholder  approval.  Use the Fund  Summaries  to compare each Fund with other
mutual  funds.  More  detailed   information  about  the  risks  and  investment
techniques of the Funds can be found in "More about the Funds" beginning on page
__. "You" and "your" refer to both direct  shareholders and contract holders who invest in the Funds indirectly  through their variable annuity  contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

The Fund Summaries  contain a discussion of the principal  risks of investing in each Fund. As with any mutual fund,  there can be no guarantee  that a Fund will meet its objective or that a Fund's  performance will be positive for any period of time.

Master-Feeder Mutual Fund Structure

Each Fund described in this  Prospectus  operates as a "feeder fund" which means it does not buy individual  securities directly.  Instead, it invests all of its assets in another  mutual fund,  the "master  fund," which  invests  directly in individual  securities.  Each  such  master  fund  (each a  "Master  Fund"  and, collectively,  the  "Master  Funds")  is a series of  American  Funds  Insurance
Series(R)("American  Funds").  Therefore,  each  Fund  has the  same  investment objective and limitations as its  corresponding  Master Fund in which it invests and the same  gross  investment  returns.  The  differences  in  objectives  and policies  among  each of the four  Master  Funds can be  expected  to affect the return of each Fund and the  degree of market and  financial  risk to which each
Fund is subject.

Under the master-feeder structure,  each Fund may withdraw its entire investment from  its  corresponding  Master  Fund if the  Trust's  Board of  Trustees  (the
"Board")  determines  that  it is in the  best  interests  of the  Fund  and its shareholders to do so. Prior to such  withdrawal,  the Board would consider what action might be taken, including the investment of all the assets of the Fund in
another  pooled  investment  entity,   asking  one  of  the  investment  adviser
affiliates of Gartmore SA Capital Trust ("Gartmore"),  the Fund's  master-feeder service provider, to manage the Fund either directly or with a sub-adviser under an agreement  between the Trust and  Gartmore,  or taking any other  appropriate action.

Investment  of each  Fund's  assets in its  corresponding  Master  Fund is not a fundamental  policy of any Fund and a  shareholder  vote is not required for any
Fund to withdraw its entire investment from its corresponding Master Fund.

Because each Fund  invests all of its assets in a Master Fund,  the Fund and its shareholders  will bear the fees and  expenses  of both the Fund and the  Master
Fund in which it invests, with the result that the Fund's expenses may be higher than those of other  mutual  funds which  invest  directly in  securities.  This structure is different  from that of other GVIT Funds and many other  investment companies,  which directly acquire and manage their own portfolio of securities.
Each Master Fund may have other shareholders, each of whom, like each Fund, will pay their  proportionate  share of the Master Fund's expenses.  The Master Funds are not  established as  partnerships,  and therefore do not allocate income and expenses, but pay distributions to each Master Fund shareholder.

                                       3

Information  about the American Master Funds and Capital Research and Management
Company ("Capital Research"), each Master Fund's investment adviser, is provided with their  permission and based on information  provided by Capital Research or derived from the American Funds.

Funds and Master Funds

Each Master Fund is a series of American Funds Insurance Series(R).  Each Fund's corresponding Master Fund is listed below:

----------------------------------------- --------------------------
TRUST FEEDER FUND                         AMERICAN FUNDS MASTER FUND

----------------------------------------- --------------------------
American Funds GVIT Growth Fund           Growth Fund
----------------------------------------- --------------------------
American Funds GVIT Global Growth Fund    Global Growth Fund
----------------------------------------- --------------------------
American Funds GVIT Asset Allocation Fund Asset Allocation Fund
----------------------------------------- --------------------------
American Funds GVIT Bond Fund             Bond Fund
----------------------------------------- --------------------------

The American  Funds GVIT Growth Fund,  American  Funds GVIT Global  Growth Fund,
American Funds GVIT Asset Allocation Fund, and American Funds GVIT Bond Fund may
each  hereinafter  be  referred  to as a "Feeder  Fund" or  collectively  as the
"Feeder Funds." Gartmore is considered the master-feeder service provider to the
Feeder Funds under the master-feeder structure.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, risks and strategy of each of the Funds of the Trust,  which are  identical to each Fund's  respective  Master
Fund, offered in this Prospectus. Reading the Prospectus will help you to decide whether a Fund is the right  investment for you. You should keep this Prospectus for future reference.

This prospectus  provides  information with respect to the following  classes of shares of the Funds, which constitute all available share classes at this time:

American Funds GVIT Growth Fund
o Class II
o Class VII

American Funds GVIT Global Growth Fund
o Class II
o Class VII

American Funds GVIT Asset Allocation Fund
o Class II
o Class VII

American Funds GVIT Bond Fund
o Class II
o Class VII

The share classes have different expenses and are available for purchase through different  variable  insurance  contracts.  For more  information  about who may purchase the different  share  classes,  see "Buying and Selling Fund Shares" on page ___.

                                       4

Fund Summaries | American Funds GVIT Growth Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class I shares of the Master Fund, the
Growth Fund, a series of the American Funds  Insurance  Series(R),  a registered open-end  investment  company.  In turn,  the Master  Growth  Fund seeks to make shareholders'  investments  grow by  investing  primarily  in  common  stocks of companies that appear to offer superior opportunities for growth of capital. The
Master  Growth Fund may invest up to 15% of its assets in equity  securities  of issuers  domiciled  outside the United States and Canada and not included in the
Standard & Poor's 500 Composite Stock Price Index.

The Master Growth Fund is designed for investors  seeking  capital  appreciation principally  through  investment in stocks.  Investors in the Fund should have a
long-term   perspective  and  be  able  to  tolerate   potentially   wide  price
fluctuations.

Investment  of the Fund's  assets in the Master Growth Fund is not a fundamental policy  of the  Fund  and a  shareholder  vote is not  required  for the Fund to withdraw its entire investment in the Master Growth Fund.

PRINCIPAL RISKS

Because the value of your  investment in the Fund will  fluctuate,  there is the risk that you will lose  money.  Your  investment  will  decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the fund manager's ability to assess economic conditions and investment opportunities.

Certain  risks of investing  in the Fund are  identified  below.  If these risks materialize, an investor could lose money in the Fund.

Through its  investment in the Master  Growth Fund,  the Fund may be affected by the following risks, among others:

o    price  volatility - the Fund could lose value if the  individual  stocks in which the Master Fund has invested or overall  stock  markets in which they trade go down.

o    selection - the portfolio  manager of the Master Fund may select securities that  underperform  the stock market,  the Fund's benchmark index, or other funds with similar investment objectives and strategies.

o    foreign  investments - the Master Fund's  investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

o    growth  style - over  time a growth  investing  style  may go in and out of favor,  causing the Fund to sometimes  underperform other equity funds that use different investing styles.

Special Considerations - Master-feeder mutual fund structure

Please refer to Additional Information About Investments,  Investment Techniques
and Risks -  Master-Feeder  Structure  for  additional  information.  The Master
Growth Fund's  prospectus and statement of additional  information are available upon request.

                                       5

PERFORMANCE

The  performance  information  below does not reflect  fees and  expenses of any variable  insurance  contract or  qualified  plan which may use the Trust as its underlying  investment  medium.  If such fees and expenses  had been  reflected, performance  would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Class II and VII  shares of the  American  Funds  GVIT  Growth  Fund were  first offered May [1], 2006 and, therefore, the American Funds GVIT Growth Fund has no historical  performance to report.  The performance in the charts below reflects the hypothetical performance of the American Funds GVIT Growth Fund based on the performance  of Class I shares of the Master Fund for periods ended December 31,
2005 as adjusted to reflect the  estimated  expenses of the American  Funds GVIT
Growth  Fund,  as if that Fund had  invested  in the Master  Fund for the period presented.  The bar chart shows you the  hypothetical  performance of the Master
Fund managed by Capital  Research,  adjusted to reflect the additional  fees and expenses of the  American  Funds GVIT  Growth  Fund.  The Master Fund  commenced operations  on  February  8, 1984.  Class I shares of the Master Fund have lower expenses than Class II and VII shares of the American Funds GVIT Growth Fund.

The  following  bar  chart  and  table  show two  aspects  of the  Master  Fund:
volatility   and   performance.   The  bar  chart   shows   the   volatility--or
variability--of  the Master Fund's annual total returns over time and shows that
Master Fund performance can change from year to year. The table shows the Master
Fund's average annual total returns,  adjusted to reflect the estimated expenses of the American Funds GVIT Growth Fund, for certain time periods compared to the returns of a comparable  broad-based  securities index. The returns shown in the bar chart and table do not  include  charges  that will be imposed  by  variable insurance  contracts,  although  they have been restated to reflect the fees and expenses the American Funds GVIT Growth Fund would have paid as if that Fund had invested  in the Master Fund for the period  presented.  If these  amounts  were reflected,  returns  would be less  than  those  shown.  The bar chart and table provide  some  indication  of the  risks of  investing  in the  Fund.  Remember, however,  that past performance is not necessarily an indication of how the Fund will perform in the future.  Performance information of the Master Fund has been provided by Capital  Research and is not within the control of, and has not been independently verified by, the American Funds GVIT Growth Fund or Gartmore.

----------------------------------------------------------------------------
               Performance Results on a Calendar Year Basis
         (Reflecting the Adjusted Performance of the Master Fund)
-------------------------------------- -------------------------------------
                1996
-------------------------------------- -------------------------------------
                1997
-------------------------------------- -------------------------------------
                1998
-------------------------------------- -------------------------------------
                1999
-------------------------------------- -------------------------------------
                2000
-------------------------------------- -------------------------------------
                2001
-------------------------------------- -------------------------------------
                2002
-------------------------------------- -------------------------------------
                2003
-------------------------------------- -------------------------------------
                2004
-------------------------------------- -------------------------------------
                2005
-------------------------------------- -------------------------------------

---------------------------- ------------------ -------------- -----------------

Annual Total Returns
---------------------------- ------------------ -------------- -----------------
                             Best Quarter:                     Worst Quarter:
---------------------------- ------------------ -------------- -----------------

---------------------------- ------------------ -------------- -----------------
Average Annual Total Returns       1 YR            5 YRS              10 YRS
as of December 31, 2005:

---------------------------- ------------------ -------------- -----------------
Class II shares
---------------------------- ------------------ -------------- -----------------
Class VII shares
---------------------------- ------------------ -------------- -----------------
S&P 500 Index(1)
---------------------------- ------------------ -------------- -----------------

(1)   Standard  &  Poor's  500   Composite   Stock   Price  Index  is  a  market
capitalization-weighted  index based on the average weighted  performance of 500 widely  held  common  stocks.  Unlike  mutual  funds,  the Index  does not incur expenses.  If expenses were  deducted,  the actual returns of the Index would be lower.

                                       6

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund, depending on the class in which you invest.

-------------------- ---------------------------- ------------------ -----------------------------------
                             Feeder Fund             Master Fund                 Aggregate
-------------------- ---------------------------- ------------------ -----------------------------------
                     American Funds GVIT Growth    American Growth          Master-Feeder Total
                              Fund(1,3)           Fund (Class I)(2)           Expenses(4)(,5)
-------------------- -------------- ------------- ------------------ ----------------- -----------------
                       Class II      Class VII                           Class II         Class VII
-------------------- -------------- ------------- ------------------ ----------------- -----------------
Management Fees          0.00%         0.00%            0.35%             0.35%             0.35%
-------------------- -------------- ------------- ------------------ ----------------- -----------------
Distribution
and/or Service
(12b-1) Fees             0.25%         0.40%            0.00%             0.25%             0.40%
-------------------- -------------- ------------- ------------------ ----------------- -----------------
Other Expenses         [0.62]%       [0.62]%            0.01%           [0.63]%           [0.63]%
-------------------- -------------- ------------- ------------------ ----------------- -----------------
Total Annual Fund
Operating Expenses     [0.87]%       [1.02]%            0.36%           [1.23]%           [1.38]%
-------------------- -------------- ------------- ------------------ ----------------- -----------------
Less Waiver/
Reimbursement(6)       [0.15]%       [0.15]%             N/A            [0.15]%           [0.15]%
-------------------- -------------- ------------- ------------------ ----------------- -----------------
Net Annual Fund
Operating Expenses     [0.72]%       [0.87]%            0.36%           [1.08]%           [1.23]%
-------------------- -------------- ------------- ------------------ ----------------- -----------------

(1)  Variable  insurance  contracts  impose sales charges and other  expenses on variable insurance contract holders.  Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2)  Capital Research, the Master Fund's investment adviser, began waiving 5% of its management  fees on September 1, 2004.  Beginning  April 1, 2005,  this waiver  increased  to 10% and will  continue  at this level  until  further review. Total annual fund operating expenses do not reflect this waiver.

(3)  Pursuant  to  Fund  Participation   Agreements  among  the  Fund,  Gartmore
     Distribution   Services,   Inc.,  the  Fund's  distributor  ("GDSI"),   and
     Nationwide  Investment Services Corporation  ("NISC"),  NISC will receive a
     Rule  12b-1  fee from the Fund at an  annual  rate of 0.25%  (for  Class II shares) and 0.40% (for Class VII shares) of the average daily net assets of the Fund.

(4)  Expenses are estimated  based on each Fund's  projected  average net assets for 2006.  There are no actual  fees or  expenses  for these  Funds in 2005 because the Funds commenced operations after December 31, 2005.

(5)  The table above reflects the aggregate expenses of both the Master Fund and the Fund.

(6)  Gartmore has entered into a written agreement with the Trust under which it will waive  0.15% of the fees that it charges for  providing  master-feeder operational  services to the Fund. This agreement  currently runs until May
     1, 2007 and may be renewed at that time.

EXAMPLE(1)

This example  shows what you could pay in expenses  over time.  You can also use this  example to  compare  the cost of this Fund with other  mutual  funds.  The example,  however,  does not  include  charges  that  are  imposed  by  variable insurance contracts. If these charges were reflected,  the expenses listed below would be higher.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated and then sell all of your shares at the end of those time periods.  It also assumes a 5% return each year and that the Fund's  operating  expenses will not change.  Although  your actual costs may be higher or lower,  based on these assumptions the cost would be:

------------------- ------------------ ----------------- ------------ ----------
                    1 YR               3 YRS             5 YRS        10 YRS
------------------- ------------------ ----------------- ------------ ----------
Class II
------------------- ------------------ ----------------- ------------ ----------
Class VII
------------------- ------------------ ----------------- ------------ ----------

(1)  The Example reflects the aggregate expenses of both the Master Fund and the
     Fund.

                                       7

Fund Summaries | American Funds GVIT Global Growth Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class I shares of the Master Fund, the
Global Growth Fund, a series of American Funds Insurance Series(R), a registered open-end  investment  company.  In turn,  the Master Global Growth Fund seeks to make shareholders'  investments grow by investing  primarily in common stocks of companies  located around the world. The Fund is designed for investors  seeking capital  appreciation  through  stocks.  Investors  in the  Fund  should  have a
long-term   perspective  and  be  able  to  tolerate   potentially   wide  price
fluctuations.

Investment  of the  Fund's  assets in the  Master  Global  Growth  Fund is not a fundamental  policy of the Fund and a  shareholder  vote is not required for the
Fund to withdraw its entire investment in the Global Growth Fund.

PRINCIPAL RISKS

Because the value of your  investment in the Fund will  fluctuate,  there is the risk that you will lose  money.  Your  investment  will  decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the fund manager's ability to assess economic conditions and investment opportunities.

Certain  risks of investing  in the Fund are  identified  below.  If these risks materialize, an investor could lose money in the Fund.

Through  its  investment  in the  Master  Global  Growth  Fund,  the Fund may be
affected by the following risks, among others:

o    price  volatility - the Fund could lose value if the  individual  stocks in which the Master Fund has invested or overall  stock  markets in which they trade go down.

o    selection - the portfolio  manager of the Master Fund may select securities that  underperform  the stock market,  the Fund's benchmark index, or other funds with similar investment objectives and strategies.

o    foreign  investments - the Master Fund's  investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

o    growth  style - over  time a growth  investing  style  may go in and out of favor,  causing the Fund to sometimes  underperform other equity funds that use different investing styles.

Investments in securities issued by entities based outside the United States may be  subject  to the risks  described  above to a greater  extent and may also be affected  by other  issues and  events,  such as  currency  controls;  different accounting,  auditing,  financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility;
differing  securities market  structures;  higher transaction costs; and various administrative  difficulties,  such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Special Considerations - Master-feeder mutual fund structure

Please refer to Additional Information About Investments,  Investment Techniques
and Risks -  Master-Feeder  Structure  for  additional  information.  The Master
Global Growth Fund's  prospectus  and  statement of additional  information  are available upon request.

                                       8

PERFORMANCE

The  performance  information  below does not reflect  fees and  expenses of any variable  insurance  contract or  qualified  plan which may use the Trust as its underlying  investment  medium.  If such fees and expenses  had been  reflected, performance  would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Class II and VII shares of the American Funds GVIT Global Growth Fund were first offered May [1], 2006 and, therefore, the American Funds GVIT Global Growth Fund has no historical  performance  to report.  The  performance in the charts below reflects the  hypothetical  performance of the American Funds GVIT Global Growth
Fund based on the  performance  of Class I shares of the Master Fund for periods ended  December  31, 2005 as adjusted to reflect the  estimated  expenses of the
American  Funds GVIT Global  Growth  Fund,  as if that Fund had  invested in the
Master Fund for the period  presented.  The bar chart shows you the hypothetical performance of the Master Fund managed by Capital Research,  adjusted to reflect the additional  fees and expenses of the American Funds GVIT Global Growth Fund.
The Master Fund  commenced  operations on April 30, 1997.  Class I shares of the
Master  Fund have lower  expenses  than Class II and VII shares of the  American
Funds GVIT Global Growth Fund.

The  following  bar  chart  and  table  show two  aspects  of the  Master  Fund:
volatility   and   performance.   The  bar  chart   shows   the   volatility--or
variability--of  the Master Fund's annual total returns over time and shows that
Master Fund performance can change from year to year. The table shows the Master
Fund's average annual total returns,  adjusted to reflect the estimated expenses of the American Funds GVIT Global Growth Fund, for certain time periods compared to the returns of a comparable  broad-based  securities index. The returns shown in the bar chart and  table do not  include  charges  that  will be  imposed  by variable  insurance  contracts,  although they have been restated to reflect the fees and expenses the American  Funds GVIT Global Growth Fund would have paid as if that Fund had invested in the Master Fund for the period presented.  If these amounts were  reflected,  returns would be less than those shown.  The bar chart and  table  provide  some  indication  of the  risks of  investing  in the Fund.
Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.  Performance information of the Master Fund has been provided by Capital  Research and is not within the control of, and has not been  independently  verified by, the American Funds GVIT Global Growth Fund or Gartmore.

----------------------------------------------------------------------------
               Performance Results on a Calendar Year Basis
         (Reflecting the Adjusted Performance of the Master Fund)
-------------------------------------- -------------------------------------
                1998
-------------------------------------- -------------------------------------
                1999
-------------------------------------- -------------------------------------
                2000
-------------------------------------- -------------------------------------
                2001
-------------------------------------- -------------------------------------
                2002
-------------------------------------- -------------------------------------
                2003
-------------------------------------- -------------------------------------
                2004
-------------------------------------- -------------------------------------
                2005
-------------------------------------- -------------------------------------

Annual Total Returns
----------------------------- --------------- --------------- ----------------------
                              Best Quarter:                   Worst Quarter:
----------------------------- --------------- --------------- ----------------------

----------------------------- --------------- --------------- ----------------------
Average Annual Total Returns        1 YR          5 YRS          SINCE INCEPTION
as of December 31, 2005:                                          (April 30, 1997)

----------------------------- --------------- --------------- ----------------------
Class II shares
----------------------------- --------------- --------------- ----------------------
Class VII shares
----------------------------- --------------- --------------- ----------------------
MSCI World Index(1)
----------------------------- --------------- --------------- ----------------------

                                       9

(1) MSCI World Index is a market  capitalization-weighted index that measures 23 major stock markets  throughout the world,  including the United States.  Unlike mutual funds, the Index does not incur expenses. If expenses were deducted,  the actual returns of the Index would be lower.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund, depending on the class in which you invest.

-------------------- ------------------------------- ------------------- -----------------------------------
                              Feeder Fund               Master Fund                  Aggregate
-------------------- ------------------------------- ------------------- -----------------------------------
                       American Funds GVIT Global     American Global           Master-Feeder Total
                            Growth Fund(1,3)            Growth Fund               Expenses(4)(,5)
                                                        (Class I)(2)
-------------------- ----------------- ------------- ------------------- ------------------- ---------------
                         Class II       Class VII                             Class II         Class VII
-------------------- ----------------- ------------- ------------------- ------------------- ---------------
Management Fees            0.00%           0.00%            0.61%               0.61%             0.61%
-------------------- ----------------- ------------- ------------------- ------------------- ---------------
Distribution
and/or Service
(12b-1) Fees               0.25%           0.40%            0.00%               0.25%             0.40%
-------------------- ----------------- ------------- ------------------- ------------------- ---------------
Other Expenses           [0.62]%         [0.62]%            0.04%             [0.66]%           [0.66]%
-------------------- ----------------- ------------- ------------------- ------------------- ---------------
Total Annual Fund
Operating Expenses       [0.87]%         [1.02]%            0.65%             [1.52]%           [1.67]%
-------------------- ----------------- ------------- ------------------- ------------------- ---------------
Less Waiver/
Reimbursement(6)         [0.15]%         [0.15]%             N/A              [0.15]%           [0.15]%
-------------------- ----------------- ------------- ------------------- ------------------- ---------------
Net Annual Fund
Operating Expenses       [0.72]%         [0.87]%            0.65%             [1.37]%           [1.52]%
-------------------- ----------------- ------------- ------------------- ------------------- ---------------

(1)  Variable  insurance  contracts  impose sales charges and other  expenses on variable insurance contract holders.  Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2)  Capital Research, the Master Fund's investment adviser, began waiving 5% of its management  fees on September 1, 2004.  Beginning  April 1, 2005,  this waiver  increased  to 10% and will  continue  at this level  until  further review. Total annual fund operating expenses do not reflect this waiver.

(3)  Pursuant  to  Fund  Participation   Agreements  among  the  Fund,  Gartmore
     Distribution   Services,   Inc.,  the  Fund's  distributor  ("GDSI"),   and
     Nationwide  Investment Services Corporation  ("NISC"),  NISC will receive a
     Rule  12b-1  fee from the Fund at an  annual  rate of 0.25%  (for  Class II shares) and 0.40% (for Class VII shares) of the average daily net assets of the Fund.

(4)  Expenses are estimated  based on each Fund's  projected  average net assets for 2006.  There are no actual  fees or  expenses  for these  Funds in 2005 because the Funds commenced operations after December 31, 2005.

(5)  The table above reflects the aggregate expenses of both the Master Fund and the Fund.

(6)  Gartmore has entered into a written agreement with the Trust under which it will waive  0.15% of the fees that it charges for  providing  master-feeder operational  services to the Fund. This agreement  currently runs until May
     1, 2007 and may be renewed at that time.

                                       10

EXAMPLE(1)

This example  shows what you could pay in expenses  over time.  You can also use this  example to  compare  the cost of this Fund with other  mutual  funds.  The example,  however,  does not  include  charges  that  are  imposed  by  variable insurance contracts. If these charges were reflected,  the expenses listed below would be higher.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated and then sell all of your shares at the end of those time periods.  It also assumes a 5% return each year and that the Fund's  operating  expenses will not change.  Although  your actual costs may be higher or lower,  based on these assumptions the cost would be:

------------------- -------- --------- --------- ----------
                    1 YR     3 YRS     5 YRS     10 YRS
------------------- -------- --------- --------- ----------
Class II
------------------- -------- --------- --------- ----------
Class VII
------------------- -------- --------- --------- ----------

(1)  The Example reflects the aggregate expenses of both the Master Fund and the
     Fund.

                                       11

Fund Summaries | American Funds GVIT Asset Allocation Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class I shares of the Master Fund, the
Asset  Allocation  Fund,  a series of  American  Funds  Insurance  Series(R),  a registered  open-end  investment  company.  In turn, the Master Asset Allocation
Fund seeks to provide  investors  with high total return  (including  income and capital gains) consistent with the preservation of capital over the long term by investing  in  a  diversified  portfolio  of  common  stocks  and  other  equity securities,  bonds and other  intermediate  and long-term debt  securities,  and money market  instruments  (debt  securities  maturing in one year or less). The
Master Fund may invest up to 15% of its assets in equity  securities  of issuers domiciled  outside the United  States and not  included in Standard & Poor's 500
Composite  Stock Price Index,  and up to 5% of its assets in debt  securities of
non-U.S.  issuers. In addition, the Master Fund may invest up to 25% of its debt assets in lower quality debt securities  (rated Ba or below by Moody's Investors
Service  and BB or below  by  Standard  &  Poor's  Corporation  or  unrated  but determined to be of equivalent quality).

Under normal market  conditions,  the Master Fund's  investment  adviser expects
(but is not required) to maintain an investment mix falling within the following ranges: 40% - 80% in equity securities;  20% - 50% in debt securities; and 0% to
40% in money market instruments.

The Master Asset Allocation Fund is designed for investors seeking above-average total return.

Investment  of the Fund's  assets in the Master Asset  Allocation  Fund is not a fundamental  policy of the Fund and a  shareholder  vote is not required for the
Fund to withdraw its entire investment in the Master Asset Allocation Fund.

PRINCIPAL RISKS

Because the value of your  investment in the Fund will  fluctuate,  there is the risk that you will lose  money.  Your  investment  will  decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the fund manager's ability to assess economic conditions and investment opportunities.

Certain  risks of investing  in the Fund are  identified  below.  If these risks materialize, an investor could lose money in the Fund.

Through its  investment  in the Master Asset  Allocation  Fund,  the Fund may be
affected by the following risks, among others:

o    price  volatility - the Fund could lose value if the individual  securities in which the Master Fund has  invested or overall  stock or bond markets in which they trade go down.

o    selection - the portfolio  manager of the Master Fund may select securities that underperform the stock or bond markets, the Fund's benchmark index, or other funds with similar investment objectives and strategies.

o    foreign  investments - the Master Fund's  investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

o    interest  rate - generally,  when  interest  rates go up, the value of debt securities goes down.

o    credit - an issuer of a bond or other  debt  security  may be unable to pay the interest or principal when due. This risk is more pronounced with lower quality "junk" bonds and other lower rated bonds.

o    call and  redemption  - some  bonds  allow  the  issuer  to call a bond for redemption  before it  matures.  If this  happens,  the Master  Fund may be required to invest the proceeds in securities with lower yields.

                                       12

Investments in securities issued by entities based outside the United States may be  subject  to the risks  described  above to a greater  extent and may also be affected  by other  issues and  events,  such as  currency  controls;  different accounting,  auditing,  financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility;
differing  securities market  structures;  higher transaction costs; and various administrative  difficulties,  such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Special Considerations - Master-feeder mutual fund structure

Please refer to Additional Information About Investments,  Investment Techniques
and Risks - Master-Feeder Structure for additional information. The Master Asset
Allocation  Fund's  prospectus  and  statement  of  additional  information  are available upon request.

                                       13

PERFORMANCE

The  performance  information  below does not reflect  fees and  expenses of any variable  insurance  contract or  qualified  plan which may use the Trust as its underlying  investment  medium.  If such fees and expenses  had been  reflected, performance  would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Class II and VII shares of the American  Funds GVIT Asset  Allocation  Fund were first  offered  May [1],  2006 and,  therefore,  the  American  Funds GVIT Asset
Allocation Fund has no historical  performance to report. The performance in the charts below  reflects the  hypothetical  performance of the American Funds GVIT
Asset  Allocation  Fund based on the performance of Class I shares of the Master
Fund for periods  ended  December 31, 2005 as adjusted to reflect the  estimated expenses of the American Funds GVIT Asset  Allocation  Fund, as if that Fund had invested  in the Master Fund for the period  presented.  The bar chart shows you the  hypothetical  performance  of the Master Fund managed by Capital  Research, adjusted to reflect the additional  fees and expenses of the American Funds GVIT
Asset Allocation  Fund. The Master Fund commenced  operations on August 1, 1989.
Class I shares of the  Master  Fund have  lower  expenses  than Class II and VII shares of the American Funds GVIT Asset Allocation Fund.

The  following  bar  chart  and  table  show two  aspects  of the  Master  Fund:
volatility   and   performance.   The  bar  chart   shows   the   volatility--or
variability--of  the Master Fund's annual total returns over time and shows that
Master Fund performance can change from year to year. The table shows the Master
Fund's average annual total returns,  adjusted to reflect the estimated expenses of the  American  Funds GVIT Asset  Allocation  Fund,  for certain  time periods compared  to the  returns of a  comparable  broad-based  securities  index.  The returns  shown in the bar chart and table do not  include  charges  that will be imposed by variable  insurance  contracts,  although  they have been restated to reflect the fees and  expenses  the American  Funds GVIT Asset  Allocation  Fund would have paid as if that Fund had  invested  in the Master Fund for the period presented.  If these  amounts were  reflected,  returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund.  Remember,  however,  that past  performance is not  necessarily an indication of how the Fund will perform in the future.  Performance  information of the Master Fund has been  provided by Capital  Research and is not within the control of, and has not been independently  verified by, the American Funds GVIT
Asset Allocation Fund or Gartmore.

----------------------------------------------------------------------------
               Performance Results on a Calendar Year Basis
         (Reflecting the Adjusted Performance of the Master Fund)
-------------------------------------- -------------------------------------
                1996
-------------------------------------- -------------------------------------
                1997
------------------------------------- -------------------------------------
                1998
-------------------------------------- -------------------------------------
                1999
-------------------------------------- -------------------------------------
                2000
-------------------------------------- -------------------------------------
                2001
-------------------------------------- -------------------------------------
                2002
-------------------------------------- -------------------------------------
                2003
-------------------------------------- -------------------------------------
                2004
-------------------------------------- -------------------------------------
                2005
-------------------------------------- -------------------------------------

Annual Total Returns
---------------------------- ------------------ -------------- -----------------
                             Best Quarter:                     Worst Quarter:
---------------------------- ------------------ -------------- -----------------

---------------------------- ------------------ -------------- -----------------
Average Annual Total Returns       1 YR             5 YRS             10 YRS
as of December 31, 2005:
---------------------------- ------------------ -------------- -----------------
Class II shares
---------------------------- ------------------ -------------- -----------------
Class VII shares
---------------------------- ------------------ -------------- -----------------
50% S&P 500 Index/50%
Citigroup BIG Index(1)
---------------------------- ------------------ -------------- -----------------

                                       14

(1)  The Index is comprised of 50% of the Standard & Poor's 500 Composite  Stock
     Price Index and 50% of Citigroup Broad  Investment-Grade  (BIG) Bond Index.
     Standard  &  Poor's  500   Composite   Stock   Price   Index  is  a  market
     capitalization-weighted  index based on the average weighted performance of
     500 widely held common stocks.  Citigroup Broad Investment-Grade (BIG) Bond
     Index represents a market  capitalization-weighted index that includes U.S.
     Treasury,  government-sponsored,  mortgage and investment-grade  fixed rate corporate bonds with a maturity of one year or longer. Unlike mutual funds, the Indexes do not incur  expenses.  If expenses were deducted,  the actual returns of each Index would be lower.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund, depending on the class in which you invest.

-------------------- -------------------------------- --------------------- --------------------------------
                               Feeder Fund                Master Fund                  Aggregate
-------------------- -------------------------------- --------------------- --------------------------------
                        American Funds GVIT Asset        American Asset           Master-Feeder Total
                          Allocation Fund(1,3)          Allocation Fund             Expenses(4)(,5)
                                                          (Class I)(2)
-------------------- --------------- ---------------- --------------------- ---------------- ---------------

                        Class II        Class VII                              Class II        Class VII
-------------------- --------------- ---------------- --------------------- ---------------- ---------------
Management Fees
                          0.00%            0.00%              0.36%               0.36%           0.36%
-------------------- --------------- ---------------- --------------------- ---------------- ---------------
Distribution
and/or Service
(12b-1) Fees              0.25%            0.40%              0.00%               0.25%           0.40%
-------------------- --------------- ---------------- --------------------- ---------------- ---------------
Other Expenses          [0.62]%          [0.62]%              0.02%             [0.64]%         [0.64]%
-------------------- --------------- ---------------- --------------------- ---------------- ---------------
Total Annual Fund
Operating Expenses      [0.87]%          [1.02]%              0.38%             [1.25]%         [1.40]%
-------------------- --------------- ---------------- --------------------- ---------------- ---------------
Less Waiver/
Reimbursement(6)        [0.15]%          [0.15]%              N/A               [0.15]%         [0.15]%
-------------------- --------------- ---------------- --------------------- ---------------- ---------------
Net Annual Fund
Operating Expenses      [0.72]%          [0.87]%              0.38%             [1.10]%         [1.25]%
-------------------- --------------- ---------------- --------------------- ---------------- ---------------

(1)  Variable  insurance  contracts  impose sales charges and other  expenses on variable insurance contract holders.  Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2)  Capital Research, the Master Fund's investment adviser, began waiving 5% of its management  fees on September 1, 2004.  Beginning  April 1, 2005,  this waiver  increased  to 10% and will  continue  at this level  until  further review. Total annual fund operating expenses do not reflect this waiver.

(3)  Pursuant  to  Fund  Participation   Agreements  among  the  Fund,  Gartmore
     Distribution   Services,   Inc.,  the  Fund's  distributor  ("GDSI"),   and
     Nationwide  Investment Services Corporation  ("NISC"),  NISC will receive a
     Rule  12b-1  fee from the Fund at an  annual  rate of 0.25%  (for  Class II shares) and 0.40% (for Class VII shares) of the average daily net assets of the Fund.

(4)  Expenses are estimated  based on each Fund's  projected  average net assets for 2006.  There are no actual  fees or  expenses  for these  Funds in 2005 because the Funds commenced operations after December 31, 2005.

(5)  The table above reflects the aggregate expenses of both the Master Fund and the Fund.

(6)  Gartmore has entered into a written agreement with the Trust under which it will waive  0.15% of the fees that it charges for  providing  master-feeder operational  services to the Fund. This agreement  currently runs until May
     1, 2007 and may be renewed at that time.

                                       15

EXAMPLE(1)

This example  shows what you could pay in expenses  over time.  You can also use this  example to  compare  the cost of this Fund with other  mutual  funds.  The example,  however,  does not  include  charges  that  are  imposed  by  variable insurance contracts. If these charges were reflected,  the expenses listed below would be higher.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated and then sell all of your shares at the end of those time periods.  It also assumes a 5% return each year and that the Fund's  operating  expenses will not change.  Although  your actual costs may be higher or lower,  based on these assumptions the cost would be:

------------------- --------- --------- -------- ----------
                    1 YR      3 YRS     5 YRS    10 YRS
------------------- --------- --------- -------- ----------
Class II
------------------- --------- --------- -------- ----------
Class VII
------------------- --------- --------- -------- ----------

(1)  The Example reflects the aggregate expenses of both the Master Fund and the
     Fund.

                                       16

Fund Summaries | American Funds GVIT Bond Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund invests all of its assets in the Class I shares of the Master Fund, the
Bond Fund, a series of American Funds Insurance Series(R), a registered open-end investment  company.  In  turn,  the  Master  Bond  Fund  seeks to  maximize  an investor's  level  of  current  income  and  preserve  the  investor's  capital.
Normally,  the Master  Fund  invests  at least 80% of its assets in bonds.  This policy is subject to change only upon 60 days' notice to shareholders.

The Master Bond Fund will invest at least 65% of its assets in  investment-grade debt securities  (including cash and cash  equivalents) and may invest up to 35%
of its assets in bonds rated Ba or below by Moody's  Investors Service and BB or below by  Standard & Poor's  Corporation  or  unrated  but  determined  to be of equivalent  quality.  The  Master  Bond  Fund may  invest  in  bonds of  issuers domiciled outside the United States.  The Master Bond Fund may also invest up to
20% of its assets in preferred stocks,  including convertible and nonconvertible preferred stocks.

The Master Bond Fund is designed  for  investors  seeking  income and more price stability than stocks, and capital preservation over the long term.

Investment  of the Fund's  assets in the Master  Bond Fund is not a  fundamental policy  of the  Fund  and a  shareholder  vote is not  required  for the Fund to withdraw its entire investment in the Master Bond Fund.

PRINCIPAL RISKS

Because the value of your  investment in the Fund will  fluctuate,  there is the risk that you will lose  money.  Your  investment  will  decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the fund manager's ability to assess economic conditions and investment opportunities.

Certain  risks of investing  in the Fund are  identified  below.  If these risks materialize, an investor could lose money in the Fund.

Through its  investment in the Master Bond Fund, the Fund may be affected by the following risks, among others:

o    interest  rate - generally,  when  interest  rates go up, the value of debt securities goes down.

o    credit - an issuer of a bond or other  debt  security  may be unable to pay the interest or principal when due. This risk is more pronounced with lower quality "junk" bonds and other lower rated bonds.

o    call and  redemption  - some  bonds  allow  the  issuer  to call a bond for redemption  before it  matures.  If this  happens,  the Master  Fund may be required to invest the proceeds in securities with lower yields.

o    selection - the portfolio  manager of the Master Fund may select securities that  underperform  the bond market,  the Fund's  benchmark index, or other funds with similar investment objectives and strategies.

o    foreign  investments - the Master Fund's  investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

o    prepayment  and  extension  - certain  bonds will be paid off by the issuer more quickly than  anticipated  (prepayment).  If this happens,  the Master
     Fund may be  required  to invest  the  proceeds  in  securities  with lower yields. Conversely, when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated (extension), causing the value of these securities to fall.

                                       17

o    convertible securities - risks resulting because a portion of a convertible security's  value is based on the  value of the  underlying  common  stock.
     Convertible  securities are debt  securities,  although they are subject to some stock market risk.

Investments in securities issued by entities based outside the United States may be  subject  to the risks  described  above to a greater  extent and may also be affected  by other  issues and  events,  such as  currency  controls;  different accounting,  auditing,  financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility;
differing  securities market  structures;  higher transaction costs; and various administrative  difficulties,  such as delays in clearing and settling portfolio transactions.

Special Considerations - Master-feeder mutual fund structure

Please refer to Additional Information About Investments,  Investment Techniques
and Risks - Master-Feeder Structure for additional information.  The Master Bond
Fund's  prospectus  and statement of additional  information  are available upon request.

                                       18

PERFORMANCE

The  performance  information  below does not reflect  fees and  expenses of any variable  insurance  contract or  qualified  plan which may use the Trust as its underlying  investment  medium.  If such fees and expenses  had been  reflected, performance  would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Class II and VII shares of the American  Funds GVIT Bond Fund were first offered
May  [1],  2006  and,  therefore,  the  American  Funds  GVIT  Bond  Fund has no historical  performance to report.  The performance in the charts below reflects the  hypothetical  performance of the American Funds GVIT Bond Fund based on the performance  of Class I shares of the Master Fund for periods ended December 31,
2005 as adjusted to reflect the  estimated  expenses of the American  Funds GVIT
Bond  Fund,  as if that Fund had  invested  in the  Master  Fund for the  period presented.  The bar chart shows you the  hypothetical  performance of the Master
Fund managed by Capital  Research,  adjusted to reflect the additional  fees and expenses  of the  American  Funds GVIT Bond  Fund.  The  Master  Fund  commenced operations  on  January 2,  1996.  Class I shares of the Master  Fund have lower expenses than Class II and VII shares of the American Funds GVIT Bond Fund.

The  following  bar  chart  and  table  show two  aspects  of the  Master  Fund:
volatility   and   performance.   The  bar  chart   shows   the   volatility--or
variability--of  the Master Fund's annual total returns over time and shows that
Master Fund performance can change from year to year. The table shows the Master
Fund's average annual total returns,  adjusted to reflect the estimated expenses of the American Funds GVIT Bond Fund,  for certain time periods  compared to the returns of a comparable  broad-based  securities index. The returns shown in the bar chart and table do not  include  charges  that will be imposed  by  variable insurance  contracts,  although  they have been restated to reflect the fees and expenses the  American  Funds GVIT Bond Fund would have paid as if that Fund had invested  in the Master Fund for the period  presented.  If these  amounts  were reflected,  returns  would be less  than  those  shown.  The bar chart and table provide  some  indication  of the  risks of  investing  in the  Fund.  Remember, however,  that past performance is not necessarily an indication of how the Fund will perform in the future.  Performance information of the Master Fund has been provided by Capital  Research and is not within the control of, and has not been independently verified by, the American Funds GVIT Bond Fund or Gartmore.

----------------------------------------------------------------------------
               Performance Results on a Calendar Year Basis
         (Reflecting the Adjusted Performance of the Master Fund)
-------------------------------------- -------------------------------------
                1996
-------------------------------------- -------------------------------------
                1997
-------------------------------------- -------------------------------------
                1998
-------------------------------------- -------------------------------------
                1999
-------------------------------------- -------------------------------------
                2000
-------------------------------------- -------------------------------------
                2001
-------------------------------------- -------------------------------------
                2002
-------------------------------------- -------------------------------------
                2003
-------------------------------------- -------------------------------------
                2004
-------------------------------------- -------------------------------------
                2005
-------------------------------------- -------------------------------------

---------------------------- ------------------ ------------- ------------------
Annual Total Returns
---------------------------- ------------------ ------------- ------------------
                             Best Quarter:                    Worst Quarter:
---------------------------- ------------------ ------------- ------------------

---------------------------- ------------------ ------------- ------------------
Average Annual Total Returns       1 YR            5 YRS             10 YRS
as of December 31, 2005:

---------------------------- ------------------ ------------- ------------------
Class II shares
---------------------------- ------------------ ------------- ------------------
Class VII shares
---------------------------- ------------------ ------------- ------------------
Citigroup BIG Index(1)
---------------------------- ------------------ ------------- ------------------

(1)  Citigroup  Broad  Investment-Grade  (BIG)  Bond Index  represents  a market
     capitalization-weighted     index    that    includes    U.S.     Treasury,
     government-sponsored,  mortgage and  investment-grade  fixed rate corporate bonds with a maturity of one year

                                       19

     or longer.  Unlike  mutual  funds,  the Index does not incur  expenses.  If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund, depending on the class in which you invest.

-------------------- ------------------------------- ------------------- ------------------------------
                              Feeder Fund               Master Fund                Aggregate
-------------------- ------------------------------- ------------------- ------------------------------
                        American Funds GVIT Bond       American Bond          Master-Feeder Total
                               Fund(1,3)             Fund (Class I)(2)          Expenses(4)(,5)
-------------------- ---------------- -------------- ------------------- -------------- ---------------

                        Class II        Class VII                          Class II       Class VII
-------------------- ---------------- -------------- ------------------- -------------- ---------------
Management Fees           0.00%           0.00%            0.44%             0.44%          0.44%
-------------------- ---------------- -------------- ------------------- -------------- ---------------
Distribution
and/or Service
(12b-1) Fees              0.25%           0.40%            0.00%             0.25%          0.40%
-------------------- ---------------- -------------- ------------------- -------------- ---------------
Other Expenses           0.62]%         [0.62]%            0.01%           [0.63]%        [0.63]%
-------------------- ---------------- -------------- ------------------- -------------- ---------------
Total Annual Fund
Operating Expenses
                        [0.87]%         [1.02]%            0.45%           [1.32]%        [1.47]%
-------------------- ---------------- -------------- ------------------- -------------- ---------------
Less Waiver/
Reimbursement(6)        [0.15]%         [0.15]%             N/A            [0.15]%        [0.15]%
-------------------- ---------------- -------------- ------------------- -------------- ---------------
Net Annual Fund
Operating Expenses
                        [0.72]%         [0.87]%            0.45%           [1.17]%        [1.32]%
-------------------- ---------------- -------------- ------------------- -------------- ---------------

(1)  Variable  insurance  contracts  impose sales charges and other  expenses on variable insurance contract holders.  Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2)  Capital Research, the Master Fund's investment adviser, began waiving 5% of its management  fees on September 1, 2004.  Beginning  April 1, 2005,  this waiver  increased  to 10% and will  continue  at this level  until  further review. Total annual fund operating expenses do not reflect this waiver.

(3)  Pursuant  to  Fund  Participation   Agreements  among  the  Fund,  Gartmore
     Distribution   Services,   Inc.,  the  Fund's  distributor  ("GDSI"),   and
     Nationwide  Investment Services Corporation  ("NISC"),  NISC will receive a
     Rule  12b-1  fee from the Fund at an  annual  rate of 0.25%  (for  Class II shares) and 0.40% (for Class VII shares) of the average daily net assets of the Fund.

(4)  Expenses are estimated  based on each Fund's  projected  average net assets for 2006.  There are no actual  fees or  expenses  for these  Funds in 2005 because the Funds commenced operations after December 31, 2005.

(5)  The table above reflects the aggregate expenses of both the Master Fund and the Fund.

(6)  Gartmore has entered into a written agreement with the Trust under which it will waive  0.15% of the fees that it charges for  providing  master-feeder operational  services to the Fund. This agreement  currently runs until May
     1, 2007 and may be renewed at that time.

                                       20

EXAMPLE(1)

This example  shows what you could pay in expenses  over time.  You can also use this  example to  compare  the cost of this Fund with other  mutual  funds.  The example,  however,  does not  include  charges  that  are  imposed  by  variable insurance contracts. If these charges were reflected,  the expenses listed below would be higher.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated and then sell all of your shares at the end of those time periods.  It also assumes a 5% return each year and that the Fund's  operating  expenses will not change.  Although  your actual costs may be higher or lower,  based on these assumptions the cost would be:

----------- -------- ---------- ---------- ----------
            1 YR     3 YRS      5 YRS      10 YRS
----------- -------- ---------- ---------- ----------
Class II
----------- -------- ---------- ---------- ----------
Class VII
----------- -------- ---------- ---------- ----------

(1)  The Example reflects the aggregate expenses of both the Master Fund and the
     Fund.

                                       21

Fund Details

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The Master Funds may use other principal investments and techniques in an effort to increase returns,  protect assets or diversify investments.  The Statement of
Additional  Information  ("SAI")  for  each  of the  Funds  contains  additional information about the Master Funds' other investment techniques. For information on how to obtain an SAI, see the back cover.

Stock market risk - Each of the Master  Growth Fund,  Master  Global Growth Fund
and Master Asset  Allocation  Fund could lose value if the individual  stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience  short-term volatility
(price  fluctuation)  as well as  extended  periods  of price  decline or little growth. Individual stocks are affected by many factors, including:

o    corporate earnings
o    production
o    management
o    sales, and
o    market trends,  including  investor  demand for a particular type of stock, such as growth or value stocks,  small or large stocks,  or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national and world social and political  events,  and the  fluctuation  of other stock markets around the world.

Foreign  securities  risk - Each of the  Master  Funds  may  invest  in  foreign securities,  which may be more  volatile,  harder to price and less  liquid than
U.S.  securities.  Foreign  investments  involve some of the following  risks as well:

 o   political and economic instability
 o   the impact of currency exchange rate fluctuations
 o   reduced information about issuers
 o   higher transaction costs
 o   less stringent regulatory and accounting standards
 o   delayed settlement

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign  deposits  (in which a Fund could  lose its  entire  investment  in a certain market) and the possible adoption of foreign  governmental  restrictions such as exchange controls. To the extent a Master Fund invests in countries with emerging  markets,  the  foreign  securities  risks are  magnified  since  these countries  often have unstable  governments,  more volatile  currencies and less established markets.

Small-cap  risk - Each of the Master Growth Fund,  Master Global Growth Fund and
Master  Asset  Allocation  Fund may invest in stocks of  smaller  capitalization issuers.  In general,  stocks of small-cap  companies trade in lower volumes and are  subject to greater or more  unpredictable  price  changes  than  larger cap securities or the market overall.  Small-cap  companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel.  If adverse  developments occur, such as due to management  changes  or  product  failure,  the Master  Fund's  investment  in a small-cap company may lose substantial value.  Investing in small-cap  companies requires  a  longer  term  investment  view and may not be  appropriate  for all investors.

Depositary  receipts - Each of the  Master  Funds may  invest in  securities  of foreign issuers in the form of depositary receipts,  such as American Depositary
Receipts ( "ADRs "), European Depositary Receipts

                                       22

( "EDRs ") and Global Depositary Receipts ( "GDRs "), which typically are issued by  local  financial  institutions  and  evidence  ownership  of the  underlying securities.  Depositary  receipts are generally subject to the same risks as the foreign  securities  that they  evidence  or into which  they may be  converted.
Depositary  receipts  may or may  not be  jointly  sponsored  by the  underlying issuer.  The issuers of  unsponsored  depositary  receipts are not  obligated to disclose  information  that  is,  in the  United  States,  considered  material.
Therefore,  there may be less information  available regarding these issuers and there may not be a correlation  between such information and the market value of the  depositary  receipts.  Certain  depositary  receipts  are not  listed on an exchange and therefore may be considered to be illiquid securities.

Interest  rate risk - The Master  Asset  Allocation  Fund and  Master  Bond Fund
invest in fixed income securities.  Prices of fixed-income  securities generally increase when interest rates decline and decrease when interest rates  increase.
Prices of longer term securities  generally  change more in response to interest rate changes than prices of shorter term securities. To the extent a Master Fund invests a  substantial  portion of its assets in  fixed-income  securities  with longer term maturities,  rising interest rates may cause the value of the Master
Fund's investments to decline significantly.

Credit risk - The Master  Asset  Allocation  Fund and Master Bond Fund invest in fixed income securities. As a result, these Master Funds are subject to the risk that an issuer will be unable to pay the  interest or  principal  when due.  The degree of credit risk depends on both the financial  condition of the issuer and the terms of the  obligation.  Changes  in an  issuer's  credit  rating can also adversely  affect  the  value of a Master  Fund's  investments.  Junk  bonds are generally more exposed to credit risk than are investment grade securities.

Event risk - The Master  Asset  Allocation  Fund and Master  Bond Fund invest in fixed income securities. As a result, these Master Funds are subject to the risk that a  corporate  event  such as a  restructuring,  merger,  leveraged  buyout, takeover,  or  similar  action  may  cause a decline  in market  value or credit quality of the company's  bonds due to factors  including an unfavorable  market response  or a  resulting  increase  in  the  company's  debt.  Added  debt  may significantly reduce the credit quality and market value of a company's bonds.

U.S.  government  securities and U.S.  government agency securities - The Master
Asset  Allocation  Fund and Master  Bond Fund may invest in U.S.  government  or agency securities.  U.S. government securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. Government.  Because these securities are backed by the full faith and credit of the U.S. government,  they present little credit risk. However, the U.S. government does not guarantee the market value of its securities,  and interest rate changes,  prepayment  rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

o    the Federal Housing Administration, the Farmers Home Administration and the
     Government  National  Mortgage  Association  (  "GNMA  "),  including  GNMA pass-through certificates

o    the Federal Home Loan Banks

o    the Federal National Mortgage Association ( "FNMA ")

o    the Student  Loan  Marketing  Association  and Federal  Home Loan  Mortgage
     Corporation ( "FHLMC ")

o    the Federal Farm Credit Banks

Unlike U.S.  government  securities,  U.S.  government  agency  securities  have different  levels of  credit  support  from the  government.  GNMA  pass-through mortgage  certificates  are  backed  by the full  faith  and  credit of the U.S.
government.  While FNMA,  FHLMC and the Federal Home Loan Banks are chartered by
Acts  of  Congress,  their  securities  are  backed  only by the  credit  of the respective  instrumentality  and  are  not  issued  or  guaranteed  by the  U.S.
government. Although certain government agency securities are guaranteed, market price  and yield of the  securities  and net asset  value and  performance  of a
Master Fund are not guaranteed.

Mortgage-backed  securities - The Master Asset  Allocation  Fund and Master Bond
Fund may invest in mortgage-backed  securities.  These  fixed-income  securities represent the right to receive a portion of principal  and/or interest  payments made on a pool of residential or commercial  mortgage loans. When interest rates fall,  borrowers  may  refinance  or  otherwise  repay  principal on their loans earlier than scheduled. When this

                                       23

happens,  certain  types  of  mortgage-backed  securities  will be paid off more quickly than  originally  anticipated  and a Master Fund will have to invest the proceeds in  securities  with lower  yields.  This risk is known as  "prepayment risk." When interest  rates rise,  certain types of  mortgage-backed  securities will be paid off more slowly than originally  anticipated and the value of these securities  will  fall.  This  risk is known as  "extension  risk."

Because of prepayment risk and extension risk,  mortgage-backed securities react differently  to changes in interest  rates than other  fixed-income  securities.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Asset-backed  securities - The Master Asset Allocation Fund and Master Bond Fund
may invest in asset-backed securities. Like traditional fixed-income securities, the value of  asset-backed  securities  typically  increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of  prepayment.  In a period of  declining  interest rates,  borrowers  may pay what they owe on the  underlying  assets more quickly than anticipated.  Prepayment reduces the yield to maturity and the average life of the asset-backed securities.  In addition, when the Master Fund reinvests the proceeds of a prepayment  it may receive a lower  interest  rate. In a period of rising interest rates,  prepayments may occur at a slower rate than expected. As a result,  the average maturity of a Master Fund's  portfolio may increase.  The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

Junk bonds and other lower rated  securities - The Master Asset  Allocation Fund and Master Bond Fund may invest in junk bonds and other lower rated  securities.
Investment in junk bonds and other lower rated or high yield securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer's  ability to pay interest and principal  when due and are susceptible  to default or decline in market  value due to adverse  economic and business  developments.  The market values of high yield  securities  tend to be very volatile,  and these  securities are less liquid than investment grade debt securities.  Therefore,  a Master Fund that invests in junk bonds are subject to these risks:

o    increased  price  sensitivity  to  changing  interest  rates and to adverse economic and business developments

o    greater risk of loss due to default or declining credit quality

o    greater  likelihood that adverse  economic or company  specific events will make the issuer unable to make interest and/or principal payments when due

o    negative market  sentiments  toward high yield securities may depress their price and liquidity.  If this occurs,  it may become  difficult to price or dispose of a particular security held by a Master Fund.

Repurchase  agreements  - Each of the  Master  Funds may enter  into  repurchase
agreements.   When  entering  into  a  repurchase  agreement,  the  Master  Fund essentially  makes a short-term loan to a qualified bank or  broker-dealer.  The
Master  Fund  buys  securities  that  the  seller  has  agreed  to buy back as a specified time and at a set price that includes  interest.  There is a risk that the seller will be unable to buy back the  securities  at the time  required and the Fund could experience delays in recovering amounts owed to it.

Derivatives - Each of the Master Funds may engage in derivative transactions.  A derivative  is a  contract  whose  value  is  based  on  the  performance  of an underlying  financial asset, index or other measure. For example, an option is a derivative  because  its value  changes in  relation  to the  performance  of an underlying  stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of
the  underlying   commodity  or  security.   Derivatives  present  the  risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include the risk that:

o    the  other  party  to the  derivatives  contract  may fail to  fulfill  its obligations

o    their  use may  reduce  liquidity  and  make  the  Fund  harder  to  value, especially in declining markets

o    the Fund may suffer  disproportionately heavy losses relative to the amount invested

o    changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Zero coupon  bonds - Each of the Master  Funds may invest in zero coupon  bonds.
These securities pay no interest during the life of the security, and are issued by a wide  variety  of  governmental  issuers.  They  often  are  sold at a deep discount.  Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value  tends  to grow  more  during  periods  of  falling  interest  rates  and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a  national  securities  exchange,  zero  coupon  bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay interest on the

                                       24

payments  they would have  received  had a payment been made.  To avoid  federal income tax liability,  a fund may have to make distributions to shareholders and may have to sell some assets at  inappropriate  times in order to generate  cash for the distributions.

Floating and variable  rate  securities - Each of the Master Funds may invest in floating  and  variable  rate  securities.  These  securities  do not have fixed interest rates.  Instead,  the rates change over time.  Floating rate securities have interest  rates that vary with changes to a specific  measure,  such as the
Treasury bill rate.  Variable rate securities have interest rates that change at preset  times based on the specific  measure.  Some  floating and variable  rate securities  may be  callable by the  issuer,  meaning  that they can be paid off before their maturity date.

Like other fixed income  securities,  floating and variable rate  securities are subject to interest rate risk.  Securities that are callable are also subject to the risk  that a Fund  will be  repaid  prior to the  stated  maturity,  and the proceeds may be required to invest in lower  yielding  securities  that reduce a
Fund's income. A Fund will only purchase a floating or variable rate security of the same quality as the debt securities it would otherwise purchase.

Preferred stock - Each of the Master Funds may invest in preferred stocks, which are a class of stock that  often  pays  dividends  at a  specified  rate and has preference  over common stock in dividend  payments and  liquidation  of assets.
Preferred stock may be convertible into common stock.

Convertible  securities  - The  Master  Bond  Fund  may  invest  in  convertible securities,  which are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest  (debt  security  convertibles)  or  dividends  (preferred  stocks).  A convertible's  value usually reflects both the stream of current income payments and the value of the underlying  common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise,  the value of a convertible  usually falls.  Since it is convertible  into common stock,  the convertible also has the same types of market and issuer risk as the underlying common stock.

Temporary  investments - Each of the Funds  generally  will be fully invested in accordance with its objective and  strategies.  However,  pending  investment of cash balances,  or if the Fund's  management  believes that business,  economic, political or financial  conditions  warrant,  a Fund may invest without limit in cash or money market cash equivalents, including:

o    short-term U.S. government securities
o    certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks
o    prime quality commercial paper
o    repurchase  agreements covering any of the securities in which the Fund may invest in directly, and
o    shares of other investment companies that invest in securities in which the
     Fund may invest, to the extent permitted by applicable law

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and the Fund may miss potential market upswings.

Master-Feeder  Structure Risk - Other "feeder" funds may also invest in a Master
Fund.  Smaller feeder funds may be harmed by the actions of larger feeder funds.
For example,  a larger feeder fund could have more voting power than a Fund over the  operations of the Master Fund.  Also, a  large-scale  redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders.  Furthermore, a Master Fund may
change  its  investment  objective,   policies,   managers,  expense  limitation
agreements  and other matters  relating to such Master Fund without  approval of the feeder funds or the feeder funds' board.

SELECTIVE DISCLOSURE OF FUND HOLDINGS

A description  of the Funds'  policies and  procedures  regarding the release of portfolio holdings information is available in the Funds' SAI.

                                       25

Fund Management

INVESTMENT ADVISER TO THE MASTER FUNDS

Capital Research and Management  Company  ("Capital  Research"),  an experienced investment management organization founded in 1931, serves as investment adviser to the Master Funds and to other mutual funds,  including  those in The American
Funds Group.  Capital  Research,  a wholly owned subsidiary of The Capital Group
Companies,  Inc., is  headquartered  at 333 South Hope Street,  Los Angeles,  CA
90071.  Capital Research manages the investment fund and business affairs of the
Master Funds.

The Master Funds rely on the  professional  judgment of its investment  adviser,
Capital Research, to make decisions about the funds' portfolio investments.  The basic  investment  philosophy  of  Capital  Research  is to  seek to  invest  in attractively  priced  securities that, in its opinion,  represent  above-average long-term investment opportunities.  Capital Research believes that an important way to accomplish this is through fundamental  analysis,  including meeting with
company  executives  and  employees,   suppliers,   customers  and  competitors.
Securities  may be sold  when  Capital  Research  believes  that  they no longer represent relatively attractive investment opportunities.

Capital  Research uses a system of multiple fund  counselors in managing  mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments,  which are managed by  individual  counselors.  Counselors  decide how their  respective  segments  will be invested,  within the limits  provided by a
Master Fund's  objective(s)  and policies and by Capital  Research's  Investment
Committee.  In  addition,   Capital  Research's  investment  analysts  may  make
investment decisions with respect to a portion of a Master Fund's portfolio.

The primary fund counselors for the Master Funds are listed below:

AMERICAN GROWTH FUND

Fund Managers:

Donald D. O'Neal is a senior vice president of Capital Research.  Mr. O'Neal has been  employed  in the  investment  management  area of Capital  Research or its affiliates for the past 19 years.

Gordon Crawford is a senior vice president and director of Capital Research. Mr.
Crawford has been employed in the investment management area of Capital Research or its affiliates for the past 33 years.

J. Blair Frank is a vice  president of Capital  Research  Company  ("CRC").  Mr.
Frank has been employed in the investment management area of Capital Research or its affiliates for the past 9 years.

Donnalisa Barnum is a senior vice president of CRC. Ms. Barnum has been employed in the investment  management area of Capital Research or its affiliates for the past 17 years.

Ronald B. Morrow is a senior vice president of CRC. Mr. Morrow has been employed in the investment  management area of Capital Research or its affiliates for the past 7 years.

AMERICAN GLOBAL GROWTH FUND

Fund Managers:

Robert W. Lovelace is the Chairman of Capital Research Company  Investment.  Mr.
Lovelace has been employed with Capital  Research or its affiliates for the last
20 years.

Nick J. Grace is a senior vice president of Capital Research Company Investment.
Mr. Grace has been  employed  with  Capital  Research or its  affiliates  for 11 years.

Steven T. Watson is a Senior Vice  President  and  Director of Capital  Research
Company  Investment.  Mr. Watson has been employed with Capital  Research or its affiliates for 15 years.

                                       26

AMERICAN ASSET ALLOCATION FUND

Fund Managers:

Alan N. Berro is a Vice  President of Capital  Research and  Management  Company
Investment.  Mr. Berro has been employed with Capital Research or its affiliates for 14 years.

Susan  M.  Tolson  is a  Senior  Vice  President  of  Capital  Research  Company
Investment. Ms. Tolson has been employed with Capital Research or its affiliates for 15 years.

Michael T. Kerr is a Vice President of Capital  Research and Management  Company
Investment.  Mr. Kerr has been employed with Capital  Research or its affiliates for 20 years.

Mark R.  Macdonald is a Senior Vice  President and Director of Capital  Research
and  Management  Company  Investment.  Mr.  Macdonald  has employed with Capital
Research or its affiliates for 11 years.

AMERICAN BOND FUND

Fund Managers:

Abner D. Goldstine is a Senior Vice  President and Director of Capital  Research
and Management Company Investment.  Mr. Goldstine has been employed with Capital
Research or its affiliates for 38 years

John H. Smet is a Senior  Vice  President  of Capital  Research  and  Management
Company  Investment.  Mr. Smet has been  employed  with Capital  Research or its affiliates for 22 years.

Susan M. Tolson is a Senior Vice  President of Capital  Research and  Management
Company  Investment.  Ms. Tolson has been employed with Capital  Research or its affiliates for 15 years.

David C. Barclay is a Senior Vice  President of Capital  Research and Management
Company  Investment.  Mr. Barclay has been employed with Capital Research or its affiliates for 17 years.

MASTER-FEEDER SERVICE PROVIDER TO THE FEEDER FUNDS

Gartmore  SA  Capital  Trust   ("Gartmore"),   1200  River  Road,   Suite  1000,
Conshohocken,  Pennsylvania 19428 is the master-feeder service provider for each of the Funds under the master-feeder structure. Gartmore was organized in 1999.

Gartmore will provide master-feeder  operational support services to each of the
Feeder Funds under the  Master-Feeder  Services  Agreement.  Such  services will include,  but are not  limited  to: (i)  providing  information  to the Board of
Trustees  enabling it to make all  necessary  decisions of whether to invest the assets of a Feeder Fund in shares of a particular  Master Fund;  (ii) monitoring the ongoing investment performance of the Master Fund and its respective service providers,  and the level of expenses borne by  shareholders of the Master Fund;
(iii)  coordination  with the Master  Fund's  board of  directors,  officers and service providers to obtain all information, reports, certifications, signatures and other  materials  necessary  for the  composition  and  filing of the Feeder
Fund's  registration  statements,   shareholder  reports  and  other  disclosure
materials;  (iv)  coordinating  financial  statement  reports  with those of the
Master  Fund;  (v)  coordination  with the  Master  Fund's  board of  directors,
officers   and   service   providers   to  obtain  all   information,   reports,
certifications,  signatures and other  materials  necessary to enable the Feeder
Funds to prepare and maintain any processes, materials and/or reports (including effecting any necessary filings with appropriate  regulatory  agencies) that may be  necessary  or  prudent  pursuant  to the  Sarbanes-Oxley  Act of 2002;  (vi)
effecting  daily  trades  into  or from  the  Master  Fund,  settling  all  such transactions  and  performing  trading  and  settlement  reconciliations;  (vii)
establishing and maintaining  operational  connectivity  between the Feeder Fund and the  Master  Fund and  continued  monitoring  to  prevent  or  minimize  any resulting  disadvantage  to Feeder Fund  shareholders;  (viii)  facilitation  of distribution  of  Master  Fund  proxy  solicitation  materials  to  Feeder  Fund shareholders  and/or  coordination  with the Master Fund's  officers and service providers to incorporate  Master Fund proxy  information  into Feeder Fund proxy solicitation  materials;  (ix)  coordination with the Master Fund's officers and service  providers  to enable the Feeder  Funds to compile  and  maintain  their respective books and records as may be legally required or reasonably  necessary or prudent; (x) such activities as are necessary for the design, development and maintenance of each Feeder Fund as a product

                                       27

offering to Trust  shareholders;  (xi)  providing  regular and special  reports, information and other educational  materials to the Board of Trustees concerning any  particular  Feeder  Fund-Master  Fund  structure or of  master-feeder  fund structures in general;  and (xii) providing such other services as are necessary or  appropriate  to the efficient  operation of the Feeder Funds with respect to their investment in corresponding Master Funds.

ADDITIONAL INFORMATION ABOUT THE FUND MANAGERS

With respect to the individuals listed, the SAI provides additional  information about  compensation,  other accounts  managed and ownership of securities in the
Funds.

Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE FUNDS

Class II and Class VII  shares of the  Funds are sold to  separate  accounts  of insurance  companies,  including  Nationwide  Life  Insurance  Company  and  its
affiliate  life  insurance  companies  (collectively,   "Nationwide"),  to  fund
benefits  payable  under  variable  insurance  contracts.  Insurance  companies, including Nationwide,  provide additional services necessary for them to receive
Rule 12b-1 fees for the sale of Class II and Class VII shares.

Shares of the Funds are not sold to individual investors.

The separate  accounts  purchase  shares of a Fund in  accordance  with variable account allocation  instructions  received from owners of the variable insurance contracts. A Fund then invests its proceeds in its respective Master Fund which, in turn, buys securities for the Master Fund's portfolio.

Because variable insurance contracts may have different  provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance  company  directly for details  concerning these transactions.

Please  check with your  insurance  company to  determine if a Fund is available under  your  variable  insurance  contract.  This  prospectus  should be read in conjunction  with  the  prospectus  of the  separate  account  of your  specific variable insurance contract.

The Funds currently do not foresee any  disadvantages  to the owners of variable insurance  contracts  arising  out of the fact that the  Funds  may offer  their shares to the separate  accounts of various  other  insurance  companies to fund benefits of these variable insurance  contracts.  Nevertheless,  the Trustees of the Funds will monitor  events in order to identify any material  irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to  determine  what  action,  if any,  should be taken in  response  to such conflicts.  If such a conflict were to occur,  one or more insurance  companies'
separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a
Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc. ("GDSI").

PURCHASE PRICE

The purchase  price of each share of a Fund is its net asset value  ("NAV") next determined  after the order is  received.  No sales  charge  is  imposed  on the purchase of a Fund's  shares;  however,  your  variable  insurance  contract may impose a sales  charge.  Generally,  net assets are based on the market value of the securities and other assets owned by the Fund, less its liabilities. The NAV per share of each  class of each  Fund is  calculated  by taking  the NAV of the
Master Fund,  subtracting the Fund's  liabilities  attributable to the Fund, and dividing by the number of shares of that class that are outstanding.  The NAV is determined  at the  close of  regular  trading  on the New York  Stock  Exchange
(usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

                                       28

The Funds do not determine NAV on the following days:

o    New Year's Day
o    Martin Luther King, Jr. Day
o    Presidents' Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving Day
o    Christmas Day
o    Other days when the New York Stock Exchange is closed

To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed,  the value of the Fund's  investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The NAVs of the  American  Funds GVIT Growth  Fund,  American  Funds GVIT Global
Growth Fund,  American Funds GVIT Asset Allocation Fund, and American Funds GVIT
Bond  Fund are  determined  based  upon the NAVs of their  corresponding  Master
Funds.

Each  Master  Fund  calculates  its NAV per  share  each day the New York  Stock
Exchange is open as of  approximately  4:00 p.m. New York time, the normal close of  regular  trading.  Assets  are  valued  primarily  on the  basis  of  market quotations.  However,  the Master Funds have adopted procedures for making "fair value"  determinations  if market  quotations  are not  readily  available.  For example,  if events occur between the close of markets outside the United States and the close of regular  trading on the New York Stock  Exchange  that,  in the opinion  of  Capital  Research,  materially  affect  the value of the  portfolio securities of the Master Global Growth Fund,  the  securities  will be valued in accordance with fair value  procedures.  Use of these  procedures is intended to result in more appropriate net asset values. In addition,  such use will reduce, if not  eliminate,  potential  arbitrage  opportunities  otherwise  available to short-term investors in the Master Global Growth Fund.

Because  certain  of the Master  Funds may hold  securities  that are  primarily listed on foreign exchanges that trade on weekends or days when the Master Funds do not price their shares,  the value of  securities  held in those Master Funds may change on days when you will not be able to purchase or redeem fund shares.

SELLING SHARES

Shares may be sold  (redeemed)  at any time,  subject  to  certain  restrictions described below. The redemption price is the NAV per share next determined after the order is  received.  Of course,  the value of the shares sold may be more or less than their  original  purchase  price  depending upon the market value of a
Fund's investments at the time of sale.

Because variable insurance contracts may have different  provisions with respect to the timing and method of  redemptions,  variable  insurance  contract  owners should contact their  insurance  company  directly for details  concerning  this transaction.

RESTRICTIONS ON SALES

Shares of a Fund may not be  redeemed  or a Fund may delay  paying the  proceeds from a  redemption  when the New York  Stock  Exchange  is  closed  (other  than customary  weekend  and  holiday  closings)  or if trading is  restricted  or an emergency exists (as determined by the Securities and Exchange Commission).

A Fund may delay or refuse any exchange,  transfer or redemption  request.  Such request may be delayed if the investor  redeeming shares is engaged in excessive trading,  or if  the  amount  of  the  redemption  request  otherwise  would  be disruptive to efficient fund management or would adversely affect the Fund.

                                       29

EXCESSIVE OR SHORT TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as
"market timing").  Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o    disrupt fund management strategies,
o    increase brokerage and other transaction costs, and
o    negatively  impact fund  performance  for all variable  insurance  contract owners indirectly investing in a Fund.

A Fund  may be more or less  affected  by  short-term  trading  in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number,  and  frequency of trades in Fund shares and other  factors.  Funds that invest in foreign  securities  may be at  greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities  held by the  Funds  based on events  occurring  after the close of a foreign  market  that may not be  reflected  in the Fund's NAV  (referred  to as
"arbitrage  market  timing").  Arbitrage  market timing may also be attempted in funds that hold  significant  investments  in small cap  securities,  high-yield
(junk) bonds and other types of investments  that may not be frequently  traded.
There  is  the  possibility   that  arbitrage   market  timing,   under  certain
circumstances,  may dilute the value of Fund  shares if  redeeming  shareholders receive  proceeds (and buying  shareholders  receive  shares) based on net asset values that do not reflect  appropriate  fair value prices.  The Funds' Board of
Trustees  has  adopted  and  implemented  policies  and  procedures  to  detect, discourage and prevent excessive  short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading.

The Funds also may be  impacted  if there is  frequent  trading  of Master  Fund shares by other  shareholders  of a Master  Fund.  Frequent  trading of a Master
Fund's shares may lead to increased  costs to the Master Fund and less efficient management of the Master Fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders,  such as the Funds. The Master Funds'
Board of Trustees has adopted  policies and procedures  with respect to frequent purchases and redemptions of Master Fund shares.

MONITORING OF TRADING ACTIVITY

It is  difficult  for the  Funds  to  monitor  short-term  trading  because  the insurance  companies  that issue  variable  contracts  that  invest in the Funds typically  aggregate the trades of all of their respective contract holders into a single purchase,  sale or exchange transaction.  Additionally,  most insurance companies  combine  all of their  contract  holders'  investments  into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully  prevent,  short-term trading by an individual contract holder within that aggregated  trade or omnibus account but must rely instead on the  insurance  company to monitor  its  individual  contract  holder  trades to identify individual short-term traders.

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are  identified,  will request that the  applicable insurance  company  investigate  the  activity,  inform the Fund  whether or not short-term trading by an individual  contract holder is occurring and take steps to prevent future short-term trades by such contract holder. Because the Fund is unable to monitor  significant  cash  flows  into and out of the  Master  Funds, investors  should be aware of the  heightened  risks a  master-feeder  structure imposes.

With respect to the  Nationwide  variable  insurance  contracts  which offer the
Funds,  Nationwide monitors redemption and repurchase activity, and as a general matter,  Nationwide  currently  limits the number and frequency of trades as set forth in your  Nationwide  prospectus.  Other  insurance  companies  may  employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term  trading.  Additionally,  the term and  restrictions on short-term trading may vary from one  variable  insurance  contract  to another  even among those  contracts  issued  by the same  insurance  company.  Therefore,  contract holders

                                       30

should consult your own variable insurance contract for the specific  short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders,  such Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions to all such trades which that Fund identifies.  As described above, however,  the Fund typically requires the assistance of the insurance company to identify  such  short-term  trades  and  traders.  In the event the Fund  cannot identify  and prevent such  trades,  these may result in increased  costs to all
Fund  shareholders  as  described  below.  When  identified,  the  Fund has sole discretion to:

o    Restrict   purchases  or  exchanges  that  they  or  their  agents  believe constitute excessive trading.

o    Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

DISTRIBUTION AND SERVICE PLAN

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the
Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company
Act, which permits a Fund to compensate the distributor for expenses  associated with  distributing  and  selling  Class II and  Class  VII  shares of a Fund and providing  shareholder  services.  Under that Distribution Plan, a Fund pays its distributor  from its Class II and Class VII shares a fee that is accrued  daily and paid  monthly.  The amount of this fee shall not exceed an annual  amount of
0.25% of the Fund's Class II shares'  average  daily net assets and 0.40% of the
Fund's Class VII shares' average daily net assets.

Administrative Service Plan

In  addition  to Rule  12b-1  fees,  shares  of the Funds  are also  subject  to administrative  service  fees.  These  fees  are  paid  by a Fund  to  insurance companies or their  affiliates who provide  administrative  support  services to variable insurance contract holders on behalf of the Funds. Furthermore, GDSI or one of its  affiliates  also pays  additional  amounts from its own resources to certain insurance companies (or their affiliates) which include the Funds in the insurance company's variable insurance products;  these amounts paid by GDSI are paid for aid in distribution or for aid in providing  administrative services to variable insurance contract holders.

Because the Distribution Plan fees and Administrative Service Plan fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

REVENUE SHARING

GDSI, Gartmore SA Capital Trust and/or their respective affiliates (collectively
"Gartmore")  may make payments for marketing,  promotional  or related  services provided  by:

o    insurance  companies  that offer sub  accounts  in the Funds as  underlying investment options in variable insurance contracts, or

o    broker-dealers  and  other  financial  intermediaries  that  sell  variable insurance contracts that include such investment options.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the insurance company,  broker-dealer or other financial intermediary,  the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an  intermediary's  personnel and other factors.  Revenue  sharing  payments  are paid from  Gartmore's  own  legitimate profits  and  other of its own  resources  (not  from the  Funds)  and may be in addition to any Rule 12b-

                                       31

1  payments  that are paid.  The Board of  Trustees  of the Funds  will  monitor revenue sharing arrangements paid by Gartmore.  Because revenue sharing payments are paid by Gartmore,  and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above,  Gartmore may offer other incentives to sell variable insurance contract sub accounts in the form of sponsorship of educational or other client seminars relating to current products and issues,  assistance  in training or educating an  intermediary's  personnel, and/or entertainment or meals. These payments may also include, at the direction
of  a  retirement   plan's  named  fiduciary,   amounts  to  a  retirement  plan
intermediary  to offset  certain plan  expenses or otherwise  for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o    GDSI and other affiliates of Gartmore,
o    broker-dealers and other financial  intermediaries  that sell such variable insurance contracts, or
o    insurance  companies  that  include  shares  of  the  Funds  as  underlying sub-account options.

Payments  may be based on  current or past sales of sub  accounts  investing  in shares of the Funds,  current or historical  assets,  or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive for an insurance  company or  intermediary,  or their  employees  or  associated persons, to:

o    recommend a particular variable insurance contract or specific sub accounts representing  shares  of a Fund  to you  instead  of  recommending  options offered by competing sub-account providers or insurance companies, or
o    sell  shares  of a Fund to you  instead  of  shares  of  funds  offered  by competing fund families.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding  the revenue sharing  payments  described  above, all investment advisers  and  subadvisers  to the  Trust  are  prohibited  from  considering  a broker-dealer's  sale of any of the  Trust's  shares,  or the  inclusion  of the
Trust's shares in an insurance  contract  provided by an insurance  affiliate of the  broker-dealer,  in selecting such  broker-dealer  for the execution of Fund portfolio transactions,  except as may be specifically permitted by law. Because these Funds are  "feeder"  funds that do not have any  investment  adviser,  but rather  purchase  shares of the Master Fund, this type of revenue sharing is not applicable to these Funds.

The insurance  company that provides your contract may also make similar revenue sharing payments to broker-dealers  and other financial  intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial  intermediary for details about revenue sharing payments it may pay or receive.

                                       32

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The Funds have each  elected,  or intend to elect,  to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it  distributes.  Substantially  all of a Fund's net investment income,  if any,  will  be  paid  as a  dividend  each  quarter  in the  form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its fund securities will be declared and paid to shareholders  annually.
We automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution.

TAX STATUS

The tax  treatment  of  payments  made under a variable  insurance  contract  is described in the prospectus for the contract.  Generally, the owners of variable insurance  contracts are not taxed  currently on income or gains  realized under such contracts  until the income or gain is distributed to the owners.  However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation,  including  possible state or local taxes.  For  more  information  on  taxes,  please  refer  to  the  accompanying prospectus of the annuity or life  insurance  program  through which Fund shares are offered.

Please refer to the SAI for more information  regarding the tax treatment of the
Funds.

This  discussion of  "Distributions  and Taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax  situation  is unique,  you should consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in a Fund.

                                       33

Financial Highlights |

[To be updated in a subsequent filing prior to effectiveness]

                                       34

Information from American Funds GVIT Funds

Please read this  prospectus  before you invest,  and keep it with your records.
This  prospectus  is intended  for use in  connection  with  variable  insurance contracts.  The  following  documents--  which may be obtained  free of charge--
contain additional information about the Fund:

o    Statement of Additional  Information  (incorporated  by reference into this prospectus)

o    Annual  Reports (which  contain  discussions  of the market  conditions and investment strategies that significantly affected each Fund's performance)

o    Semiannual Reports

To obtain a  document  free of  charge,  call (800)  848-6331  or  contact  your variable  insurance  provider.  Because these  documents are intended for use in connection with variable insurance contracts, American Funds GVIT Funds does not make them available on its website.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC as follows:

In person:
Public Reference Room in Washington, D.C.
(For their hours of operation, call 2029428090.)

By mail:
Securities and Exchange  Commission  Public Reference Section  Washington,  D.C.
205490102 (The SEC charges a fee to copy any documents.)

On the EDGAR database via the internet:
www.sec.gov

By electronic request:
publicinfo@sec.gov

American Funds GVIT Funds
1200 River Road, Suite 1000 Conshohocken, PA 19428

The Trust's Investment Company Act File No.: 811-3213

                                       35

             THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213

                       STATEMENT OF ADDITIONAL INFORMATION

                             _________________, 2006

                        GARTMORE VARIABLE INSURANCE TRUST

AMERICAN FUNDS GVIT GROWTH FUND
AMERICAN FUNDS GVIT GLOBAL GROWTH FUND
AMERICAN FUNDS GVIT ASSET ALLOCATION FUND
AMERICAN FUNDS GVIT BOND FUND

     Gartmore  Variable  Insurance  Trust (the  "Trust"),  a Delaware  statutory trust,  is  a  registered  open-end,  management  investment  company  currently consisting of 40 series.  This  Statement of Additional  Information  relates to only four series of the Trust:  American Funds GVIT Growth Fund,  American Funds
GVIT Global Growth Fund,  American Funds GVIT Asset Allocation Fund and American
Funds GVIT Bond Fund  (each,  a "Fund" or "Feeder  Fund" and  collectively,  the
"Funds" or "Feeder Funds").

     Each Fund described in this Statement of Additional Information operates as a "feeder  fund" which  means it does not buy  individual  securities  directly.
Instead, it invests all of its assets in another mutual fund, the "master fund,"
which invests directly in individual  securities.  Each such master fund (each a
"Master Fund" or "American Master Fund" and, collectively, the "Master Funds" or
"American   Master   Funds")   is  a  series   of   American   Funds   Insurance
Series(R)("American  Funds").  Therefore,  each  Fund  has the  same  investment objective and limitations as its  corresponding  Master Fund in which it invests and the same  gross  investment  returns.  The  differences  in  objectives  and policies  among  each of the four  Master  Funds can be  expected  to affect the return of each Fund and the  degree of market and  financial  risk to which each
Fund is subject. Each Fund's corresponding Master Fund is listed below:

------------------------------------------ ------------------------------
FEEDER FUND                                AMERICAN FUNDS MASTER FUND
------------------------------------------ ------------------------------
American Funds GVIT Growth Fund            Growth Fund
------------------------------------------ ------------------------------
American Funds GVIT Global Growth Fund     Global Growth Fund
-------------------------------------------------------------------------
American Funds GVIT Asset Allocation Fund  Asset Allocation Fund
------------------------------------------ ------------------------------
American Funds GVIT Bond Fund              Bond Fund
------------------------------------------ ------------------------------

     Under the  master-feeder  structure,  each  Fund may  withdraw  its  entire investment from its  corresponding  Master Fund if the Trust's Board of Trustees
(the "Board")  determines  that it is in the best  interests of the Fund and its shareholders to do so. Prior to such  withdrawal,  the Board would consider what action might be taken, including the investment of all the assets of the Fund in
another  pooled  investment  entity,   asking  one  of  the  investment  adviser
affiliates of Gartmore SA Capital Trust ("Gartmore"),  the Fund's  master-feeder service provider, to manage the Fund either directly or with a sub-adviser under an agreement  between the Trust and  Gartmore,  or taking any other  appropriate action.

     Information  about the  American  Master  Funds and  Capital  Research  and
Management Company ("Capital Research"),  each Master Fund's investment adviser, is provided with their  permission and based on information  provided by Capital
Research or derived from the American Funds.

     This Statement of Additional Information is not a prospectus but this it is incorporated  by reference into the Prospectus for the Feeder Funds. It contains information  in  addition  to and  more  detailed  than  that  set  forth in the
Prospectus  for the  Feeder  Funds and  should be read in  conjunction  with the
Prospectus.

     Terms not defined in this  Statement  of  Additional  Information  have the meanings assigned to them in the Prospectus. The Prospectus may be obtained from
Gartmore Funds, P.O. Box 182205,  Columbus, Ohio 43218-2202,  or by calling toll free 1-800-848-6331.

                                                                            PAGE
TABLE OF CONTENTS
General Information and History.................................               1
Additional Information on Portfolio
 Instruments and Investment Policies............................               1
Description of Portfolio Instruments

                                       ii

GENERAL INFORMATION AND HISTORY

     Gartmore Variable  Insurance Trust,  formerly  Nationwide  Separate Account
Trust, is an open-end investment company organized under the laws of Delaware by an Amended and Restated  Agreement and  Declaration of Trust,  dated October 28,
2004, as amended on May 2, 2005. The Trust,  originally organized under the laws of  Massachusetts by a Declaration of Trust dated June 30, 1981, as subsequently amended, redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005. The Trust currently offers shares in 40 separate series, each with its own investment objective.

     Each of the Feeder Funds and Master Funds is a diversified  fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

     Under the  master-feeder  structure,  each Feeder  Fund  invests all of its assets  in a  corresponding  Master  Fund.  The  following  provides  additional information about each Master Fund's investment  policies.  Please note that the following  limitations  and  guidelines  are considered at the time of purchase, under normal circumstances,  and are based on a percentage of each Master Fund's net assets unless otherwise  noted.  This summary is not intended to reflect all of a Master Fund's investment limitations.

AMERICAN MASTER GROWTH FUND

     General

     o    The fund invests  primarily in common stocks of companies  that appear to offer superior opportunities for growth of capital.

     Non-U.S. securities

     o    The fund may invest up to 15% of its assets in  securities  of issuers domiciled outside the United States and Canada and not included in the
          S&P 500 Composite Stock Price Index.

     Debt securities

     o    The fund may  invest up to 10% of its  assets in  nonconvertible  debt securities  rated Ba or below by Moody's  and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

AMERICAN MASTER GLOBAL GROWTH FUND

     General

     o    The fund  invests  primarily  in common  stocks of  companies  located around the world.

     Debt securities

     o    The fund may  invest up to 10% of its  assets in  nonconvertible  debt securities rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

AMERICAN MASTER ASSET ALLOCATION FUND

     General

     o    The fund  will  generally  invest  40% to 80% of its  assets in equity securities;  20% to 50% in  debt  securities;  and 0% to 40% in  money market instruments (including cash).

     Debt securities

     o    Up to 25% of the fund's debt  assets may be invested in straight  debt securities  (i.e.,  not  convertible  into equity)  rated Ba and BB or below by Moody's or S&P or in unrated  securities  that are determined to be of equivalent quality.

     Non-U.S. securities

     o    The fund may  invest up to 15% of its assets in equity  securities  of issuers domiciled outside the United States and not in the S&P 500.

     o    The fund may  invest  up to 5% of its  assets  in debt  securities  of issuers domiciled outside the United States.

AMERICAN MASTER BOND FUND

     Equity securities

     o    The fund may  invest  up to 20% of its  assets  in  preferred  stocks, including  convertible and  nonconvertible  preferred stocks. The fund may not purchase other equity securities  directly,  but may retain up to 5% of its assets in common  stock,  warrants  and rights  after the sale of the corresponding  debt securities or received in exchange for debt securities.

     Debt securities

     o    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     o    The fund will  invest at least  35% of its  assets in debt  securities
          (including cash and cash equivalents)  rated A or better by Moody's or
          S&P or in unrated  securities  that are determined to be of equivalent quality.

     o    The fund will  invest at least  65% of its  assets in debt  securities
          (including cash and cash  equivalents) that are rated Baa or better by
          Moody's  or BBB or better  by S&P or in  unrated  securities  that are determined to be of equivalent quality.

     o    The fund may invest up to 35% of its assets in debt  securities  rated
          Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. securities

     o    The  fund  may  invest  up to 20% of its  assets  in  non-U.S.  dollar denominated securities.

                                       2

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

The following is a description of various investment  instruments and techniques that may be pursued by a Master  Fund.  Since each  Feeder  Fund does not invest directly in securities but rather invests directly in its  corresponding  Master
Fund,  each  Feeder  Fund is subject  to the risks  described  below  indirectly through its investment in the Master Fund, which invests directly in securities.
Note  however  that in the  event  that  the  Board  of  Trustees  of the  Trust determines  that it is in the best  interests  of a Feeder Fund to withdraw  its entire  investment in a Master Fund and instead  allow an investment  adviser to direct the  investment/reinvestment  of the Feeder  Fund's  assets  directly  in securities,  then the Feeder  Fund would be  directly  subject to the  following instruments  and  techniques and related  risks,  as  applicable.  The following supplements the discussion in the Feeder Funds' prospectus  regarding investment strategies, policies and risks.

INFORMATION CONCERNING DURATION

     Duration is a measure of the average life of a  fixed-income  security that was  developed  as a more  precise  alternative  to the  concepts  of  "term  to maturity" or "average dollar  weighted  maturity" as measures of "volatility" or
"risk"  associated  with  changes in interest  rates.  Duration  incorporates  a security's  yield,  coupon interest  payments,  final maturity and call features into one measure.

     Most debt obligations  provide interest  ("coupon") payments in addition to final ("par") payment at maturity.  Some  obligations also have call provisions.
Depending on the relative magnitude of these payments and the nature of the call provisions,  the market values of debt  obligations  may respond  differently to changes in interest rates.

     Traditionally,  a debt  security's  "term-to-maturity"  has been  used as a measure of the sensitivity of the security's  price to changes in interest rates
(which is the "interest rate risk" or  "volatility"  of the security).  However,
"term-to-maturity"  measures  only the time until a debt  security  provides its final payment, taking no account of the pattern of the security's payments prior to maturity.  Average  dollar  weighted  maturity is calculated by averaging the terms of  maturity  of each debt  security  held with each  maturity  "weighted"
according to the percentage of assets that it represents.  Duration is a measure of the expected  life of a debt  security on a present  value basis and reflects both  principal  and interest  payments.  Duration  takes the length of the time intervals  between the present time and the time that the interest and principal payments are  scheduled or, in the case of a callable  security,  expected to be received,  and weights them by the present  values of the cash to be received at each  future  point  in time.  For any  debt  security  with  interest  payments occurring  prior to the payment of principal,  duration is ordinarily  less than maturity.  In general, all other factors being the same, the lower the stated or interest rate change of interest of a debt security,  the longer the duration of the security;  conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations in which the standard  duration  calculation does not properly  reflect the  interest  rate  exposure of a security.  For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset.  Another  example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated
final maturity of such securities is generally 30 years, but current  prepayment rates are more critical in determining the  securities'  interest rate exposure.
In these and other  similar  situations,  the  investment  adviser will use more sophisticated  analytical  techniques to project the economic life of a security and estimate its interest rate  exposure.  Since the  computation of duration is based on predictions of future events rather than known factors, there can be no assurance  that a Master Fund will at all times  achieve its targeted  portfolio duration.

     The change in market value of U.S.  government  fixed-income  securities is largely a function of changes in the prevailing  level of interest  rates.  When interest rates are falling,  a portfolio with a shorter duration  generally will not  generate  as high a level  of total  return  as a  portfolio  with a longer duration.  When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration  portfolios
(assuming that long-term  interest rates are higher than short-term rates, which is  commonly  the case.) When  interest  rates are  rising,  a portfolio  with a shorter  duration will generally  outperform  longer duration  portfolios.  With respect to the composition of a fixed-income portfolio,  the longer the duration of the portfolio, generally, the greater the

                                       3

anticipated  potential  for  total  return,  with,  however,  greater  attendant interest  rate risk and price  volatility  than for a  portfolio  with a shorter duration.

DEBT OBLIGATIONS

     Debt  obligations are subject to the risk of an issuer's  inability to make principal and interest  payments,  when due, on its obligations  ("credit risk")
and are  subject  to price  volatility  due to such  factors  as  interest  rate sensitivity,  market  perception  of the  creditworthiness  of the  issuer,  and general  market  liquidity.  Lower-rated  securities are more likely to react to developments affecting these risks than are more highly rated securities,  which react  primarily to movements in the general level of interest  rates.  Although the  fluctuation  in the price of debt  securities is normally less than that of common  stocks,  in the past  there  have  been  extended  periods  of  cyclical increases in interest rates that have caused  significant  declines in the price of debt  securities  in  general  and have  caused  the  effective  maturity  of securities with prepayment features to be extended,  thus effectively converting short or intermediate  securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).

     Ratings  as   Investment   Criteria.   High-quality,   medium-quality   and
non-investment  grade debt obligations are  characterized as such based on their ratings by nationally  recognized  statistical rating organizations  ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor
Services  ("Moody's").  In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities  that they rate. Such ratings, however, are relative and subjective,  and are not absolute standards of quality and do not evaluate the market value risk of the  securities.  These ratings are used by a  Master  Fund as  initial  criteria  for the  selection  of  portfolio securities,  but the Master Fund also relies upon the independent  advice of the
Master Fund's adviser to evaluate  potential  investments.  This is particularly
important  for  lower-quality  securities.   Among  the  factors  that  will  be
considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure,  existing debt  and  earnings  history.  The  Appendix  to this  Statement  of  Additional
Information  contains further  information about the rating categories of NRSROs and their significance.

     Subsequent  to its purchase by a Master Fund,  an issue of  securities  may cease to be rated or its rating may be reduced  below the minimum  required  for purchase by such Master Fund.  In addition,  it is possible  that an NRSRO might not change its rating of a particular issue to reflect subsequent  events.  None of these events  generally  will require sale of such  securities,  but a Master
Fund's  adviser will  consider such events in its  determination  of whether the
Master Fund should continue to hold the securities.

     In addition,  to the extent that the ratings  change as a result of changes
in  such  organizations  or  their  rating  systems,   or  due  to  a  corporate
reorganization,  the  Master  Fund will  attempt  to use  comparable  ratings as standards for its  investments in accordance  with its investment  objective and policies.

     Medium-Quality  Securities.  Certain Master Funds  anticipate  investing in medium-quality  obligations,  which are obligations  rated in the fourth highest rating category by any NRSRO.  Medium-quality  securities,  although  considered investment-grade,  may have some speculative  characteristics and may be subject to greater fluctuations in value than higher-rated securities.  In addition, the issuers of medium-quality  securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

     Lower Quality (High-Risk)  Securities.  Non-investment  grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities")
include  (i) bonds  rated as low as C by  Moody's,  Standard & Poor's,  or Fitch
Investors  Service,  Inc. ("Fitch") ; (ii) commercial paper rated as low as C by
Standard & Poor's,  Not Prime by Moody's or Fitch 4 by Fitch;  and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There
is  more  risk   associated   with   these   investments   because   of  reduced
creditworthiness  and increased risk of default.  Under NRSRO guidelines,  lower quality securities will likely have some quality and protective  characteristics that are  outweighed by large  uncertainties  or major risk exposures to adverse conditions.  Lower quality  securities  are  considered to have  extremely  poor prospects of ever  attaining  any real  investment  standing,  to have a current identifiable  vulnerability  to default or to be in  default,  to be unlikely to have the capacity to make required  interest  payments and repay  principal when due in

                                       4

the event of adverse  business,  financial or economic  conditions,  or to be in default  or not  current in the  payment  of  interest  or  principal.  They are regarded as predominantly  speculative with respect to the issuer's  capacity to pay interest and repay principal.  The special risk considerations in connection with investments in these securities are discussed below.

     Effect  of  Interest  Rates  and  Economic  Changes.  All  interest-bearing securities  typically  experience  appreciation  when interest rates decline and depreciation  when interest rates rise. The market values of  lower-quality  and comparable unrated securities tend to reflect individual corporate  developments to a greater extent than do higher rated  securities,  which react  primarily to
fluctuations  in  the  general  level  of  interest  rates.   Lower-quality  and
comparable  unrated  securities  also  tend to be  more  sensitive  to  economic conditions than are higher-rated securities. As a result, they generally involve more credit  risk than  securities  in the  higher-rated  categories.  During an economic  downturn  or a  sustained  period of  rising  interest  rates,  highly leveraged  issuers  of  lower-quality  and  comparable  unrated  securities  may experience  financial stress and may not have sufficient  revenues to meet their payment  obligations.  The issuer's  ability to service its debt obligations may also be  adversely  affected by specific  corporate  developments,  the issuer's inability to meet specific projected business forecasts or the unavailability of additional  financing.  The risk of loss due to  default  by an  issuer of these securities  is  significantly  greater than issuers of  higher-rated  securities because such  securities are generally  unsecured and are often  subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security  defaulted,  the Master  Fund might incur  additional  expenses to seek recovery.  Periods of  economic  uncertainty  and changes  would also  generally result in increased volatility in the market prices of these securities and thus in the Master Fund's net asset value.

     As previously  stated,  the value of a lower-quality or comparable  unrated security  will  generally  decrease  in  a  rising  interest  rate  market,  and accordingly  so  will  a  Master  Fund's  net  asset  value.  If a  Master  Fund experiences  unexpected net  redemptions  in such a market,  it may be forced to liquidate  a  portion  of its  portfolio  securities  without  regard  to  their investment  merits. Due to the limited liquidity of lower-quality and comparable unrated  securities  (discussed below), a Master Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Master Fund.

     Payment  Expectations.  Lower-quality  and  comparable  unrated  securities typically  contain  redemption,  call or prepayment  provisions which permit the issuer of such  securities  containing  such  provisions to, at its  discretion, redeem the  securities.  During periods of falling  interest  rates,  issuers of these  securities  are likely to redeem or prepay the  securities  and refinance them with debt  securities at a lower  interest rate. To the extent an issuer is able to refinance the  securities,  or otherwise  redeem them, a Master Fund may have to replace  the  securities  with a lower  yielding  security,  which would result in a lower return for that Master Fund.

     Liquidity and  Valuation.  A Master Fund may have  difficulty  disposing of certain  lower-quality and comparable  unrated securities because there may be a thin trading market for such securities.

Because not all dealers  maintain  markets in all  lower-quality  and comparable unrated securities, there may be no established retail secondary market for many of these  securities.  The Master Funds anticipate that such securities could be sold only to a limited  number of dealers  or  institutional  investors.  To the extent a secondary  trading market does exist,  it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an  adverse  impact on the market  price of the  security.  As a result,  a Master  Fund's  asset  value and  ability to  dispose  of  particular securities,  when  necessary to meet such Master  Fund's  liquidity  needs or in response to a specific  economic  event,  may be impacted.  The lack of a liquid secondary  market for certain  securities  may also make it more difficult for a
Master Fund to obtain  accurate  market  quotations for purposes of valuing that
Master Fund's  portfolio.  Market  quotations  are  generally  available on many lower-quality  and  comparable  unrated  issues  only from a  limited  number of dealers and may not  necessarily  represent  firm bids of such dealers or prices for actual sales.  During  periods of thin trading,  the spread  between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor  perceptions,  whether or not based on  fundamental  analysis,  may decrease  the values and  liquidity  of  lower-quality  and  comparable  unrated securities, especially in a thinly traded market.

     U.S.  Government  Securities.  U.S.  government  securities  are  issued or guaranteed  by  the  U.S.  government  or  its  agencies  or  instrumentalities.
Securities issued by the U.S. government include U.S. Treasury obligations, such

                                       5

as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

     o the Federal Housing Administration,  Farmers Home Administration, and the
Government National Mortgage Association  ("GNMA"),  including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the
United States; the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

     o the Federal Farm Credit  Banks,  government-sponsored  institutions  that consolidate  the  financing  activities  of the Federal Land Banks,  the Federal
Intermediate Credit Banks and the Banks for Cooperatives; and

     o the Student Loan  Marketing  Association,  the Federal Home Loan Mortgage
Corporation  ("FHLMC") and the Federal National Mortgage  Association  ("FNMA"),
whose  securities  are supported only by the credit of such agencies and are not guaranteed by the U.S.  government.  However,  the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing  limited  amounts of their respective obligations.

     Although the U.S.  government or its agencies provide  financial support to such  entities,  no assurance can be given that they will always do so. The U.S.
government  and its agencies and  instrumentalities  do not guarantee the market value of their  securities;  consequently,  the  value of such  securities  will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an  outstanding  Treasury  security and selling them as  individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest  periodically,  but accrue  interest  until  maturity.  To the extent a
Master Fund purchases the principal portion of the STRIPS,  the Master Fund will not receive regular interest payments.  Instead they are sold at a deep discount from their face value.  Because the principal portion of the STRIPs does not pay current  income,  its price can be  volatile  when  interest  rates  change.  In calculating its dividend, the Master Fund takes into account as income a portion of the difference  between the principal  portion of the STRIPs'  purchase price and its face value.

     Mortgage and Asset-Backed Securities.  Mortgage-backed securities represent direct  or  indirect  participation  in, or are  secured  by and  payable  from, mortgage  loans secured by real  property.  Mortgage-backed  securities  come in
different  forms.  The  simplest  form  of   mortgage-backed   securities  is  a
pass-through  certificate.  Such  securities may be issued or guaranteed by U.S.
government  agencies  or  instrumentalities  or by  private  issuers,  generally originators in mortgage loans, including savings and loan associations, mortgage bankers,  commercial  banks,  investment  bankers,  and special purpose entities
(collectively,  "private lenders").  The purchase of mortgage-backed  securities from private  lenders may entail  greater risk than  mortgage-backed  securities
that  are   issued  or   guaranteed   by  the  U.S.   government   agencies   or
instrumentalities.  Mortgage-backed  securities issued by private lenders may be supported by pools of mortgage loans or other  mortgage-backed  securities  that are  guaranteed,  directly or indirectly,  by the U.S.  government or one of its agencies or  instrumentalities,  or they may be issued without any  governmental
guarantee   of  the   underlying   mortgage   assets   but  with  some  form  of
non-governmental  credit  enhancement.  These  credit  enhancements  may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties.

     Since privately-issued  mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit  enhancements.  Such credit  enhancements  generally fall into two categories:  (i) liquidity protection; and (ii) protection against losses resulting from ultimate  default by an obligor on the underlying  assets.
Liquidity  protection  refers to the  provisions  of advances,  generally by the entity  administering  the pool of assets,  to ensure that the  pass-through  of payments  due on the  underlying  pool  occurs in a timely  fashion.  Protection against  losses  resulting  from  ultimate  default  enhances the  likelihood of ultimate  payment of the  obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees,  insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through various means of  structuring  the  transaction or through a combination of such approaches.

     The ratings of  mortgage-backed  securities  for which  third-party  credit enhancement  provides  liquidity  protection or protection  against  losses from default are generally dependent upon the continued creditworthiness of

                                       6

the provider of the credit enhancement.  The ratings of such securities could be subject to reduction in the event of  deterioration in the  creditworthiness  of the  credit  enhancement  provider  even in cases  where  the  delinquency  loss experience on the underlying  pool of assets is better than expected.  There can be no assurance that the private issuers or credit enhancers of  mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments  sometimes  funded  from a  portion  of the payments on the underlying assets are held in reserve against future losses) and
"over-collateralization"  (where the  scheduled  payments  on, or the  principal amount of, the  underlying  assets exceed those  required to make payment of the securities  and pay any servicing or other fees).  The degree of credit  support provided  for each  issue is  generally  based on  historical  information  with respect  to the level of credit  risk  associated  with the  underlying  assets.
Delinquency  or loss in  excess of that  which is  anticipated  could  adversely affect the return on an investment in such security.

     Private  lenders or  government-related  entities may also create  mortgage loan pools  offering  pass-through  investments  where the mortgages  underlying these  securities may be alternative  mortgage  instruments,  that is,  mortgage instruments  whose  principal  or interest  payments  may vary or whose terms to maturity  may  be  shorter  than  was  previously  customary.  As new  types  of mortgage-related  securities  are developed  and offered to investors,  a Master
Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield  characteristics of mortgage-backed  securities differ from those of  traditional  debt  obligations.  Among the  principal  differences  are that interest and  principal  payments are made more  frequently  on  mortgage-backed securities,  usually  monthly,  and that  principal  may be  prepaid at any time because the underlying  mortgage loans or other assets  generally may be prepaid at any time.  As a result,  if a Master Fund  purchases  these  securities  at a premium,  a prepayment  rate that is faster than  expected  will reduce yield to maturity,  while a  prepayment  rate that is lower than  expected  will have the opposite  effect of increasing  the yield to maturity.  Conversely,  if a Master
Fund purchases these securities at a discount,  a prepayment rate that is faster than expected will increase yield to maturity,  while a prepayment  rate that is slower than expected will reduce yield to maturity.  Accelerated  prepayments on securities  purchased by the Master Fund at a premium also impose a risk of loss of principal  because the premium may not have been fully  amortized at the time the principal is prepaid in full.

     Unlike   fixed   rate   mortgage-backed    securities,    adjustable   rate
mortgage-backed  securities  are  collateralized  by or  represent  interest  in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Master Fund will not benefit from  increases in interest rates to the extent that interest rates rise to the point where they cause the current  coupon of the  underlying  adjustable rate mortgages to exceed any maximum  allowable  annual or lifetime reset limits
(or "cap  rates") for a  particular  mortgage.  In this event,  the value of the adjustable  rate  mortgage-backed  securities  in a  Master  Fund  would  likely decrease.  Also,  a Master  Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed  securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Master Fund derived from adjustable rate mortgage  securities  which remain in a mortgage  pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant.  Adjustable rate mortgages also have less potential for  appreciation in value as interest rates decline than do fixed rate investments.

     There  are a  number  of  important  differences  among  the  agencies  and instrumentalities of the U.S. government that issue  mortgage-backed  securities and among the securities that they issue.  Mortgage-backed  securities issued by
GNMA  include GNMA  Mortgage  Pass-Through  Certificates  (also known as "Ginnie
Maes") which are  guaranteed as to the timely  payment of principal and interest by GNMA and such  guarantee is backed by the full faith and credit of the United
States.  GNMA certificates also are supported by the authority of GNMA to borrow
funds  from  the  U.S.   Treasury  to  make   payments   under  its   guarantee.
Mortgage-backed  securities  issued by FNMA  include  FNMA  Guaranteed  Mortgage
Pass-Through Certificates (also known as "Fannie Maes") which are

                                       7

solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United  States.  Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage  Corporation  ("FHLMC") include FHLMC Mortgage
Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate  instrumentality of the United States, created pursuant to an Act of
Congress,  which is  owned  entirely  by  Federal  Home  Loan  Banks  and do not constitute a debt or obligation of the United States or by any Federal Home Loan
Bank.  Freddie Macs entitle the holder to timely  payment of interest,  which is guaranteed by the FHLMC.  The FHLMC  guarantees  either  ultimate  collection or timely payment of all principal payments on the underlying  mortgage loans. When the FHLMC does not guarantee  timely  payment of principal,  FHLMC may remit the amount due on account of its  guarantee of ultimate  payment of principal at any time after  default on an  underlying  mortgage,  but in no event later than one year after it becomes payable.

     Asset-backed   securities  have  structural   characteristics   similar  to
mortgage-backed  securities.  However,  the underlying assets are not first-lien mortgage  loans or interests  therein;  rather the  underlying  assets are often consumer or commercial  debt contracts such as motor vehicle  installment  sales contracts,  other  installment  loan  contracts,  home equity  loans,  leases of various types of property and  receivables  from credit card and other revolving credit arrangements. However, almost any type of fixed income assets may be used to create an asset-backed  security,  including other fixed income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed  securities may be supported by non-governmental credit enhancements  similar  to those  utilized  in  connection  with  mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets  underlying  such  securities,  how well the entity  issuing the security is insulated from the credit risk of the originator or any other  affiliated  entities,  and the  amount  and  quality of any credit enhancement of the securities.

     Collateralized  Mortgage Obligations  ("CMOs") and Multiclass  Pass-Through
Securities.  CMOs are a more  complex form of  mortgage-backed  security in that they are multi-class debt obligations which are collateralized by mortgage loans or pass-through  certificates.  As a result of changes  prompted by the 1986 Tax
Reform  Act,  most CMOs are  today  issued as Real  Estate  Mortgage  Investment
Conduits ("REMICs").  From the perspective of the investor,  REMICs and CMOs are virtually  indistinguishable.  However,  REMICs  differ from CMOs in that REMICs provide  certain tax  advantages  for the issuer of the  obligation.  Multiclass pass-through  securities  are  interests  in a trust  composed of whole loans or
private  pass-throughs   (collectively  hereinafter  referred  to  as  "Mortgage
Assets").  Unless the context indicates otherwise, all references herein to CMOs include REMICs and multi-class pass-through securities.

     Typically,  CMOs are  collateralized  by GNMA,  Fannie Mae or  Freddie  Mac
Certificates,  but also may be  collateralized  by Mortgage Assets.  Payments of principal  and  interest on the Mortgage  Assets,  and any  reinvestment  income thereon,  provide  the funds to pay debt  service on the CMOs or make  scheduled distributions on the multiclass pass-through  securities.  CMOs may be issued by agencies or instrumentalities of the U.S. government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations,
mortgage  banks,   commercial  banks,   investment  banks  and  special  purpose
subsidiaries of the foregoing.

     In order to form a CMO,  the  issuer  assembles  a package  of  traditional mortgage- backed pass-through securities,  or actual mortgage loans, and uses it as collateral for a multi-class security.  Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated  maturity  or  final  distribution  date.  Principal  prepayments  on the
Mortgage  Assets may cause the CMOs to be  retired  substantially  earlier  than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,  quarterly or  semi-annual  basis.  The principal  of and interest on the  Mortgage  Assets may be  allocated  among the several  classes of a series of a CMO in  innumerable  ways.  In one  structure, payments of  principal,  including any  principal  prepayments,  on the Mortgage
Assets  are  applied to the  classes  of a CMO in the order of their  respective stated maturities or final  distribution  dates, so that no payment of principal will be made on any  class of CMOs  until all other  classes  having an  earlier stated  maturity or final  distribution  date have been paid in full.  As market conditions  change,  and  particularly  during periods of rapid or unanticipated changes in market interest rates, the  attractiveness of the CMO classes and the ability of the structure to provide the anticipated  investment  characteristics may be  significantly  reduced.  Such  changes can result in  volatility  in the market value, and in some instances reduced liquidity, of the CMO class.

                                       8

     A Master  Fund may also  invest in,  among  others,  parallel  pay CMOs and
Planned Amortization Class CMOs ("PAC Bonds").  Parallel pay CMOs are structured to provide  payments of  principal  on each payment date to more than one class.
These  simultaneous  payments are taken into account in  calculating  the stated
maturity date or final distribution date of each class, which, as with other CMO structures,  must be retired by its stated maturity date or a final distribution date but may be retired  earlier.  PAC Bonds are a type of CMO tranche or series designed to provide relatively  predictable payments of principal provided that, among other things, the actual prepayment  experience on the underlying mortgage loans falls within a predefined  range. If the actual  prepayment  experience on the underlying  mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions  occur,  principal payments on the
PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another;  a narrower range  increases the risk that  prepayments  on the PAC Bond will be greater or  smaller  than  predicted.
Because of these features,  PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage  Securities.  Stripped mortgage securities are derivative multiclass  mortgage  securities.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations,
mortgage  banks,   commercial  banks,   investment  banks  and  special  purpose
subsidiaries  of  the  foregoing.  Stripped  mortgage  securities  have  greater volatility than other types of mortgage  securities.  Although stripped mortgage securities are purchased and sold by  institutional  investors  through  several investment  banking  firms  acting as  brokers or  dealers,  the market for such securities  has not yet been fully  developed.  Accordingly,  stripped  mortgage securities are generally illiquid.

     Stripped  mortgage  securities are  structured  with two or more classes of securities  that receive  different  proportions  of the interest and  principal distributions on a pool of mortgage  assets. A common type of stripped  mortgage security  will have at least one class  receiving  only a small  portion  of the interest and a larger portion of the principal from the mortgage  assets,  while the other class will receive primarily  interest and only a small portion of the principal.  In the most extreme case, one class will receive all of the interest
("IO" or interest-only), while the other class will receive all of the principal
("PO" or  principal-only  class).  The yield to maturity  on IOs,  POs and other mortgage-backed  securities  that are  purchased  at a  substantial  premium  or discount  generally  are  extremely  sensitive not only to changes in prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal  payments may have a material adverse effect on such securities' yield
to  maturity.   If  the  underlying  mortgage  assets  experience  greater  than anticipated  prepayments of principal,  the Master Fund may fail to fully recoup its initial  investment in these securities even if the securities have received the highest rating by an NRSRO.

     In addition to the stripped mortgage securities described above, the Master
Fund may invest in similar  securities  such as Super POs and  Levered IOs which are more volatile than POs, IOs and IOettes.  Risks  associated with instruments such as Super POs are similar in nature to those risks related to investments in
POs. IOettes  represent the right to receive interest  payments on an underlying pool of mortgages with similar risks as those  associated  with IOs. Unlike IOs, the owner also has the right to receive a very small  portion of the  principal.
Risks  connected  with  Levered  IOs and  IOettes are similar in nature to those associated  with  IOs.  The  Master  Fund  may  also  invest  in  other  similar instruments  developed  in the  future  that  are  deemed  consistent  with  its investment objective, policies and restrictions.

     A Master Fund may also purchase  stripped  mortgage-backed  securities  for hedging purposes to protect that Master Fund against interest rate fluctuations.
For example,  since an IO will tend to increase in value as interest rates rise, it may be  utilized to hedge  against a decrease in value of other  fixed-income securities  in a rising  interest  rate  environment.  Stripped  mortgage-backed securities may exhibit  greater price  volatility  than ordinary debt securities because of the manner in which their  principal  and  interest  are  returned to investors.  The  market  value of the class  consisting  entirely  of  principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped  mortgage-backed  securities  that receive all or most of the
interest  are  generally   higher  than   prevailing   market  yields  on  other
mortgage-backed  obligations  because their cash flow patterns are also volatile and  there is a  greater  risk  that the  initial  investment  will not be fully recouped. The market for CMOs and other stripped mortgage-backed  securities may be less  liquid if these  securities  lose their value as a result of changes in interest  rates; in that case, a Master Fund may have difficulty in selling such securities.

REPURCHASE AGREEMENTS

                                       9

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain  non-bank dealers by a Master Fund, the
Master Fund's custodian, or a subcustodian,  will have custody of, and will hold in a  segregated  account,  securities  acquired  by the  Master  Fund  under  a repurchase agreement.  Repurchase agreements are contracts under which the buyer of a security  simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the  Securities  and Exchange  Commission  (the "SEC") to be loans by the Master
Fund.  Repurchase  agreements  may be entered into with respect to securities of the type in which the Master Fund may invest or government securities regardless of their remaining  maturities,  and will require that additional  securities be deposited with the Master Fund's  custodian or  subcustodian if the value of the securities  purchased  should  decrease  below their  resale  price.  Repurchase agreements  involve  certain  risks in the event of default or insolvency by the other party,  including  possible  delays or  restrictions  upon a Master Fund's ability to dispose of the underlying securities,  the risk of a possible decline in the value of the  underlying  securities  during the period in which a Master
Fund  seeks to  assert  its  rights  to them,  the  risk of  incurring  expenses associated with asserting those rights and the risk of losing all or part of the income from the  repurchase  agreement.  The Master Fund's  adviser  reviews the creditworthiness  of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

FORWARD COMMITMENTS

     The Master Funds may enter into  commitments to purchase or sell securities at a future  date.  When a Master Fund agrees to purchase  such  securities,  it assumes  the risk of any decline in value of the  security  from the date of the agreement.  When a Master  Fund  agrees  to sell  such  securities,  it does not participate in further gains or losses with respect to the securities  beginning on the date of the agreement.  If the other party to such a transaction fails to deliver or pay for the securities,  the Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

     The  Master  Funds  will not use  these  transactions  for the  purpose  of leveraging and will segregate  liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.
Although these transactions will not be entered into for leveraging purposes, to the  extent a Master  Fund's  aggregate  commitments  in  connection  with these transactions  exceed its segregated assets, the Master Fund temporarily could be in a  leveraged  position  (because it may have an amount  greater  than its net assets  subject to market  risk).  Should  market  values of the  Master  Fund's portfolio  securities decline while the Master Fund is in a leveraged  position, greater depreciation of its net assets would likely occur than if it were not in such a  position.  The  Master  Funds  will not  borrow  money to  settle  these transactions  and,  therefore,  will  liquidate  other  portfolio  securities in advance of  settlement  if necessary to generate  additional  cash to meet their obligations.

     The Master Asset  Allocation  Fund and Master Bond Fund may also enter into
"roll"   transactions  which  involve  the  sale  of  mortgage-backed  or  other securities  together with a commitment to purchase  similar,  but not identical, securities  at a later date.  These  Master  Funds  assume the risk of price and yield  fluctuations  during the time of the commitment.  These Master Funds will segregate  liquid  assets  which  will be marked  to  market  daily in an amount sufficient to meet their payment obligations in these transactions.

PRIVATE COMPANIES

     The Master  Funds may invest in companies  that have not  publicly  offered their securities.  Investing in private companies can involve greater risks than those associated with investing in publicly traded companies.  For example,  the securities  of a  private  company  may be  subject  to  the  risk  that  market conditions,  developments within the company, investor perception, or regulatory decisions  may  delay or  prevent  the  company  from  ultimately  offering  its
securities  to  the  public.   Furthermore,   these  investments  are  generally
considered  to be  illiquid  until a  company's  public  offering  and are often subject to additional contractual  restrictions on resale that would prevent the
Master Funds from selling  their company  shares for a period of time  following the public offering.

     Investments  in private  companies  can offer the Master Funds  significant growth  opportunities at attractive  prices.  However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

LENDING PORTFOLIO SECURITIES

                                       10

     Each of the Master Asset  Allocation Fund and Master Bond Fund may lend its portfolio  securities  to  brokers,  dealers and other  financial  institutions, provided it receives  collateral,  with respect to the loan of U.S.  securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each such loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio  securities loaned, and at all times thereafter shall require the borrower to mark to market such  collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities,  the
Fund can increase its income through the investment of the cash collateral.  For the purposes of this policy, the Master Fund considers collateral  consisting of cash,  U.S.  government  securities  or letters of credit  issued by banks whose securities  meet the  standards  for  investment  by the  Master  Fund to be the equivalent  of cash.  From  time to time,  the  Master  Fund may  return  to the borrower or a third party which is unaffiliated  with it, and which is acting as a  "placing  broker,"  a part of the  interest  earned  from the  investment  of collateral received for securities loaned. Each of these Master Funds will limit its loans of  portfolio  securities  to an  aggregate of 10% of the value of its total assets,  measured at the time any such loan is made. These Master Funds do not  currently  intend to engage in this  investment  practice  over the next 12 months.

     The SEC  currently  requires  that  the  following  conditions  must be met whenever  portfolio  securities  are loaned:  (1) a Master Fund must  receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities  loaned rises above the level of such collateral;  (3) a
Master Fund must be able to  terminate  the loan at any time;  (4) a Master Fund must receive reasonable interest on the loan, as well as any dividends, interest or other  distributions  payable on the loaned  securities,  and any increase in market  value;  (5) a  Master  Fund may pay only  reasonable  custodian  fees in connection  with the  loan;  and (6)  while  any  voting  rights  on the  loaned securities  may pass to the borrower,  a Master Fund's board of trustees must be able to  terminate  the loan and  regain the right to vote the  securities  if a material event adversely  affecting the investment occurs.  These conditions may be subject to future modification.  Loan agreements involve certain risks in the event of default or insolvency of the other party  including  possible delays or restrictions  upon the Master Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INFLATION INDEXED BONDS

     The  Master  Asset  Allocation  Fund and  Master  Bond  Fund may  invest in
inflation-indexed    bonds   issued   by   governments,    their   agencies   or
instrumentalities and corporations.  The principal value of this type of bond is adjusted in response to changes in the level of the consumer  price  index.  The interest rate is fixed at issuance as a percentage of this adjustable principal.
The actual  interest income may therefore both rise and fall as the level of the consumer price index rises and falls.  In  particular,  in a period of deflation the interest  income would fall.  While the interest income may adjust upward or downward  without limit in response to changes in the consumer price index,  the principal  has a floor at par,  meaning that the investor  receives at least the par value at redemption.

     Repayment of the original  bond  principal  upon  maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury  inflation-indexed  bonds, even during a period of  deflation.  However,  the current  market  value of the bonds is not guaranteed and will fluctuate.

SMALL COMPANY AND EMERGING GROWTH STOCKS

     Investing in  securities  of  small-sized,  including  micro-capitalization companies  and  emerging  growth  companies,  may  involve  greater  risks  than investing  in the  stocks  of  larger,  more  established  companies,  including
possible  risk  of  loss.  Also  because  these   securities  may  have  limited
marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth  companies  normally have fewer shares  outstanding  than larger companies, it may be more difficult for a Master Fund to buy or sell significant numbers of such  shares  without an  unfavorable  impact on  prevailing  prices.
Small-sized  and  emerging  growth  companies  may have limited  product  lines, markets or  financial  resources  and may lack  management  depth.  In addition, small-sized  and  emerging  growth  companies  are  typically  subject  to wider variations in earnings and business prospects than are larger,  more established companies.  There is typically less publicly  available  information  concerning small-sized  and emerging  growth  companies than for larger,  more  established ones.

                                       11

FOREIGN SECURITIES

     Investing in foreign  securities  (including  through the use of depositary receipts)  involves  certain  special  considerations  which  are not  typically associated with investing in securities in the United States.  Since investments in foreign companies will frequently  involve  currencies of foreign  countries, and since a Master Fund may hold securities and funds in foreign  currencies,  a
Master  Fund may be affected  favorably  or  unfavorably  by changes in currency rates and in  exchange  control  regulations,  if any,  and may  incur  costs in connection  with  conversions  between  various  currencies.  Most foreign stock markets, while growing in volume of trading activity,  have less volume than the
New York Stock  Exchange,  and  securities  of some foreign  companies  are less liquid and more volatile  than  securities  of  comparable  domestic  companies.
Similarly,  volume and  liquidity  in most foreign bond markets are less than in the United States and, at times,  volatility of price can be greater than in the
United States.  Fixed commissions on foreign securities  exchanges are generally higher than  negotiated  commissions on United States  exchanges,  although each
Master Fund endeavors to achieve the most favorable net results on its portfolio transactions.  There is generally less government  supervision and regulation of securities exchanges,  brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there
is  the  possibility  of  exchange   control   restrictions,   expropriation  or
confiscatory  taxation,  and political,  economic or social  instability,  which could affect investments in those countries.  Foreign securities,  such as those purchased by a Master Fund, may be subject to foreign  government taxes,  higher custodian fees, higher brokerage costs and dividend  collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in  various  respects,  including  growth of gross  domestic  product,  rates of
inflation,    currency    depreciation,    capital    reinvestment,     resource
self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time,  foreign  securities may be difficult to liquidate rapidly without adverse price effects.

     Investment  in  Companies  in  Developing  or  Emerging  Market  Countries.
Investments may be made from time to time in companies in developing or emerging market  countries  as well  as in  developed  countries.  Although  there  is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of  industrialization.  Shareholders should be aware  that  investing  in the  equity  and fixed  income  markets  of developing countries involves exposure to unstable governments,  economies based on only a few industries,  and securities  markets which trade a small number of securities.  Securities markets of developing countries tend to be more volatile than the markets of developed countries;  however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and  liquidity of  investments  in  developing  countries  may be affected favorably or unfavorably by political,  economic, fiscal, regulatory or other  developments  in the  particular  countries or neighboring  regions.  The extent  of  economic  development,  political  stability  and  market  depth  of different  countries  varies  widely.  Certain  countries  in the  Asia  region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand,
and Vietnam  are either  comparatively  underdeveloped  or are in the process of becoming  developed.  Such investments  typically  involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing  countries are substantially  smaller, less liquid and more  volatile than the major  securities  markets in the United
States. A high proportion of the shares of many issuers may be held by a limited number of  persons  and  financial  institutions,  which may limit the number of shares  available  for  investment  by a  Master  Fund.  Similarly,  volume  and liquidity  in the bond  markets  in  developing  countries  are less than in the
United States and, at times,  price volatility can be greater than in the United
States. A limited number of issuers in developing  countries' securities markets may represent a disproportionately large percentage of market capitalization and trading  volume.  The limited  liquidity  of  securities  markets in  developing countries  may also  affect the Master  Fund's  ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets,  the Master
Fund's  ability to participate  fully in such price  increases may be limited by its investment  policy of investing not more than 15% of its total net assets in illiquid  securities.  Conversely,  the Master Fund's inability to dispose fully and promptly of positions in declining  markets will cause the Master Fund's net asset value to decline as the value of the unsold  positions  is marked to lower prices. In addition,  securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

                                       12

     Political and economic  structures in many such countries may be undergoing significant  evolution and rapid  development,  and such  countries may lack the social,  political and economic  stability  characteristic of the United States.
Certain of such countries have in the past failed to recognize  private property rights  and have at times  nationalized  or  expropriated  the assets of private companies.  As a  result,  the risks  described  above,  including  the risks of nationalization  or  expropriation  of assets,  may be heightened.  In addition, unanticipated  political  or social  developments  may  affect  the value of the
Master Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing  countries may differ favorably or unfavorably from the United States'  economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payments  position.  As  export-driven  economies,  the  economies of countries in the Asia Region are affected by  developments  in the  economies of their  principal  trading  partners.  Certain  countries  have  limited  natural resources,  resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain  developing  countries do not have  comprehensive  systems of laws, although substantial changes have occurred in many such countries in this regard in recent years.  Laws regarding  fiduciary duties of officers and directors and the protection of shareholders  may not be well  developed.  Even where adequate law exists in such  developing  countries,  it may be impossible to obtain swift and equitable  enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity  exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary  Receipts.  A Master  Fund may invest in foreign  securities  by purchasing depositary receipts, including American Depositary Receipts ("ADRs"),
European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or
other  securities  convertible  into  securities  of  issuers  based in  foreign countries.  These  securities  may not  necessarily  be  denominated in the same currency as the securities which they represent.  Generally, ADRs, in registered form,  are  denominated  in U.S.  dollars and are  designed  for use in the U.S.
securities  markets,  GDRs,  in bearer  form,  are issued and  designed  for use outside the United States and EDRs (also referred to as  Continental  Depositary
Receipts  ("CDRs")),  in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company  evidencing  ownership of the  underlying securities.  EDRs are European receipts evidencing a similar  arrangement.  GDRs are receipts  typically  issued by non-United  States banks and trust  companies that evidence ownership of either foreign or domestic  securities.  For purposes of a Master Fund's investment  policies,  ADRs, GDRs and EDRs are deemed to have the same  classification as the underlying  securities they represent.  Thus, an
ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     A Master Fund may invest in  depositary  receipts  through  "sponsored"  or
"unsponsored" facilities. While depositary receipts issued under these two types of facilities are in some respects similar,  there are distinctions between them relating to the rights and  obligations  of depositary  receipt  holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by
(or  even   necessarily  the  acquiescence  of)  the  issuer  of  the  deposited securities, although typically the depositary requests a letter of non-objection from  such  issuer  prior  to the  establishment  of the  facility.  Holders  of unsponsored ADRs generally bear all the costs of such facilities. The depositary
usually   charges  fees  upon  the  deposit  and  withdrawal  of  the  deposited securities,  the conversion of dividends into U.S.  dollars,  the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited  securities.  In addition,  an unsponsored  facility is generally not  obligated to  distribute  communications received  from the issuer of the deposited  securities  or to disclose  material information  about  such  issuer  in  the  U.S.  and  thus  there  may  not be a correlation  between such  information  and the market  value of the  depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored  ADR  facilities  are  created in  generally  the same  manner as unsponsored  facilities,  except  that the  issuer of the  deposited  securities enters into a deposit agreement with the depositary.  The deposit agreement sets

                                       13

out the rights and  responsibilities of the issuer, the depositary,  and the ADR holders.  With  sponsored  facilities,  the issuer of the  deposited  securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the  depositary),  although ADR holders continue to bear certain other  costs  (such as deposit  and  withdrawal  fees).  Under the terms of most sponsored arrangements,  depositories agree to distribute notices of shareholder meetings and voting instructions,  and to provide shareholder communications and other  information  to the ADR  holders  at the  request  of the  issuer  of the deposited securities.

     Foreign  Sovereign Debt.  Certain Master Funds may invest in sovereign debt obligations  issued by foreign  governments.  To the extent  that a Master  Fund
invests  in  obligations  issued  by  developing  or  emerging  markets,   these
investments  involve  additional  risks.  Sovereign  obligors in developing  and emerging  market  countries are among the world's  largest debtors to commercial banks,  other  governments,  international  financial  organizations  and  other financial institutions.  These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults
on  certain   obligations  and  the   restructuring  of  certain   indebtedness.
Restructuring  arrangements  have  included,  among other  things,  reducing and rescheduling  interest  and  principal  payments by  negotiating  new or amended credit  agreements or converting  outstanding  principal and unpaid  interest to
Brady Bonds, and obtaining new credit for finance interest payments.  Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring  of such obligations and to extend further loans to their issuers.
There can be no assurance that the foreign  sovereign debt securities in which a
Master Fund may invest will not be subject to similar restructuring arrangements or to  requests  for new credit  which may  adversely  affect the Master  Fund's holdings.  Furthermore,  certain  participants in the secondary  market for such debt may be directly involved in negotiating the terms of these arrangements and may  therefore  have  access  to  information  not  available  to  other  market participants.

CURRENCY TRANSACTIONS

     The Master Funds can purchase and sell currencies to facilitate  securities transactions  and enter into  forward  currency  contracts  to  protect  against changes in currency  exchange  rates.  The Master Growth Fund does not currently intend to engage in any such  transactions  other than  purchasing  and  selling currencies  and  foreign  exchange  contracts  which will be used to  facilitate settlement of trades. A forward  currency  contract is an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  Forward currency contracts entered into by the Master
Funds will involve the purchase or sale of one currency against the U.S. dollar.
While  entering into forward  currency  transactions  could minimize the risk of loss due to a decline in the value of the hedged  currency,  it could also limit any  potential  gain which  might  result  from an  increase in the value of the currency.  The Master  Fnds will not  generally  attempt to protect  against all potential  changes in exchange  rates.  The Master Funds will  segregate  liquid assets  which  will be marked to market  daily to meet  their  forward  contract commitments to the extent required by the SEC.

     The Master Bond Fund may enter into the  transactions  described  above and may also  enter  into  exchange-traded  futures  contracts  relating  to foreign currencies  ("currency  contracts") in connection with investments in securities of foreign issuers in anticipation  of, or to protect  against,  fluctuations in exchange rates.  In addition,  forward  currency  contracts may be used by these
Master Funds to purchase or sell a currency against another currency at a future date  and  price as  agreed  upon by the  parties.  An  exchange-traded  futures contract  relating to foreign  currency is similar to a forward foreign currency contract  but has a  standardized  size and  exchange  date.  Although  currency contracts typically will involve the purchase and sale of a currency against the
U.S.  dollar,  these funds also may enter into currency  contracts not involving the U.S. dollar. In connection with these futures  transactions,  American Funds
Insurance  Series has filed a notice of eligibility  with the Commodity  Futures
Trading  Commission  ("CFTC")  that  exempts  it  from  CFTC  registration  as a
"commodity pool operator" as defined under the Commodity  Exchange Act. Pursuant to this  notice,  the Master Funds will observe  certain  CFTC  guidelines  with respect to its futures  transactions  that,  among other  things,  limit initial margin  deposits in  connection  with the use of futures  contracts  and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a Master Fund's net assets.

     The Master Bond Fund may attempt to accomplish  objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies.  A put option  gives a fund,  as  purchaser,  the right (but not the obligation)  to sell a specified  amount of currency at the exercise price until the expiration of the option.

                                       14

A call  option  gives a  Master  Fund,  as  purchaser,  the  right  (but not the obligation)  to purchase a specified  amount of currency at the  exercise  price until its expiration.  A fund might purchase a currency put option, for example, to protect  itself  during  the  contract  period  against a decline in the U.S.
dollar value of a currency in which they hold or anticipate holding  securities.
If the currency's  value should  decline  against the U.S.  dollar,  the loss in currency  value  should be offset,  in whole or in part,  by an  increase in the value of the put. If the value of the currency  instead  should rise against the
U.S. dollar,  any gain to the Master Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against,  a rise in the value against the U.S.
dollar of a currency in which the Master Fund anticipates purchasing securities.

     Currency   options   may  be  either   listed  on  an  exchange  or  traded
over-the-counter  ("OTC  options").  Listed  options are  third-party  contracts
(i.e.,  performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise)
prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and  expiration  dates.  The Master Bond Fund will not purchase an
OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable.  OTC options differ from exchange-traded options in that OTC options  are  transacted  with  dealers  directly  and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued  on the  basis  of a quote  provided  by the  dealer.  In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

     Certain  provisions  of the  Internal  Revenue Code may limit the extent to which the Master Funds may enter into forward  contracts.  Such transactions may also affect, for U.S. federal tax purposes,  the character and timing of income, gain or loss recognized by the Master Funds.

REAL ESTATE SECURITIES

     Although no Master Fund will invest in real estate directly,  a Master Fund may invest in securities of real estate  investment  trusts  ("REITs") and other real  estate  industry  companies  or  companies  with  substantial  real estate investments  and, as a result,  such Master Fund may be subject to certain risks associated  with  direct  ownership  of real  estate  and with  the real  estate industry in general. These risks include, among others: possible declines in the value of real estate;  possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions;
overbuilding;  increases in competition,  property taxes and operating expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties for damages resulting from,  environmental  problems;  casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters;  limitations  on and  variations  in rents;  and  changes in interest rates.

     REITs are pooled  investment  vehicles  which  invest  primarily  in income producing  real  estate or real estate  related  loans or  interests.  REITs are generally  classified as equity REITs,  mortgage  REITs or hybrid REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income  from the  collection  of interest  payments.  Hybrid  REITs  combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on
income   distributed   to   shareholders   provided  they  comply  with  several
requirements of the Internal Revenue Code, as amended (the "Code").

CONVERTIBLE SECURITIES

     Convertible securities are bonds,  debentures,  notes, preferred stocks, or other  securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular  period of time at a  specified  price or  formula.  Convertible  securities  have  general characteristics  similar to both debt  obligations  and equity  securities.  The value  of a  convertible  security  is a  function  of  its  "investment  value"
(determined  by its yield in comparison  with the yields of other  securities of comparable maturity and quality that do not have a conversion privilege) and its
"conversion value" (the security's worth, at market value, if converted into the underlying  common  stock).  The investment  value of a convertible  security is influenced by changes in interest  rates,  the credit standing of the issuer and other factors.  The market value of convertible  securities  tends to decline as interest  rates  increase and,  conversely,  tends to increase as interest rates decline. The conversion value of a

                                       15

convertible  security is determined by the market price of the underlying common
stock.   The  market  value  of  convertible   securities  tends  to  vary  with
fluctuations  in the market value of the  underlying  common stock and therefore will react to variations  in the general  market for equity  securities.  If the conversion  value is low  relative  to the  investment  value,  the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible  security approaches maturity.
To the extent the market  price of the  underlying  common stock  approaches  or exceeds the  conversion  price,  the price of the  convertible  security will be
increasingly   influenced  by  its  conversion  value.  A  convertible  security generally  will sell at a premium  over its  conversion  value by the  extent to which investors place value on the right to acquire the underlying  common stock while  holding a fixed income  security.  While no  securities  investments  are without risk,  investments in convertible  securities generally entail less risk than investments in common stock of the same issuer.

     A convertible  security  entitles the holder to receive  interest  normally paid or  accrued  on debt or the  dividend  paid on  preferred  stock  until the
convertible   security  matures  or  is  redeemed,   converted,   or  exchanged.
Convertible  securities  have  unique  investment  characteristics  in that they generally  (i) have  higher  yields than common  stocks,  but lower  yields than comparable non-convertible  securities,  (ii) are less subject to fluctuation in value than the  underlying  stock since they have fixed income  characteristics, and (iii) provide the potential for capital  appreciation if the market price of the underlying common stock increases. Most convertible securities currently are
issued  by  U.S.  companies,   although  a  substantial  Eurodollar  convertible
securities  market has  developed,  and the markets for  convertible  securities denominated in local currencies are increasing.

     A  convertible  security may be subject to  redemption at the option of the
issuer  at  a  price  established  in  the  convertible   security's   governing
instrument.  If a  convertible  security  held by a Master  Fund is  called  for redemption,  the Master Fund will be required to permit the issuer to redeem the security,  convert it into the  underlying  common stock,  or sell it to a third party.

     Convertible  securities  generally  are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities,  and convertible preferred stock is senior to common stock of the same issuer.  Because of the  subordination  feature,  however,  convertible securities typically are rated below investment grade or are not rated.

     Certain Master Funds may invest in convertible  preferred stocks that offer enhanced yield features,  such as Preferred Equity Redemption  Cumulative Stocks
("PERCS"),  which  provide  an  investor,  such  as  a  Master  Fund,  with  the opportunity  to earn higher  dividend  income than is  available  on a company's common stock.  PERCS are  preferred  stocks that  generally  feature a mandatory conversion  date,  as well as a capital  appreciation  limit,  which is  usually expressed  in terms of a stated  price.  Most PERCS  expire three years from the date of issue,  at which  time they are  convertible  into  common  stock of the issuer.  PERCS are  generally  not  convertible  into cash at maturity.  Under a typical  arrangement,  after  three years  PERCS  convert  into one share of the issuer's  common stock if the issuer's  common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the  issuer's  common  stock is trading at a price above that set by the capital appreciation  limit.  The  amount of that  fractional  share of common  stock is determined  by dividing the price set by the capital  appreciation  limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the  investor.  This call premium declines at a preset rate daily, up to the maturity date.

     A Master  Fund may also  invest in other  classes of  enhanced  convertible securities. These include but are not limited to ACES (Automatically Convertible
Equity  Securities),   PEPS  (Participating   Equity  Preferred  Stock),  PRIDES
(Preferred  Redeemable  Increased  Dividend  Equity  Securities),  SAILS  (Stock
Appreciation  Income Linked  Securities),  TECONS (Term Convertible Notes), QICS
(Quarterly  Income   Cumulative   Securities),   and  DECS  (Dividend   Enhanced
Convertible  Securities).  ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all
have the following features: they are issued by the company, the common stock of which  will  be  received  in the  event  the  convertible  preferred  stock  is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor  with high current  income with some  prospect of future capital  appreciation;  they  are  typically  issued  with  three  or  four-year maturities;  they typically have some built-in call protection for the first two to three  years;  and,  upon  maturity,  they will convert into either cash or a specified number of shares of common stock.

                                       16

     Similarly, there may be enhanced convertible debt obligations issued by the operating  company,  whose  common  stock is to be  acquired  in the  event  the security is converted,  or by a different  issuer,  such as an investment  bank.
These  securities  may be  identified  by  names  such  as ELKS  (Equity  Linked
Securities)  or  similar  names.  Typically  they  share  most  of  the  salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms  of the debt  indenture.  There  may be  additional  types of  convertible securities not  specifically  referred to herein,  which may be similar to those described above in which a Master Fund may invest, consistent with its goals and policies.

     An investment in an enhanced convertible security or any other security may involve  additional  risks to the Master Fund. A Master Fund may have difficulty disposing of such  securities  because there may be a thin trading  market for a particular  security at any given time.  Reduced  liquidity  may have an adverse impact on market  price and a Master  Fund's  ability to  dispose of  particular securities,  when  necessary,  to meet the Master Fund's  liquidity  needs or in response to a specific  economic event,  such as the deterioration in the credit worthiness of an issuer.  Reduced  liquidity in the secondary market for certain securities  may also make it more difficult for the Master Fund to obtain market quotations  based on actual  trades for  purposes of valuing  the Master  Fund's portfolio. A Master Fund, however, intends to acquire liquid securities,  though there can be no assurances that it will always be able to do so.

     Certain Master Funds may also invest in zero coupon convertible securities.
Zero coupon  convertible  securities are debt  securities  which are issued at a discount  to their face  amount and do not  entitle  the holder to any  periodic payments of interest prior to maturity.  Rather,  interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific  number of shares of the issuer's  common  stock.  In addition,  zero coupon convertible  securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more  sensitive  to  market  interest  rate  fluctuations  than  conventional convertible securities.

WARRANTS

     Warrants  are  securities   giving  the  holder  the  right,  but  not  the
obligation,  to buy the stock of an issuer at a given  price  (generally  higher than the  value of the  stock at the time of  issuance),  on a  specified  date, during a specified period, or perpetually.  Warrants may be acquired  separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or  attached  to  securities  are not  subject  to these  restrictions.
Warrants  do not carry with them the right to  dividends  or voting  rights with respect to the securities  that they entitle their holder to purchase,  and they do not represent any rights in the assets of the issuer.  As a result,  warrants may be considered more speculative  than certain other types of investments.  In addition,  the value of a warrant does not necessarily  change with the value of the  underlying  securities,  and a warrant  ceases  to have  value if it is not exercised prior to its expiration date.

PREFERRED STOCK

     Preferred  stocks,  like  debt  obligations,   are  generally  fixed-income
securities.  Shareholders of preferred stocks normally have the right to receive dividends  at a fixed  rate  when  and as  declared  by the  issuer's  board  of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all  cumulative  dividends  usually  must be paid  prior to common  shareholders receiving any dividends.  Because  preferred stock dividends must be paid before common stock dividends,  preferred stocks generally entail less risk than common
stocks.  Upon  liquidation,   preferred  stocks  are  entitled  to  a  specified
liquidation preference,  which is generally the same as the par or stated value, and are  senior in right of  payment  to common  stock.  Preferred  stocks  are, however,  equity  securities in the sense that they do not represent a liability of the issuer and,  therefore,  do not offer as great a degree of  protection of capital or assurance  of  continued  income as  investments  in  corporate  debt securities.  Preferred stocks are generally  subordinated in right of payment to all debt  obligations  and creditors of the issuer,  and  convertible  preferred stocks may be subordinated to other preferred stock of the same issuer.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

                                       17

     A Master  Fund may not  invest  more  than  15% of its net  assets,  in the aggregate, in illiquid securities,  including repurchase agreements which have a maturity of longer than seven days,  time  deposits  maturing in more than seven days and  securities  that are  illiquid  because  of the  absence  of a readily available market or legal or contractual restrictions on resale or other factors limiting the  marketability of the security.  Repurchase  agreements  subject to demand are deemed to have a maturity equal to the notice period.

     Historically,  illiquid  securities  have  included  securities  subject to contractual  or  legal  restrictions  on  resale  because  they  have  not  been registered under the Securities Act of 1933, as amended (the "Securities  Act"), securities which are otherwise not readily marketable and repurchase  agreements having a maturity  of longer  than seven  days.  Securities  which have not been registered  under the  Securities  Act are referred to as private  placements or restricted  securities  and are  purchased  directly  from the  issuer or in the secondary market. Unless subsequently  registered for sale, these securities can only be sold in privately  negotiated  transactions  or pursuant to an exemption from  registration.  Investment  companies do not  typically  hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and  uncertainty  in valuation.  Limitations  on resale may have an adverse  effect on the  marketability  of portfolio  securities,  and an investment  company might be unable to dispose of  restricted or other  illiquid securities  promptly  or at  reasonable  prices  and  might  thereby  experience difficulty satisfying redemptions within seven days. An investment company might also have to register  such  restricted  securities  in order to dispose of them resulting in  additional  expense and delay.  Adverse  market  conditions  could impede such a public offering of securities.

     In recent years,  however, a large  institutional  market has developed for certain  securities  that are not registered  under the Securities Act including
repurchase   agreements,   commercial  paper,   foreign  securities,   municipal
securities and corporate bonds and notes.  Institutional  investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment.  The fact that there are  contractual or legal  restrictions on resale to the general public or to  certain  institutions  may  not be  indicative  of  the  liquidity  of  such investments.

     The SEC has  adopted  Rule 144A which  allows  for a broader  institutional trading market for securities  otherwise subject to restriction on resale to the general  public.  Rule 144A  establishes a "safe  harbor" from the  registration requirements  of the  Securities  Act  for  resales  of  certain  securities  to qualified institutional buyers.

     Any such  restricted  securities  will be  considered  to be  illiquid  for purposes of a Master Fund's  limitations on  investments in illiquid  securities unless,  pursuant to  procedures  adopted by the Master Funds' board of trustees of, the Master  Fund's  adviser  has  determined  such  securities  to be liquid because such  securities  are eligible for resale  pursuant to Rule 144A and are readily saleable.  To the extent that qualified  institutional buyers may become uninterested  in  purchasing  Rule 144A  securities,  the Master Fund's level of illiquidity may increase.

     A Master Fund may sell over-the-counter  ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Master Fund. The assets used as cover for OTC options  written by a Master  Fund will be  considered  illiquid  unless the OTC options are sold to qualified  dealers who agree that the Master Fund may  repurchase any OTC option it writes  at a maximum  price to be  calculated  by a formula  set forth in the option agreement.  The cover for an OTC option written subject to this procedure would be  considered  illiquid  only to the extent that the  maximum  repurchase price under the formula exceeds the intrinsic value of the option.

     The adviser will  monitor the  liquidity of  restricted  securities  in the
Master  Fund.  In  reaching  liquidity  decisions,  the  following  factors  are considered:  (A) the unregistered  nature of the security;  (B) the frequency of trades  and  quotes  for the  security;  (C) the  number of  dealers  wishing to purchase or sell the security and the number of other potential purchasers;  (D)
dealer  undertakings  to make a market in the security and (E) the nature of the security  and the nature of the  marketplace  trades  (e.g.,  the time needed to dispose of the security,  the method of  soliciting  offers and the mechanics of the transfer).

     Private Placement  Commercial  Paper.  Commercial paper eligible for resale under  Section  4(2)  of  the  Securities  Act is  offered  only  to  accredited investors.  Rule 506 of  Regulation  D in the  Securities  Act lists  investment companies as accredited investors.

                                       18

     Section  4(2)  paper not  eligible  for  resale  under  Rule 144A under the
Securities  Act shall be  deemed  liquid if (1) the  Section  4(2)  paper is not traded flat or in default as to  principal  and  interest;  (2) the Section 4(2)
paper is rated  in one of the two  highest  rating  categories  by at least  two
NRSROs,  or if only  NRSRO  rates  the  security,  it is rated in one of the two highest  categories by that NRSRO;  and (3) the adviser  believes that, based on the trading  markets for such security,  such security can be disposed of within seven days in the  ordinary  course of business at  approximately  the amount at which the Master Fund has valued the security.

FLOATING AND VARIABLE RATE INSTRUMENTS

     Floating or variable rate  obligations  bear interest at rates that are not fixed, but vary with changes in specified  market rates or indices,  such as the prime rate,  or at  specified  intervals.  The  interest  rate on  floating-rate securities  varies with  changes in the  underlying  index (such as the Treasury bill rate),  while the interest rate on variable or adjustable  rate  securities changes at preset times based upon an underlying index.  Certain of the floating or variable rate obligations that may be purchased by the Master Funds may carry a demand  feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Master Fund may not be traded in a secondary  market and derive their liquidity solely from the ability of the holder to demand  repayment  from the  issuer or third  party  providing  credit support.  If a demand instrument is not traded in a secondary market, the Master
Fund will  nonetheless  treat the  instrument  as "readily  marketable"  for the
purposes  of  its  investment   restriction  limiting  investments  in  illiquid
securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized  as "not readily  marketable"
and therefore illiquid.

     Such  obligations  include  variable rate master  demand  notes,  which are unsecured instruments issued pursuant to an agreement between the issuer and the holder  that  permit the  indebtedness  thereunder  to vary and to  provide  for periodic  adjustments  in the  interest  rate.  A Master  Fund  will  limit  its purchases of floating and variable rate obligations to those of the same quality as it is otherwise  allowed to purchase.  The adviser will monitor on an ongoing basis the  ability  of an issuer of a demand  instrument  to pay  principal  and interest on demand.

     A Master Fund's right to obtain payment at par on a demand instrument could be  affected  by events  occurring  between  the date the Master  Fund elects to demand  payment  and the date  payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand  instruments  permit same day  settlement.  To facilitate  settlement,  these same day demand  instruments  may be held in book entry  form  at a bank  other  than  a  Master  Fund's  custodian  subject  to a subcustodian  agreement  approved by the Master Fund  between  that bank and the
Master Fund's custodian.

BANK OBLIGATIONS

     Bank   obligations   that  may  be  purchased  by  a  Master  Fund  include
certificates  of  deposit,  banker's  acceptances  and fixed  time  deposits.  A certificate  of  deposit  is a  short-term  negotiable  certificate  issued by a
commercial   bank   against   funds   deposited   in  the  bank  and  is  either
interest-bearing  or purchased on a discount  basis. A bankers'  acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank,  which  unconditionally  guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of
U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of  interest.  Although  fixed time  deposits do not have a market, there are no  contractual  restrictions  on the right to  transfer a  beneficial interest in the deposit to a third party.

     Bank  obligations  may be general  obligations of the parent bank or may be limited to the issuing  branch by the terms of the  specific  obligations  or by government  regulation.  Bank  obligations  may  be  issued  by  domestic  banks
(including  their  branches  located  outside the United  States),  domestic and foreign branches of foreign banks and savings and loan associations.

ZERO COUPON SECURITIES,  STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS")
AND DEFERRED PAYMENT SECURITIES

                                       19

     Zero coupon  securities are debt securities that pay no cash income but are sold  at  substantial  discounts  from  their  value  at  maturity.  Step-coupon securities are debt securities  that do not make regular cash interest  payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity,  its entire return,  which consists of the  amortization of discount,  comes from the difference between its purchase price and its maturity value.  This  difference  is known at the time of  purchase,  so that  investors holding  zero  coupon  securities  until  maturity  know at the  time  of  their investment  what the expected  return on their  investment will be. Certain zero coupon  securities  also are sold at  substantial  discounts from their maturity value and  provide  for the  commencement  of  regular  interest  payments  at a deferred date. Zero coupon  securities may have conversion  features.  PIK bonds pay all or a portion of their interest in the form of debt or equity securities.
Deferred  payment  securities are securities that remain zero coupon  securities until a  predetermined  date,  at which  time the  stated  coupon  rate  becomes effective and interest  becomes payable at regular  intervals.  Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon  securities,  PIK bonds and deferred payment securities tend to be subject to greater  price  fluctuations  in  response  to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.
The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary  interest-paying  debt securities with similar maturities.  Zero coupon securities,  PIK bonds and deferred  payment  securities may be issued by a wide variety of corporate and governmental  issuers.  Although these  instruments are generally not traded on a national securities  exchange,  they are widely traded by brokers and dealers and, to such extent,  will not be considered illiquid for
the  purposes  of  a  Master  Fund's   limitation  on  investments  in  illiquid
securities.

     Current  federal  income  tax law  requires  the  holder  of a zero  coupon security,  certain  PIK bonds and  deferred  payment  securities  acquired  at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the  receipt of cash  payments.  Accordingly,  to avoid  liability  for federal  income and excise taxes,  a fund may be required to  distribute  income accrued  with respect to these  securities  and may have to dispose of portfolio securities  under  disadvantageous  circumstances  in order to generate  cash to satisfy these distribution requirements.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     Loan  Participations  typically  will  result  in a  Master  Fund  having a contractual  relationship only with the lender, not with the borrower.  A Master
Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the  Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing  Loan  Participations,  a Master Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off  against the borrower,  and a Master Fund may not benefit directly from any collateral supporting the loan in which it has purchased the  Participation.  As a result, a Master Fund will assume the credit risk of both the borrower and the lender that is selling the  Participation.  In the event of the insolvency of the lender selling a Participation, a Master Fund may be treated as a general  creditor of the lender and may not benefit from any set-off  between the lender and the  borrower.  A Master Fund will  acquire Loan
Participations  only if the lender  interpositioned  between the Master Fund and the borrower is determined by the adviser to be creditworthy. When a Master Fund purchases  Assignments from lenders,  the Master Fund will acquire direct rights against the borrower on the loan, except that under certain  circumstances  such rights may be more limited than those held by the assigning lender.

     A  Master  Fund may  have  difficulty  disposing  of  Assignments  and Loan
Participations.  Because the market for such  instruments  is not highly liquid, the  Master  Fund  anticipates  that  such  instruments  could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an  adverse  impact on the  Master  Fund's  ability  to  dispose  of  particular
Assignments or Loan  Participations  in response to a specific  economic  event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan  Participation  or  Assignment  held by a Master Fund for which a secondary  trading market exists,  the Master Fund will rely upon prices or quotations  provided by banks,  dealers or pricing services.  To the extent a secondary  trading market does not exist, the Master Fund's Loan  Participations and Assignments will be

                                       20

valued in accordance  with procedures  adopted by the Board of Trustees,  taking into  consideration,  among  other  factors:  (i)  the  creditworthiness  of the borrower under the loan and the lender;  (ii) the current interest rate;  period until next rate  reset and  maturity  of the loan;  (iii)  recent  prices in the market for similar loans;  and (iv) recent prices in the market for  instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

     A Master Fund may engage in reverse  repurchase  agreements  to  facilitate portfolio  liquidity,  a practice  common in the mutual  fund  industry,  or for arbitrage  transactions  discussed below. In a reverse repurchase  agreement,  a
Master Fund would sell a security and enter into an agreement to repurchase  the security at a specified  future date and price. A Master Fund generally  retains the right to  interest  and  principal  payments on the  security.  Since a Fund receives  cash upon  entering  into a reverse  repurchase  agreement,  it may be considered a borrowing  (see  "Borrowing").  When  required by guidelines of the
SEC, a Master  Fund will set aside  permissible  liquid  assets in a  segregated account to secure its  obligations  to repurchase  the  security.  At the time a
Master Fund enters into a reverse  repurchase  agreement,  it will establish and maintain a  segregated  account  with an approved  custodian  containing  liquid securities having a value not less than the repurchase price (including  accrued
interest).   The  assets   contained   in  the   segregated   account   will  be
marked-to-market  daily and additional  assets will be placed in such account on any day in which the  assets  fall  below the  repurchase  price  (plus  accrued interest).  A Master Fund's  liquidity and ability to manage its assets might be affected  when  it sets  aside  cash  or  portfolio  securities  to  cover  such commitments.  Reverse  repurchase  agreements  involve  the risk that the market value of the securities  retained in lieu of sale may decline below the price of the securities  the Master Fund has sold but is obligated to repurchase.  In the event the buyer of securities  under a reverse  repurchase  agreement  files for bankruptcy  or becomes  insolvent,  such buyer or its  trustee or  receiver  may receive an extension of time to determine  whether to enforce the Master  Fund's obligation  to  repurchase  the  securities,  and the  Master  Fund's use of the proceeds of the reverse  repurchase  agreement  may  effectively  be  restricted pending such determination.  Reverse repurchase  agreements are considered to be borrowings under the 1940 Act.

     Mortgage  dollar rolls are  arrangements  in which a Master Fund would sell mortgage-backed  securities for delivery in the current month and simultaneously contract to purchase  substantially  similar  securities  on a specified  future date.  While a Master  Fund would  forego  principal  and  interest  paid on the mortgage-backed  securities  during the roll  period,  the Master  Fund would be compensated  by the  difference  between the  current  sales price and the lower price for the future  purchase as well as by any interest earned on the proceeds of the initial sale. A Master Fund also could be compensated through the receipt of fee income  equivalent to a lower forward price.  At the time the Master Fund would enter into a mortgage dollar roll, it would set aside  permissible  liquid assets  in a  segregated  account  to  secure  its  obligation  for the  forward
commitment  to  buy  mortgage-backed   securities.   Depending  on  whether  the
segregated assets are cash equivalents or some other type of security,  entering into mortgage  dollar rolls may subject the Master Fund to  additional  interest rate  sensitivity.  If the segregated  assets are cash  equivalents  that mature prior to the mortgage dollar roll  settlement,  there is little  likelihood that the sensitivity will increase;  however, if the segregated assets are subject to interest  rate risk because they settle later,  then the Master Fund's  interest rate  sensitivity  could  increase.  Mortgage  dollar roll  transactions  may be considered borrowings by the Master Funds.

     Mortgage  dollar  rolls and reverse  repurchase  agreements  may be used as arbitrage  transactions  in which a Master  Fund  will  maintain  an  offsetting position in investment  grade debt  obligations  or repurchase  agreements  that mature on or before the settlement  date on the related  mortgage dollar roll or reverse repurchase agreements.  Since a Master Fund will receive interest on the securities  or  repurchase  agreements  in  which  it  invests  the  transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase  agreements  will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the
Master Fund's adviser  believes that such arbitrage  transactions do not present the risks to the Master Funds that are associated with other types of leverage.

TEMPORARY INVESTMENTS

     Generally each of the Funds will be fully  invested in accordance  with its investment  objective  and  strategies.  However,  pending  investment  of  cash balances,  or if a Fund's (or Master  Fund's)  adviser  believes that  business, economic, political or financial conditions warrant, a Fund (or Master Fund) may invest without limit in cash or money market cash  equivalents,  including:  (1)
short-term U.S. Government securities; (2) certificates of

                                       21

deposit,   bankers'  acceptances,   and  interest-bearing  savings  deposits  of
commercial banks; (3) prime quality commercial paper; (4) repurchase  agreements covering any of the  securities in which the Fund may invest  directly;  and (5)
subject to regulatory limits,  shares of other investment  companies that invest in securities in which the Fund may invest. Should this occur, a Fund (or Master
Fund) will not be  pursuing  its  investment  objective  and may miss  potential market upswings.

INVESTMENT RESTRICTIONS

     Feeder Funds

     The  following  are  fundamental  investment  restrictions  for each of the
Feeder  Funds which  cannot be changed  without the vote of the  majority of the outstanding  shares of the Fund for which a change is proposed.  The vote of the majority of the outstanding  securities means the vote of (A) 67% or more of the voting  securities  present at such meeting,  if the holders of more than 50% of the outstanding  voting  securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each of the Feeder Funds:

o    May not lend any security or make any other loan except that each Fund may, in  accordance  with  its  investment  objective  and  policies,  (i)  lend portfolio securities,  (ii) purchase and hold debt securities or other debt
     instruments,   including  but  not  limited  to  loan   participations  and
     subparticipations, assignments, and structured securities, (iii) make loans
     secured  by  mortgages  on  real  property,   (iv)  enter  into  repurchase
     agreements,  and (v) make time deposits  with  financial  institutions  and invest in instruments issued by financial institutions,  and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not purchase or sell real estate, except that each Fund may (i) acquire real estate  through  ownership of securities or  instruments  and sell any real estate acquired thereby,  (ii) purchase or sell instruments secured by real  estate  (including  interests  therein),  and (iii)  purchase or sell securities  issued by entities or  investment  vehicles that own or deal in real estate (including interests therein).

o    May not borrow money or issue senior securities,  except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior  securities as and to the extent  permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not purchase or sell  commodities or commodities  contracts,  except to the extent  disclosed in the current  Prospectus or Statement of Additional
     Information of such Fund.

o    May not act as an underwriter of another issuer's securities, except to the extent  that each Fund may be deemed an  underwriter  within the meaning of the  Securities  Act in connection  with the purchase and sale of portfolio securities.

o    Except as provided  below,  may not purchase  securities of any one issuer, other than  obligations  issued or guaranteed by the U.S.  Government,  its agencies or  instrumentalities,  if, immediately after such purchase,  more than 5% of the Fund's  total assets would be invested in such issuer or the
     Fund would hold more than 10% of the outstanding  voting  securities of the issuer,  except that 25% or less of the Fund's total assets may be invested without regard to such limitations.  There is no limit to the percentage of assets  that  may be  invested  in U.S.  Treasury  bills,  notes,  or other obligations  issued or guaranteed by the U.S.  Government,  its agencies or instrumentalities.

o    Except as provided below, may not purchase the securities of any issuer if, as a result,  more than 25%  (taken at current  value) of the Fund's  total assets  would be  invested in the  securities  of  issuers,  the  principal activities  of which are in the same  industry.  This  limitation  does not apply to  securities  issued  by the U.S.  government  or its  agencies  or instrumentalities.

     The following  are the  NON-FUNDAMENTAL  operating  policies of each of the
Feeder Funds, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT
SHAREHOLDER APPROVAL.

                                       22

Each of the Feeder Funds may not:

o    Sell  securities  short,  unless  the Fund  owns or has the right to obtain securities  equivalent in kind and amount to the  securities  sold short or unless it covers such short  sales as  required  by the  current  rules and positions  of the SEC or its staff,  and provided  that short  positions in forward currency contracts,  options, futures contracts, options on futures contracts,  or other  derivative  instruments  are not deemed to constitute selling securities short.

o    Purchase  securities  on  margin,  except  that the Fund  may  obtain  such short-term credits as are necessary for the clearance of transactions;  and
     provided  that  margin  deposits  in  connection   with  options,   futures
     contracts,  options on futures contracts, and transactions in currencies or other derivative  instruments shall not constitute purchasing securities on margin.

o    Purchase or otherwise  acquire any security if, as a result,  more than 15%
     of its net assets would be invested in securities that are illiquid. If any percentage  restriction or requirement  described above is satisfied at the time of  investment,  a  later  increase  or  decrease  in such  percentage resulting  from a change in net asset value will not constitute a violation of such restriction or requirement.  However,  should a change in net asset value or other  external  events  cause a Fund's  investments  in  illiquid securities  including  repurchase  agreements  with maturities in excess of seven days, to exceed the limit set forth above for such Fund's  investment in illiquid  securities,  a Fund will act to cause the aggregate  amount of such  securities  to come  within  such  limit  as  soon  as is  reasonably practicable.  In such an event,  however, such a Fund would not be required to liquidate any portfolio  securities  where a Fund would suffer a loss on the sale of such securities.

o    Purchase securities of other investment companies except in connection with a merger, consolidation,  acquisition, reorganization or offer of exchange, or as otherwise  permitted  under the 1940 Act except that each Feeder Fund may invest all or substantially  all of its assets in the shares of another registered, open-end investment company such as a Master Fund.

o    Pledge,  mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with  permissible  borrowings or investments and then such pledging,  mortgaging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of the borrowing or investment.

     Note,   however,   that  the  investment   limitations   (fundamental   and
non-fundamental) described above do not prohibit each Feeder Fund from investing all or  substantially  all of its assets in the  shares of  another  registered, open-end investment company, such as the Master Funds.

     The investment  objectives of each of the Feeder Funds are not  fundamental and may be changed by the Board of Trustees  without  shareholder  approval.  In particular,  investment of each Feeder Fund's assets in its corresponding Master
Fund is not a fundamental  policy of any Feeder Fund and a  shareholder  vote is
not  required  to  withdraw  a  Feeder   Fund's  entire   investment   from  its
corresponding Master Fund.

     Master Funds

     Each  Feeder  Fund  invests  all or  substantially  all of its  assets in a corresponding Master Fund. The following are fundamental investment restrictions for each of the Master  Funds  which  cannot be changed  without the vote of the majority  of the  outstanding  shares of the  Master  Fund for which a change is proposed.  The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the  voting  securities  present at such  meeting,  if the holders of more than 50% of the  outstanding  voting  securities  are present or represented by proxy or (B) a majority of the outstanding securities,  whichever is less. All percentage  limitations  are considered at the time  securities are purchased  and  are  based  on a  Master  Fund's  net  assets  unless  otherwise indicated.  None of the following  investment  restrictions  involving a maximum percentage  of assets  will be  considered  violated  unless the  excess  occurs immediately  after,  and is caused by, an acquisition  by the applicable  Master
Fund.

Each of the Master Funds may not:

                                       23

1.   Invest  more than 5% of the  value of the  total  assets of the fund in the securities  of any one issuer,  provided that this  limitation  shall apply only to 75% of the value of the fund's total assets and,  provided further, that the limitation shall not apply to obligations of the government of the
     U.S.  under a  general  Act of  Congress.  The  short-term  obligations  of commercial  banks are excluded from this 5% limitation  with respect to 25%
     of the fund's total assets.

2.   As to 75% of its total assets,  purchase  more than 10% of the  outstanding voting securities of an issuer.

3.   Invest  more  than 25% of the  fund's  total  assets in the  securities  of issuers  in the same  industry.  Obligations  of the U.S.  government,  its agencies and  instrumentalities,  are not subject to this 25% limitation on industry  concentration.  In addition,  the fund may, if deemed  advisable, invest  more  than  25%  of  its  assets  in the  obligations  of  domestic commercial banks.

4.   Invest  in  real  estate  (including  limited  partnership  interests,  but excluding  securities of companies,  such as real estate investment trusts, which deal in real estate or interests therein).

5.   Purchase  commodities or commodity  contracts;  except that American Master
     Asset  Allocation  Fund  and  American  Master  Bond  Fund  may  engage  in transactions  involving currencies  (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7.   Make loans to others  except for (a) the purchase of debt  securities;  (b)
     entering  into  repurchase  agreements;  (c) the  loaning of its  portfolio securities; and (d) entering into loan participations.

8.   Borrow  money,  except from banks for  temporary  purposes,  and then in an amount  not in  excess  of 5% of the  value  of the  fund's  total  assets.
     Moreover,  in the event that the asset coverage for such  borrowings  falls below 300%,  the fund will  reduce,  within  three days,  the amount of its borrowings in order to provide for 300% asset coverage.

9.   Purchase securities on margin.

10.  Sell securities short, except to the extent that the fund contemporaneously owns,  or has the  right  to  acquire  at no  additional  cost,  securities identical to those sold short.

11.  Invest in puts,  calls,  straddles,  spreads  or any  combination  thereof;
     except as described above in investment restriction number 5.

12.  Invest in securities of other investment companies,  except as permitted by the 1940 Act.

13.  Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an  underwriter  in the purchase or resale of portfolio securities.

     Notwithstanding  investment  restriction  number 12, if deemed advisable by its officers,  compensation paid by the American Master Fund to its Trustees may be  invested  in  securities  of  these or other  investment  companies  under a deferred  compensation  plan  adopted by the  Trustees  pursuant to an exemptive order granted by the SEC.

     Notwithstanding investment restriction number 13, the American Master Funds may not engage in the  business of  underwriting  securities  of other  issuers, except to the extent that the disposal of an investment position may technically constitute the American Master Fund an underwriter as that term is defined under the Securities Act.

     The following  are the  NON-FUNDAMENTAL  operating  policies of each of the
American  Master  Funds,  which MAY BE CHANGED by the  American  Funds  Board of
Trustees WITHOUT SHAREHOLDER APPROVAL.

                                       24

Each Master Fund may not:

1.   Invest more than 15% of its net assets in illiquid securities.

2.   Issue senior securities, except as permitted by the 1940 Act.

     Internal Revenue Code Restrictions

     In  addition  to the  investment  restrictions  above,  each  Fund  must be diversified  according to Internal Revenue Code requirements.  Specifically,  at each tax quarter end, each Fund's  holdings must be  diversified  so that (a) at least 50% of the market value of its total assets is represented  by cash,  cash items (including receivables),  U.S. government securities,  securities of other
U.S. regulated investment  companies,  and other securities,  limited so that no one issuer has a value  greater  than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such  issuer,  and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S.  Government or other
U.S.  regulated  investment  companies)  of any  one  issuer,  or of two or more issuers which the Fund controls and which are engaged in the same,  similar,  or related  trades  or  businesses,  or the  securities  of one or  more  qualified publicly traded partnerships.

     Also, there are four  requirements  imposed on the Funds under Subchapter L of the Code  because  they  are  used as  investment  options  written  variable insurance products.

     1)   A Fund may  invest no more that 55% of its total  assets in one issuer
          (including  securities issued or guaranteed by the U.S.  government or any of its agencies or instrumentalities);

     2)   A Fund may invest no more that 70% of its total  assets in two issuers
          (including  securities issued or guaranteed by the U.S.  government or any of its agencies or instrumentalities);

     3)   A Fund may  invest  no more  that  80% of its  total  assets  in three issuers  (including  securities  issued  or  guaranteed  by  the  U.S.
          government or any of its agencies or instrumentalities);

     4)   A Fund may invest no more that 90% of its total assets in four issuers
          (including  securities issued or guaranteed by the U.S.  government or any of its agencies or instrumentalities);

     Each  U.S.  government  agency or  instrumentality  shall be  treated  as a separate  issuer.  The Feeder Funds intend to comply with these  diversification requirements  under  Subchapter L of the Code through  their  investment  in the
Master Funds.

PORTFOLIO TURNOVER

     Since the Feeder Funds invest all or substantially all of their assets in a corresponding  Master Fund, the Feeder Funds are not in a position to affect the portfolio  turnover of the Master  Funds.  Portfolio  turnover is  calculated by dividing the lesser of purchases or sales of portfolio  securities  for the year by the monthly average value of the portfolio  securities,  excluding securities whose  maturities at the time of purchase were one year or less. To the extent a
Master Fund engages in frequent and active trading and as a result,  experiences high portfolio turnover,  then such high portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of a Master
Fund.

INSURANCE LAW RESTRICTIONS

     In  connection  with the  Trust's  agreement  to sell  shares  to  separate accounts to fund benefits  payable under  variable life  insurance  policies and
variable   annuity   contracts,   Gartmore  or  its  affiliates   (collectively,
"Gartmore") and the insurance  companies may enter into agreements,  required by certain state insurance  departments,  under which Gartmore may agree to use its best efforts to assure and permit insurance  companies to monitor that each Fund
of  the  Trust  complies  with  the  investment   restrictions  and  limitations
prescribed by state insurance laws and regulations  applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with  such  restrictions  or  limitations,  the  separate  accounts  would  take appropriate  action which might include ceasing to make  investments in the Fund or withdrawing  from the state imposing the limitation.  Such  restrictions  and limitations  are  not  expected  to have a  significant  impact  on the  Trust's operations.

                                       25

MAJOR SHAREHOLDERS

     Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance
Company,  each  located  at One  Nationwide  Plaza,  Columbus,  Ohio  43215  and
Nationwide  Life  Insurance  Company  of  America  ("NLICA"),  located  at  1000
Chesterbrook  Boulevard,   Berwyn,  Pennsylvania  19312,  are  wholly  owned  by
Nationwide  Financial  Services,  Inc.  ("NFS").  Nationwide  Life  and  Annuity
Insurance Company of America, located at 300 Continental Drive, Newark, Delaware
19713,  is wholly  owned by NLICA.  NFS, a holding  company,  has two classes of common stock  outstanding  with  different  voting  rights  enabling  Nationwide
Corporation (the holder of all outstanding Class B Common Stock) to control NFS.
Nationwide  Corporation is also a holding  company in the  Nationwide  Insurance
Enterprise.  All of the  common  stock  of  Nationwide  Corporation  is  held by
Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance
Company  (4.7%),  each of which is a mutual company owned by its  policyholders.
Since the Funds have not yet  commenced  operations,  it is  expected  that upon commencement of the public offering,  Gartmore or one of its affiliates will own all or substantially all of each new Fund's shares.

     To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly own, control and hold power to vote 25% or more of the outstanding shares of any of the Funds, they are deemed to have "control" over matters which are subject to a vote of the applicable Fund's shares.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of  Trustees  of the Trust has adopted  policies  and  procedures regarding  the  disclosure  of  portfolio  holdings  information  to protect the interests of Fund  shareholders and to address  potential  conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' various service providers.  However, under a master-feeder structure, each Feeder Fund's sole portfolio holding is shares of its corresponding  Master
Fund.  The following is a summary of the Master Funds'  policies and  procedures regarding the disclosure of portfolio holdings information.

     The Master  Funds'  investment  adviser,  Capital  Research and  Management
Company ("Capital Research") on behalf of the Master Funds, has adopted policies and procedures  with respect to the  disclosure of information  about the Master
Funds' portfolio securities. These policies and procedures have been reviewed by the Master Funds' Board of Trustees and compliance will be periodically assessed by the  Board  in  connection  with  reporting  from  the  Master  Funds'  Chief
Compliance Officer.

     Under these  policies and  procedures,  the Master Funds'  complete list of portfolio holdings available for public disclosure,  dated as of the end of each calendar  quarter,  is permitted to be posted on the American  Funds  website no earlier than the tenth day after such calendar quarter. In addition,  the Master
Funds' list of top 10 equity  portfolio  holdings  measured by percentage of net assets invested,  dated as of the end of each calendar month, is permitted to be posted on the  American  Funds  website no earlier than the tenth day after such month. Such portfolio  holdings  information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier  than one day after the day on which the  information  is posted on the American Funds website.  Affiliates of the Master Funds (including the Master  Funds'  Board  members and  officers,  and certain  personnel of the
Master  Funds'  investment  adviser  and its  affiliates)  and  certain  service providers (such as the Master Funds' custodian,  insurance companies and outside counsel) who require such  information  for legitimate  business and Master Fund oversight purposes may receive such information earlier.

     Affiliated  persons  of the Master  Funds as  described  above who  receive portfolio  holdings  information are subject to restrictions  and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements  to maintain  the  confidentiality  of such  information,  preclear securities trades and report securities  transactions  activity,  as applicable.
Third party service providers of the Master Funds receiving such information are subject to confidentiality  obligations.  When portfolio holdings information is disclosed  other  than  through  the  American  Funds  website  to  persons  not affiliated  with the Master Funds (which,  as described  above,  would typically occur no earlier than one day after the day on which the  information  is posted on the  American  Funds  website),  such  persons  may be  bound  by  agreements
(including confidentiality  agreements) that restrict and limit their use of the information to legitimate  business uses only.  Neither the Master Funds nor its investment

                                       26

adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

     The  authority  to  disclose a Master  Fund's  portfolio  holdings,  and to establish policies with respect to such disclosure,  resides with the Investment
Committee of the Master Funds' investment  adviser. In exercising its authority, the Investment  Committee determines whether disclosure of information about the
Master Fund's  portfolio  securities is appropriate  and in the best interest of
Master  Fund  shareholders.   Capital  Research  has  implemented  policies  and
procedures to address  conflicts of interest that may arise from the  disclosure of Master Fund holdings.  For example, the Code of Ethics specifically requires, among other things,  the safeguarding of information  about Master Fund holdings and contains  prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with Master Fund transactions.  In addition, Capital Research believes that its current policy of not selling portfolio  holdings  information and not disclosing such information to unaffiliated  third parties (other than to Master Fund service  providers for legitimate business and Master Fund oversight purposes) until such holdings have been made public on the American Funds website, helps reduce potential conflicts of interest  between  Master Fund  shareholders  and  Capital  Research  and its affiliates.

TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

TRUSTEES  WHO ARE NOT  INTERESTED  PERSONS  (AS  DEFINED IN THE 1940 ACT) OF THE
FUNDS

                                                                                   NUMBER OF
                                          TERM OF                                 PORTFOLIOS
                                        OFFICE WITH                                 IN FUND
                        POSITION(S)       TRUST -                                   COMPLEX            OTHER
   NAME, ADDRESS,        HELD WITH       LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN BY   DIRECTORSHIPS HELD
  AND YEAR OF BIRTH         FUND       TIME SERVED*    DURING PAST FIVE YEARS       TRUSTEE        BY TRUSTEE**

Charles E. Allen          Trustee          Since      Mr. Allen is Chairman,          88               None
                                         July 2000    Chief Executive Officer
c/o Gartmore Global                                   and President of
Investments, Inc.                                     Graimark Realty
1200 River Road,                                      Advisors, Inc. (real
Suite 1000,                                           estate development,
Conshohocken, PA                                      investment and asset
19428                                                 management).

1948

Paula H.J.                Trustee       Since July    Ms. Cholmondeley is an          88              Albany
Cholmondeley                               2000       independent strategy                         International
                                                      consultant.
c/o Gartmore Global                                   Ms. Cholmondeley was
Investments, Inc.                                     Vice President and
1200 River Road,                                      General Manager of
Suite 1000,                                           Specialty Products at
Conshohocken, PA                                      Sappi Fine Paper North
19428                                                 America (1998 - 2004),
                                                      and, held various
1947                                                  positions with Owens
                                                      Corning, including Vice
                                                      President and General
                                                      Manager of the

                                       27

                                                      Residential Insulation
                                                      Division (1997 to 1998).

C. Brent DeVore           Trustee       Since 1990    Dr. DeVore is President         88               None
                                                      of Otterbein College.
c/o Gartmore Global
Investments, Inc.
1200 River Road,
Suite 1000,
Conshohocken, PA
19428

1940

Phyllis Kay Dryden        Trustee          Since      Ms. Dryden was a former         88               None
                                       December 2004  Managing Partner of
 c/o Gartmore Global                                  marchFIRST, a global
Investments, Inc.                                     management consulting
1200 River Road,                                      firm prior to 2002.
Suite 1000,
Conshohocken, PA
19428

1947

Barbara L. Hennigar       Trustee          Since      Retired; Ms. Hennigar is        88               None
                                         July 2000    the former Chairman of
c/o Gartmore Global                                   Oppenheimer Funds
Investments, Inc.                                     Services and Shareholder
1200 River Road,                                      Services Inc. Ms.
Suite 1000,                                           Hennigar held this
Conshohocken, PA                                      position from October
19428                                                 1999 to June, 2000.
                                                      Prior to that, she
1935                                                  served as President and
                                                      Chief Executive Officer
                                                      of Oppenheimer Funds
                                                      Services.

                                       28

Barbara I. Jacobs         Trustee          Since      Ms. Jacobs has served as        88               None
                                       December 2004  Chairman of the Board of
c/o Gartmore Global                                   Directors of KICAP
Investments, Inc.                                     Network Fund, a European
1200 River Road,                                      (United Kingdom) hedge
Suite 1000,                                           fund, since December
Conshohocken, PA                                      2000.  Prior to 2004,
19428                                                 Ms. Jacobs was also a
                                                      Managing Director and
1950                                                  European Portfolio
                                                      Manager of CREF
                                                      Investments (Teachers
                                                      Insurance and Annuity
                                                      Association-- College
                                                      Retirement Equities
                                                      Fund).

Douglas F. Kridler        Trustee          Since      Mr. Kridler is the              88               None
                                         September    President and Chief
c/o Gartmore Global                        1997       Executive Officer of the
Investments, Inc.                                     Columbus Foundation,
1200 River Road,                                      Columbus, OH based (a
Suite 1000,                                           foundation which manages
Conshohocken, PA                                      over 1,000 individual
19428                                                 endowment funds). Prior
                                                      to January 31, 2002, Mr.
1955                                                  Kridler was the
                                                      President of the
                                                      Columbus Association for
                                                      the Performing Arts and
                                                      Chairman of the Greater
                                                      Columbus Convention and
                                                      Visitors Bureau.

Michael D. McCarthy       Trustee          Since      Mr. McCarthy serves as:         88               None
                                       December 2004  the Founder and Chairman
c/o Gartmore Global                                   of The Eureka Foundation
Investments, Inc.                                     (which sponsors and
1200 River Road,                                      funds the "Great
Suite 1000,                                           Museums" series on PBS);
Conshohocken, PA                                      and a Partner of
19428                                                 Pineville Properties LLC
                                                      (a commercial real
1947                                                  estate development Firm).

                                       29

David C. Wetmore        Trustee and        Since      Retired. Mr. Wetmore was        88               None
                          Chairman         1995       formerly a Managing
 c/o Gartmore Global                                  Director of Updata
Investments, Inc.                                     Capital, Inc., a venture
1200 River Road,                                      capital firm.
Suite 1000,
Conshohocken, PA
19428

1948

*    The term of  office  length  is until a  director  resigns.  Length of time served includes time served with predecessor of the Trust.

**   Directorships held in (1) any other investment  companies  registered under the  1940  Act,  (2) any  company  with a class  of  securities  registered pursuant to Section 12 of the  Securities  Exchange Act of 1934, as amended
     (the  "Exchange  Act") or (3) any company  subject to the  requirements  of
     Section 15(d) of the Exchange Act.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF
THE FUNDS

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                        TERM OF                                   IN FUND
                        POSITION(S)     OFFICE -                                  COMPLEX             OTHER
   NAME, ADDRESS,        HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY    DIRECTORSHIPS HELD
  AND YEAR OF BIRTH         FUND      TIME SERVED(1)  DURING PAST FIVE YEARS       TRUSTEE         BY TRUSTEE(2)

Paul J. Hondros          Trustee      Since July     Mr. Hondros is President       88(3)              None
                                         2000        and Chief Executive
Gartmore Global                                      Officer of Gartmore
Investments, Inc.                                    Distribution Services,
1200 River Road,                                     Inc.(1), Gartmore
Suite 1000,                                          Investor Services,
Conshohocken, PA                                     Inc.(1), Gartmore Morley
19428                                                Capital Management,
                                                     Inc.(1), Gartmore Morley
1948                                                 Financial Services,
                                                     Inc.(1), NorthPointe
                                                     Capital, LLC(1),
                                                     GGAMT(1), GGI(1),
                                                     GMF(1),and GSA(1) and a
                                                     Director of Nationwide
                                                     Securities, Inc..(1) as
                                                     well as several entities
                                                     within Nationwide
                                                     Financial Services, Inc.

Arden L. Shisler         Trustee     February 2000   Mr. Shisler is President         88            Director of
                                                     and Chief Executive                            Nationwide
c/o Gartmore Global                                  Officer of K&B

                                       30

                                Financial
Investments, Inc.                                    Transport, Inc., a                           Services, Inc.
1200 River Road,                                     trucking firm, Chairman
Suite 1000,                                          of the Board for
Conshohocken, PA                                     Nationwide Mutual
19428                                                Insurance Company(1) and
                                                     a Director of Nationwide
1941                                                 Financial Services, Inc.*

Gerald J. Holland       Treasurer        Since       Mr. Holland is Senior            88               None
                                      March 2001     Vice President -
Gartmore Global                                      Operations for GGI(1),
Investments, Inc.                                    GMF(1) and GSA.(1) He
1200 River Road,                                     was Assistant Treasurer
Suite 1000,                                          to the Funds. Prior to
Conshohocken, PA                                     July 2000, he was Vice
19428                                                President for First Data
                                                     Investor Services, an
1951                                                 investment company
                                                     service provider.

Eric E. Miller          Secretary        Since       Mr. Miller is Senior             88               None
                                     December 2002   Vice President, Chief
Gartmore Global                                      Counsel for GGI,(1)
Investments, Inc.                                    GMF,(1) and GSA(1).
1200 River Road,                                     Prior to August 2002, he
Suite 1000,                                          was a Partner with
Conshohocken, PA                                     Stradley Ronon Stevens &
19428                                                Young, LLP.

1953

(1)  GGAMT is Gartmore  Global Asset  Management  Trust.  GGI is Gartmore Global
     Investments,  Inc.  GMF is  Gartmore  Mutual  Fund  Capital  Trust.  GSA is
     Gartmore SA Capital Trust.  This position is held with an affiliated person or principal  underwriter of the Funds. Length of time served includes time served with predecessor of the Trust.

(2)  Directorships held in (1) any other investment company registered under the
     1940 Act, (2) any company with a class of securities registered pursuant to
     Section  12 of  the  Exchange  Act  or  (3)  any  company  subject  to  the requirements of Section 15(d) of the Exchange Act.

(3)  Mr.  Hondros is also an  Administrative  Committee  Member for The Alphagen
     Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders  Long-Short Fund, LLC
     and The  Leaders  Long-Short  Fund LDC four  private  investment  companies
     (hedge funds) managed by Gartmore SA Capital Trust.

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the  operation  of the Trust,  and  directs  the  officers  to perform the daily functions of the Trust.

BOARD OF TRUSTEE COMMITTEES

                                       31

     The Board of Trustees has four standing  committees:  Audit,  Valuation and
Operations, Nominating and Fund Governance and Performance Committees.

     The  purposes  of the Audit  Committee  are to:  (a)  oversee  the  Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial  statements and the  independent  audit thereof;  (c) ascertain the  independence of the Trust's independent  auditors;  (d) act as a liaison  between  the  Trust's  independent auditors and the Board;  (e) approve the  engagement of the Trust's  independent auditors  to (i)  render  audit and  non-audit  services  for the Trust and (ii)
render  non-audit  services for the Trust's  investment  advisers  (other than a subadviser  whose role is  primarily  portfolio  management  and is  overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment  advisers if the engagement relates to the Trust's operations and financial reporting; and (f) meet and consider the reports of the
Trust's independent auditors.  The function of the Audit Committee is oversight;
it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent  auditors'  responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to
the  Board  and  the  Audit  Committee,   as   representatives  of  the  Trust's
shareholders.  Each of the members have a working knowledge of basic finance and accounting  matters and are not interested  persons of the Trust,  as defined in the 1940 Act.  This  Committee  met six times  during the past  fiscal  year and currently  consists of the  following  Trustees:  Mr.  Allen,  Ms.  Cholmondeley
(Chairman), Ms. Jacobs and Mr. Wetmore.

     The purposes of the Valuation and  Operations  Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio  securities;  (b) oversee the implementation and operation of the Trust's Rule 2a-7  Procedures,  applicable to the Trust's money market fund series;  (c) overseeing the Trust's portfolio  brokerage  practices;
and (d) overseeing  distribution  of the Trust's shares of beneficial  interest.
The  Valuation  and  Operations  Committee met five times during the past fiscal year and currently consists of the following  Trustees,  Mr. Kridler (Chairman),
Mr. DeVore,  Ms. Dryden,  Ms. Hennigar and Mr. McCarthy,  each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The Nominating and Fund Governance  Committee has the following  powers and responsibilities:  (1) selection  and  nomination of all persons for election or appointment  as Trustees of the Trust  (provided  that nominees for  independent
Trustee are  recommended  for  selection  and  approval by all of the  incumbent independent  Trustees  then serving on the Board);  (2)  periodic  review of the composition  of the Board to  determine  whether  it may be  appropriate  to add individuals  with specific  backgrounds,  diversity or skill sets;  (3) periodic review of Board  governance  procedures  (including  the Board's  effectiveness,
Trustee retirement, Trustee investment in the Funds and the process by which the
Trust's  principal  service  providers are  evaluated);  (4) periodic  review of
Trustee compensation; (5) review of the responsibilities and composition of each
Board  committee,  as  necessary;  (6)  monitoring of the  performance  of legal counsel  employed by the  independent  Trustees,  supervision of counsel for the independent  Trustees and monitoring of the  performance of legal counsel to the
Trust,  in  consultation  with the Trust's  management.  The Nominating and Fund
Governance  Committee  reports  to the full Board  with  recommendations  of any appropriate changes to the Board. This Committee met seven times during the past fiscal year and currently consists of the following Trustees:  Ms. Cholmondeley,
Mr. Mr. DeVore (Chairman), Ms. Dryden, Mr. Kridler and Mr. Wetmore, each of whom is not an  interested  person of the  Trust,  as  defined  in the 1940 Act.  The
Nominating and Fund Governance  Committee has adopted  procedures  regarding its review of recommendations for trustee nominees,  including those recommendations presented  by  shareholders.  When  considering  whether  to add  additional  or substitute  Trustees to the Board of Trustees of the Trust,  the Trustees  shall take into account any proposals for  candidates  that are properly  submitted to the Trust's  Secretary.  Shareholders  wishing to present one or more candidates for Trustee for  consideration  may do so by submitting a signed written request to the Trust's Secretary at attn: Secretary,  Gartmore Variable Insurance Trust,
1200 River Road, Suite 1000,  Conshohocken,  Pennsylvania  19428, which includes the  following  information:  (i)  name  and  address  of  shareholder  and,  if applicable,  name of broker or record holder; (ii) number of shares owned; (iii)
name  of  Fund(s)  in  which  shares  are  owned;   (iv)  whether  the  proposed
candidate(s)  consent to being  identified  in any proxy  statement  utilized in
connecting  with  the  election  of  Trustees;   (v)  the  name  and  background
information  of the  proposed  candidates  and  (vi) a  representation  that the candidate or  candidates  are willing to provide  additional  information  about themselves, including assurances as to their independence.

                                       32

     The functions of the Performance  Committee are: (1) in  consultation  with management of the Trust,  to review the kind,  scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board  and,  if the  Committee  determines  that  changes to such data or reports would be  appropriate  and  practicable,  the  Committee  will work with management of the Trust to implement any such changes;  (2) in consultation with management of the Trust,  to review the  investment  performance  benchmarks and peer groups used in reports  delivered to the Board for comparison of investment performance of the Funds and, if the Committee  determines  that changes to such benchmarks or peer groups would be  appropriate,  the  Committee  will work with management to implement any such change;  (3) in consultation with management of the Trust, to review such other matters that affect  performance,  including for example,  fee structures,  expense ratios,  Rule 12b-1 fees, and  administrative service fees as the Committee deems to be necessary and appropriate;  and (4) to review and monitor the performance of the Trust's funds and the fund family,  as a whole,  in the  manner and to the extent  directed  by the Board of  Trustees, recognizing that the ultimate  oversight of fund  performance  shall remain with the full Board of Trustees. This Committee met four times during the past fiscal
year  and  currently   consists  of  the  following   Trustees:   Ms.   Hennigar
(Chairperson), Mr. Allen, Ms. Jacobs, Mr. McCarthy and Mr. Shisler, each of whom
(except Mr. Shisler) is not an interested person of the Trust, as defined in the
1940 Act.

OWNERSHIP OF SHARES OF GARTMORE FUNDS AS OF DECEMBER 31, 2005

[THE FOLLOWING WILL BE UPDATED IN A SUBSEQUENT FILING PRIOR TO EFFECTIVENESS]

                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                               SECURITIES AND/OR SHARES IN ALL
                                                               REGISTERED INVESTMENT COMPANIES
                          DOLLAR RANGE OF EQUITY SECURITIES   OVERSEEN BY TRUSTEE IN FAMILY OF
     NAME OF TRUSTEE         AND/OR SHARES IN THE FUNDS*            INVESTMENT COMPANIES

Paula H.J.  Cholmondeley                None                        $50,001-$100,000
C. Brent DeVore                         None                           Over $100,000
Phyllis Kay Dryden                      None                              $1-$10,000
Barbara L. Hennigar                     None                              $1-$10,000
Barbara I. Jacobs                       None                         $10,001-$50,000
Douglas F. Kridler                      None                         $10,001-$50,000
Michael D. McCarthy                     None                                    None
David C. Wetmore                        None                           Over $100,000
Paul J. Hondros                         None                           Over $100,000
Arden L. Shisler                        None                           Over $100,000

*    Individual  investors,  like the  Trustees,  are not  eligible  to purchase shares of the Funds  directly;  accordingly,  Trustees are limited in their ability to own/hold Fund shares.  Fund shares are sold to separate accounts of insurance  companies to fund benefits  payable under variable  insurance contracts,  which  may or may not be an  appropriate  investment  for  each individual Trustee.

OWNERSHIP IN THE FUND'S INVESTMENT ADVISERS(1), SUBADVISERS(2) OR DISTRIBUTOR(3)
AS OF DECEMBER 31, 2005

[THE FOLLOWING WILL BE UPDATED IN A SUBSEQUENT FILING PRIOR TO EFFECTIVENESS]

TRUSTEES  WHO ARE NOT  INTERESTED  PERSONS  (AS  DEFINED IN THE 1940 ACT) OF THE
FUNDS

                       NAME OF OWNERS
                             AND
                      RELATIONSHIPS TO      NAME OF   TITLE OF CLASS OF      VALUE OF    PERCENT OF
  NAME OF TRUSTEE          TRUSTEE          COMPANY       SECURITY          SECURITIES   CLASS

Charles E. Allen      N/A              N/A            N/A                None            N/A
Paula H.J.            N/A              N/A            N/A                None            N/A

                                       33

Cholmondeley
C. Brent DeVore       N/A              N/A            N/A                None            N/A
Phyllis Kay Dryden    N/A              N/A            N/A                None            N/A
Barbara L. Hennigar   N/A              N/A            N/A                None            N/A
Barbara I. Jacobs     N/A              N/A            N/A                None            N/A
Douglas F. Kridler    N/A              N/A            N/A                None            N/A
Michael D. McCarthy   N/A              N/A            N/A                None            N/A
David C. Wetmore      N/A              N/A            N/A                None            N/A

(1)  Investment advisers include Gartmore Mutual Fund Capital Trust and Gartmore
     Global  Asset  Management  Trust.  These  advisers do not advise any of the
     Feeder Funds.

(2)  As of December 31, 2005, subadvisers include The Dreyfus Corporation, Epoch
     Investment  Partners,   Inc.,  Federated  Investment   Management  Company,
     Gartmore Global Partners, J.P. Morgan Investment Management Inc., Neuberger
     Berman,  LLC, Morgan Stanley  Investment  Management,  Inc., Waddell & Reed
     Investment  Management  Company,  Van Kampen Asset  Management,  Inc., SsgA
     Funds  Management,  Inc.,  Oberweis  Asset  Management,  Inc.  and American
     Century  Investments,  Inc. None of these firms serve as subadvisers to the
     Feeder Funds.

(3)  Or any company,  other than an investment  company,  that controls a Fund's adviser or distributor.  The distributor is Gartmore Distribution Services,
     Inc.

COMPENSATION OF TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  Gartmore Mutual Fund Capital Trust and Gartmore Global
Asset  Management  Trust, the advisers to various series of Trust except for the
Feeder  Funds,  based  upon a pro rata  share for the funds for which it acts as investment  adviser,  reimburse the Trust for fees and expenses paid to Trustees who are  interested  persons of the Trust and who are employees of an adviser or its affiliates.  The Compensation  Table below sets forth the total compensation paid to the  Trustees of the Trust,  before  reimbursement,  for the fiscal year
ended  December  31,  2005.  In  addition,   the  table  sets  forth  the  total
compensation  to be paid to the  Trustees  from all the  Gartmore  Funds for the fiscal year ended December 31, 2005. Trust officers receive no compensation from the Trust in their capacity as officers.

     The  Trust  does not  maintain  any  pension  or  retirement  plans for the
Officers or Trustees of the Trust.

[THE FOLLOWING WILL BE UPDATED IN A SUBSEQUENT FILING PRIOR TO EFFECTIVENESS]

                                               PENSION RETIREMENT
                           AGGREGATE        BENEFITS ACCRUED AS      ESTIMATED ANNUAL
                       COMPENSATION FROM       PART OF TRUST          BENEFITS UPON      TOTAL COMPENSATION
 NAME OF TRUSTEE(1)        THE TRUST             EXPENSES               RETIREMENT       FOR THE COMPLEX(1)

Charles E. Allen     $                     NA                      NA                   $
Paula H.J.                                 NA                      NA
Cholmondeley
C. Brent DeVore                            NA                      NA
Phyllis Kay Dryden
Barbara L. Hennigar                        NA                      NA
Paul J. Hondros(2)   NA                    NA                      NA                   NA

Barbara L. Jacobs

                                       34

Douglas F. Kridler                         NA                      NA
Michael D. McCarthy
Arden L. Shisler                           NA                      NA
David Wetmore                              NA                      NA

(1)  On December 31, 2005, the Fund Complex  included two trusts comprised of 88 investment company funds or series.

(2)  Does not  receive  compensation  from the Trust for meeting  attendance  or being a Trustee.

CODE OF ETHICS

     Federal  law  requires  the  Trust,   each  of  its  investment   advisers,
subadvisers, and principal underwriter to adopt codes of ethics which govern the personal  securities  transactions of their respective  personnel.  Accordingly, each such entity has adopted a code of ethics pursuant to which their respective
personnel  may  invest  securities  for  their  personal   accounts   (including
securities that may be purchased or held by the Trust).

INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

     The Trust pays the  compensation  of the Trustees who are not  employees of
Gartmore Global Investments,  Inc. ("GGI"), or its affiliates, and all expenses, including  governmental fees,  interest charges,  taxes,  membership dues in the
Investment Company Institute  allocable to the Trust;  investment  advisory fees and any Rule 12b-1 fees;  fees under the Trust's Fund  Administration  Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses under the Trust's Master-Feeder  Services Agreement;  fees and expenses of independent  certified public  accountants,  legal counsel,  and any transfer agent,  registrar,  and  dividend  disbursing  agent of the Trust;  expenses  of
preparing,   printing,  and  mailing  shareholders'   reports,   notices,  proxy
statements,  and  reports to  governmental  offices  and  commissions;  expenses connected with the execution,  recording,  and settlement of portfolio  security transactions;  insurance  premiums;  fees and expenses of the  custodian for all services to the Trust;  expenses of calculating the net asset value of shares of the Trust;  expenses of  shareholders'  meetings;  and expenses  relating to the issuance,  registration,  and qualification of shares of the Trust.  Gartmore or its affiliates  may, from time to time,  agree to  voluntarily or  contractually waive  advisory  fees, and if necessary  reimburse  expenses,  in order to limit total operating  expenses for certain Funds and/or classes,  as described below.
These expense limitations apply to the classes described;  if a particular class is not referenced, there is no expense limitation for that class.

MASTER-FEEDER SERVICE PROVIDER TO THE FEEDER FUNDS

     Gartmore  SA Capital  Trust  ("Gartmore"),  1200 River  Road,  Suite  1000,
Conshohocken,  Pennsylvania 19428 is the master-feeder service provider for each of the Feeder Funds under the master-feeder structure. Gartmore was organized in
1999.

     Gartmore will provide master-feeder operational support services to each of the Feeder Funds under the Master-Feeder Services Agreement.  Such services will include,  but are not  limited  to: (i)  providing  information  to the Board of
Trustees  enabling it to make all  necessary  decisions of whether to invest the assets of a Feeder Fund in shares of a  particular  Master  Fund,  if any;  (ii)
monitoring  the  ongoing  investment  performance  of the  Master  Fund  and its respective service providers, and the level of expenses borne by shareholders of the Master Fund; (iii)  coordination  with the Master Fund's board of directors,
officers   and   service   providers   to  obtain  all   information,   reports,
certifications, signatures and other materials necessary for the composition and filing of the Feeder Fund's  registration  statements,  shareholder  reports and other disclosure materials;  (iv) coordinating  financial statement reports with those of the Master  Fund;  (v)  coordination  with the Master  Fund's  board of directors,  officers and service  providers to obtain all information,  reports, certifications,  signatures and other  materials  necessary to enable the Feeder
Funds to prepare and maintain any processes, materials and/or reports (including effecting any necessary

                                       35

filings with appropriate  regulatory  agencies) that may be necessary or prudent pursuant to the  Sarbanes-Oxley Act of 2002; (vi) effecting daily trades into or from the Master Fund,  settling all such transactions and performing trading and settlement  reconciliations;  (vii)  establishing  and  maintaining  operational connectivity  between  the  Feeder  Fund  and  the  Master  Fund  and  continued
monitoring  to prevent or minimize  any  resulting  disadvantage  to Feeder Fund
shareholders;   (viii)   facilitation  of  distribution  of  Master  Fund  proxy
solicitation  materials to Feeder Fund shareholders and/or coordination with the
Master Fund's  officers and service  providers to incorporate  Master Fund proxy information into Feeder Fund proxy  solicitation  materials;  (ix)  coordination with the Master Fund's officers and service providers to enable the Feeder Funds to compile and  maintain  their  respective  books and records as may be legally required  or  reasonably  necessary  or  prudent;  (x)  such  activities  as are necessary for the design,  development  and maintenance of each Feeder Fund as a product  offering  to Trust  shareholders;  (xi)  providing  regular and special reports,  information and other  educational  materials to the Board of Trustees concerning any particular Feeder  Fund-Master Fund structure or of master-feeder fund  structures  in general;  and (xii)  providing  such other  services as are necessary or  appropriate  to the  efficient  operation of the Feeder Funds with respect to their investment in corresponding Master Funds.

     For the services rendered under the Master-Feeder Services Agreement, Class
II and Class VII shares of each Feeder Fund shall pay to Gartmore, at the end of each calendar  month, a fee based upon the average daily value of the net assets of such Feeder Fund at the annual rate of 0.25%.

     Gartmore has entered into a written agreement with the Trust under which it will  waive  0.15% of the  fees  that it  charges  for  providing  master-feeder operational  services  to the Class II and Class VII shares of each  Feeder Fund under the Master-Feeder Services Agreement.  This agreement currently runs until
May 1, 2007 and may be renewed at that time.

INVESTMENT ADVISER TO THE MASTER FUNDS

     The investment adviser to the Master Funds, Capital Research and Management
Company ("Capital Research"),  founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco;  New York; Washington,
DC;  London;  Geneva;  Hong  Kong;  Singapore;   and  Tokyo)  with  a  staff  of
professionals,  many of whom have  significant  investment  experience.  Capital
Research is located at 333 South Hope Street,  Los Angeles,  CA 90071 and at 135
South State College  Boulevard,  Brea,  CA 92821.  Capital  Research's  research professionals  travel  several  million  miles a year,  making  more than  5,000 research  visits in more than 50 countries  around the world.  Capital  Research believes  that it is able to  attract  and  retain  quality  personnel.  Capital
Research is a wholly  owned  subsidiary  of The Capital  Group  Companies,  Inc.
Capital  Research is responsible  for managing more than $500 billion of stocks, bonds and money  market  instruments  and  serves  over 20  million  shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.

     The  Investment  Advisory and Service  Agreements  (the " Capital  Research
Agreements")  between the Master  Funds and Capital  Research  will  continue in effect until June 30, 2005 (for the Growth Fund,  Asset Allocation Fund and Bond
Fund) and  December  31,  2005  (for the  Global  Growth  Fund),  unless  sooner terminated,  and may be renewed from year to year thereafter,  provided that any such renewal has been  specifically  approved at least annually by (a) the board of trustees of the Master Funds, or by the vote of a majority (as defined in the
1940 Act) of the outstanding  voting  securities of the applicable  Master Fund, and (b) the vote of a majority  of  trustees  who are not parties to the Capital
Research  Agreements or  interested  persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Capital Research  Agreements  provide that the investment adviser has  no  liability  to the  Master  Funds  for  its  acts  or  omissions  in the performance  of its  obligations  to the  Master  Funds  not  involving  willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Capital  Research  Agreements.  The Capital  Research  Agreements also provide that either party has the right to terminate them, without penalty, upon
60 days'  written  notice  to the other  party,  and that the  Capital  Research
Agreements  automatically terminate in the event of their assignment (as defined in the 1940 Act).

                                       36

     As  compensation  for its  services,  Capital  Research  receives a monthly investment  advisory  fee which is accrued  daily,  from each Master  Fund,  and indirectly  from each Feeder Fund as a shareholder in its  corresponding  Master
Fund, calculated at the annual rates described below:

     For the Master Growth Fund, Capital Research  receives:  0.50% of the first
$600 million of net assets,  plus 0.45% on net assets  greater than $600 million but not  exceeding  $1.0  billion,  plus 0.42% on net assets  greater  than $1.0 billion but not exceeding  $2.0 billion,  plus 0.37% on net assets  greater than
$2.0 billion but not exceeding  $3.0 billion,  plus 0.35% on net assets  greater than $3.0  billion  but not  exceeding  $5.0  billion,  plus 0.33% on net assets greater than $5.0 billion but not  exceeding  $8.0  billion,  plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion,  plus 0.30% on net assets  greater than $13.0 billion but not  exceeding  $21.0  billion,  plus
0.29% on net assets greater than $21.0 billion but not exceeding  $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion.

     For the Master Global Growth Fund, Capital Research receives:  0.69% of the first $600  million of net assets,  plus 0.59% on net assets  greater  than $600 million but not exceeding  $1.2 billion,  plus 0.53% on net assets  greater than
$1.2 billion but not exceeding  $2.0 billion,  plus 0.50% on net assets  greater than $2.0 billion but not exceeding  $3.0  billion,  plus 0.48% on net assets in excess of $3.0 billion.

     For the Master Asset Allocation Fund, Capital Research  receives:  0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding  $1.2 billion,  plus 0.36% on net assets  greater than
$1.2 billion but not exceeding  $2.0 billion,  plus 0.32% on net assets  greater than $2.0  billion  but not  exceeding  $3.0  billion,  plus 0.28% on net assets greater  than $3.0 billion but not  exceeding  $5.0  billion,  plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion,  plus 0.250% on net assets in excess of $8.0 billion.

     For the Master Bond Fund,  Capital  Research  receives:  0.48% of the first
$600 million of net assets,  plus 0.44% on net assets  greater than $600 million but not  exceeding  $1.0  billion,  plus 0.40% on net assets  greater  than $1.0 billion but not exceeding  $2.0 billion,  plus 0.38% on net assets  greater than
$2.0 billion but not exceeding $3.0 billion,  plus 0.36% on net assets in excess of $3.0 billion;

     In addition to providing  investment  advisory  services,  Capital Research furnishes  the  services  and pays  the  compensation  and  travel  expenses  of qualified persons to perform the executive and related administrative  functions of the Master Funds, and provides  necessary office space,  office equipment and utilities,  and general purpose  accounting forms,  supplies and postage used at the office of the Master  Funds  relating to the  services  furnished by Capital
Research.  Subject to the expense  agreement  described  below, the Master Funds will pay all expenses not expressly assumed by Capital Research,  including, but not limited to: registration and filing fees of federal and state agencies; blue sky  expenses  (if any);  expenses  of  shareholders'  meetings;  the expense of reports to existing shareholders; expenses of printing proxies and prospectuses;
insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance,  transfer and redemption of its shares; custodian fees;
printing and preparation of registration statements;  taxes; compensation,  fees and expenses paid to trustees  unaffiliated with Capital  Research;  association dues;  and costs of stationary  and forms  prepared  exclusively  for the Master
Funds.

     The Capital  Research  Agreements  provide for an advisory fee reduction to the extent that the annual  ordinary net operating  expenses of each Master Fund exceed 1 1/2% of the first $30 million of the average month-end total net assets of the Master  Fund and 1% of the average  month-end  total net assets in excess thereof.  Expenses which are not subject to this limitation are interest,  taxes and  extraordinary  items,  such as litigation.  Expenditures,  including  costs incurred in connection with the purchase or sale of portfolio securities,  which are  capitalized in accordance  with generally  accepted  accounting  principles applicable to investment  companies,  are accounted for as capital items and not as expenses.

     Beginning  April 1,  2005,  Capital  Research  agreed  to waive  10% of the management  fees that it is  otherwise  entitled  to receive  under the  Capital
Research  Agreements  and such waivers will continue at this level until further review.  As a result of this waiver,  management fees will be reduced  similarly for all Master Funds.

PORTFOLIO MANAGERS

                                       37

     Appendix  C  contains  the  following  information  regarding  each  of the portfolio managers identified in the Funds'  prospectuses:  (i) the dollar range of the portfolio  manager's  investments in each Fund; (ii) a description of the portfolio  manager's  compensation  structure;  and (iii) information  regarding other  accounts  managed by the  portfolio  manager and  potential  conflicts of interest that might arise from the management of multiple accounts.

DISTRIBUTOR

     Gartmore   Distribution   Services,   Inc.  ("GDSI")  serves  as  principal
underwriter for each of the Funds of the Trust in the continuous distribution of their shares  pursuant to an  Underwriting  Agreement dated as of April 23, 2005
(the "Underwriting  Agreement").  Unless otherwise terminated,  the Underwriting
Agreement  will  continue in effect for the  initial  term and from year to year thereafter for successive annual periods,  if, as to each Fund, such continuance is  approved at least  annually  by (i) the Trust's  Board of Trustees or by the vote of a majority of the outstanding  shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the  Underwriting
Agreement or interested persons (as defined in the 1940 Act) of any party to the
Underwriting  Agreement,  cast in person at a meeting  called for the purpose of voting on such  approval.  The  Underwriting  Agreement may be terminated in the event of any  assignment,  as  defined in the 1940 Act.  GDSI is a  wholly-owned subsidiary  of Gartmore  Global Asset  Management,  Inc.  ("GGAMI"),  a Delaware
holding  company.  GGAMI is a  wholly-owned  subsidiary  of  Gartmore SA Capital
Trust,  which is wholly-owned by Gartmore Global  Investments,  Inc. ("GGI"),  a
Delaware  holding  company.  GGI is an indirect,  majority-owned  subsidiary  of
GGAMT.  GGAMT is a Delaware business trust that is a wholly-owned  subsidiary of
Nationwide  Corporation.  All of the common stock of Nationwide  Corporation  is held by Nationwide  Mutual Insurance  Company (95.3%) and Nationwide Mutual Fire
Insurance  Company  (4.7%),  each of  which  is a  mutual  company  owned by its policyholders.

     The following  entities or people are  affiliates of the Trust and are also affiliates of GDSI:

     Gartmore Mutual Fund Capital Trust
     Gartmore Global Asset Management Trust
     Gartmore Global Partners
     Gartmore SA Capital Trust
     Nationwide Life Insurance Company
     Nationwide Life and Annuity Insurance Company
     Nationwide Financial Services, Inc.
     Nationwide Corporation
     Nationwide Mutual Insurance Company
     Paul Hondros
     Gerald Holland
     Eric Miller

     In its capacity as principal underwriter, GDSI solicits orders for the sale of shares, advertises and pays the costs of distributions,  advertising,  office
space  and  the  personnel  involved  in  such  activities.   GDSI  receives  no
compensation under the Underwriting Agreement with the Trust.

DISTRIBUTION PLAN

     The  Trust,  with  respect  to shares of the Feeder  Funds,  has  adopted a
Distribution  Plan (the  "Plan")  under  Rule  12b-1 of the 1940  Act.  The Plan
permits  the  Feeder  Funds  to  compensate   GDSI,  as  the  Funds'   principal
underwriter,  for expenses associated with the distribution of the Feeder Funds'
Class II or Class VII shares.  Although actual distribution expenses may be more or less, each Feeder Fund pays 0.25% of the average daily net assets of Class II shares  and  0.40% of the  average  daily net  assets  of Class VII  shares as a distribution fee, regardless of expenses.

     As required by Rule 12b-1,  the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect  financial  interest in the  operation of the
Plan (the "Independent Trustees").  The Plan was initially approved by the Board of Trustees as it relates to the Feeder Funds on December 8, 2005.  The Plan may
be amended from time to time by vote of a majority of the Trustees,  including a majority of the  Independent  Trustees,  cast in person at a meeting  called for that purpose.

                                       38

The Plan may be  terminated as to the  applicable  shares of a Fund by vote of a majority  of  the  Independent  Trustees,  or  by  vote  of a  majority  of  the outstanding shares of that Class or Fund, as applicable.  Any change in the Plan
that  would  materially   increase  the  distribution  cost  to  the  applicable
shareholders  requires  shareholder  approval.  The Trustees review  quarterly a written  report of such  costs and the  purposes  for which such costs have been incurred.  For so long as the Plan is in effect,  selection  and  nomination  of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such  disinterested  persons.  All agreements  with any person relating to the  implementation  of the Plan may be terminated at any time on 60 days' written  notice without  payment of any penalty,  by vote of a majority of the  Independent  Trustees  or by a vote  of  the  majority  of the  outstanding applicable  shares.  The Plan will  continue in effect for  successive  one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the  entire  Board of  Trustees  cast in person at a meeting  called for that purpose.  The  Board  of  Trustees  has a duty  to  request  and  evaluate  such information  as may be  reasonably  necessary  for  them  to  make  an  informed determination  of  whether  the Plan  should be  implemented  or  continued.  In addition  the Trustees in approving  the Plan as to a Fund must  determine  that there is a  reasonable  likelihood  that the Plan will benefit such Fund and its
Shareholders.

     The Board of  Trustees of the Trust  believes  that the Plan is in the best interests of the Funds since it encourages  Fund growth and  maintenance of Fund assets.  As the  Funds  grow in size,  certain  expenses,  and  therefore  total expenses  per Share,  may be reduced  and overall  performance  per Share may be improved.

     GDSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers  pursuant  to which  such  dealers  will  provide  certain  services  in connection with the distribution of a Fund's Shares  including,  but not limited to, those  discussed  above.  GDSI or an  affiliate of GDSI does pay  additional amounts from its own resources to dealers or other financial  intermediaries for aid  in  distribution  or  for  aid  in  providing  administrative  services  to shareholders.

FUND PARTICIPATION AGREEMENTS

     The Trust,  on behalf of the Feeder Funds,  GDSI and Nationwide  Investment
Services Corporation  ("NISC") have entered into Fund Participation  Agreements.
Under these agreements,  NISC will receive a Rule 12b-1 fee from the Funds at an annual  rate of 0.25% (for Class II shares)  and 0.40% (for Class VII shares) of the average daily net assets of the Funds.

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

     Under the terms of a Fund Administration  Agreement,  Gartmore provides for various  administrative  and accounting  services to the Funds,  including daily valuation  of the  Funds'  shares,  preparation  of  financial  statements,  tax returns,  and regulatory  reports,  and presentation of quarterly reports to the
Board of Trustees.  Gartmore Investor Services,  Inc.  ("GISI"),  a wholly owned subsidiary of Gartmore,  serves as transfer agent and dividend  disbursing agent for  each of the  Funds.  Both  GSA and GISI are  located  at 1200  River  Road,
Conshohocken,  Pennsylvania  19428.  For the fund  administration  and  transfer agency  services,  each Fund pays  Gartmore a  combined  annual fee based on the
Trust's average daily net assets according to the following schedule:

                                                    AGGREGATE TRUST FEE
               ASSET LEVEL                     AS A PERCENTAGE OF NET ASSETS

            up to $1 billion                               0.15%
  $1 billion and more up to $3 billion                     0.10%
  $3 billion and more up to $8 billion                     0.05%
  $8 billion and more up to $10 billion                    0.04%
 $10 billion and more up to $12 billion                    0.02%
           $12 billion or more                             0.01%

     Gartmore pays GISI from these fees for its services as the Trust's transfer and dividend disbursing agent.

SUB-ADMINISTRATION

                                       39

     Gartmore has entered  into a Services  Agreement  with BISYS Fund  Services
Ohio, Inc.  ("BISYS"),  and GISI has entered into a Sub-Transfer Agent Agreement with BISYS,  effective May 2, 2005, to provide certain fund  administration  and transfer  agency  services  for  each  of the  Funds  held  beneficially  by its customers.  For  these  services,  Gartmore  pays  BISYS  an  annual  fee at the following  rates based on the average  daily net assets of the  aggregate of all the funds of the Trust that BISYS is providing such services for:

                                                    AGGREGATE TRUST FEE
              ASSET LEVEL                      AS A PERCENTAGE OF NET ASSETS

            up to $1 billion                             0.10%
  $1 billion and more up to $3 billion                   0.05%
  $3 billion and more up to $8 billion                   0.04%
 $8 billion and more up to $10 billion                   0.02%
 $10 billion and more up to $12 billion                  0.01%
          $12 billion or more                           0.005%

ADMINISTRATIVE SERVICE PLAN

     Under the terms of an Administrative  Services Plan, each Fund is permitted to enter Servicing Agreements with servicing  organizations who agree to provide certain  administrative  support  services  for the Funds.  Such  administrative support services include but are not limited to the following:  establishing and
maintaining   shareholder   accounts,   processing   purchase   and   redemption
transactions,  arranging for bank wires, performing shareholder  sub-accounting, answering inquiries  regarding the Funds,  providing periodic statements showing the account balance for beneficial  owners or for Plan  participants or contract holders of insurance company separate  accounts,  transmitting proxy statements, periodic reports,  updated prospectuses and other communications to shareholders and,  with  respect to meetings of  shareholders,  collecting,  tabulating,  and forwarding to the Trust executed  proxies and obtaining  such other  information and performing such other services as may reasonably be required.

     As authorized by the  Administrative  Services  Plan, the Trust has entered into a Fund Participation  Agreement,  effective May 2, 2005,  pursuant to which
Nationwide Financial Services, Inc. has agreed to provide certain administrative
support  services  to  the  Funds  held   beneficially  by  its  customers.   In
consideration  for  providing  administrative  support  services,  NFS and other entities  with which the Trust may enter into  Servicing  Agreements  (which may include NSI) will  receive a fee,  computed at the annual rate of up to 0.25% of the  average  daily net  assets of the Class I shares  and 0.25% of the  average daily net assets of the Class VII shares of the Feeder  Funds held by  customers of NFS or any such other entity.

CUSTODIAN

     JPMorgan Chase Bank, 4 New York Plaza, New York, NY 10008, is the Custodian
for the Funds  and  makes  all  receipts  and  disbursements  under a  Custodian
Agreement.  The Custodian  performs no managerial or policy making functions for the Funds.

LEGAL COUNSEL

     Stradley   Ronon  Stevens  &  Young,   LLP,   2600  One  Commerce   Square,
Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street,  Philadelphia,  PA 19103-7042,  serves as Independent  Registered Public
Accountants for the Trust.

                                       40

BROKERAGE ALLOCATIONS

     Because each Feeder Fund invests all or substantially  all of its assets in a Master Fund, all transactions in portfolio  securities will be entered into at the Master Fund level. The following is a summary of Capital Research's policies with regard to the execution of portfolio transactions for the Master Funds.

     Capital  Research places orders with  broker-dealers  for the Master Funds'
portfolio  transactions.  Capital  Research  strives to obtain best execution on each Master  Fund's  portfolio  transactions,  taking into  account a variety of factors to produce the most favorable total price  reasonably  attainable  under the circumstances.  These factors include the size and type of transaction,  the cost  and  quality  of  executions,  and the  broker-dealer's  ability  to offer liquidity and anonymity.  The Master Funds do not consider  Capital  Research as having an  obligation  to obtain the  lowest  available  commission  rate to the exclusion  of price,  service  and  qualitative  considerations.  Subject to the considerations  outlined above, Capital Research may place orders for the Master
Funds' portfolio  transactions with  broker-dealers  who have sold shares of the mutual  funds  managed  by Capital  Research,  or who have  provided  investment research,  statistical or other related services to Capital Research. In placing orders for the Master Funds' portfolio  transactions,  Capital Research does not commit to any specific  amount of business  with any  particular  broker-dealer.
Further,  when Capital  Research  places orders for the Master Funds'  portfolio transactions,  it does not give any consideration to whether a broker-dealer has sold shares of the funds  managed by Capital  Research.  Capital  Research  may, however, give consideration to investment research, statistical or other related services  provided  to it in  placing  orders for the  Master  Funds'  portfolio transactions.

     Portfolio  transactions  for the Master  Funds may be  executed  as part of concurrent  authorizations to purchase or sell the same security for other funds served by Capital Research, or for trusts or other accounts served by affiliated companies of Capital Research.  When such concurrent  authorizations  occur, the objective is to allocate the executions in an equitable manner.

     With  respect to fixed income  securities,  brokerage  commissions  include explicit  investment dealer  concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading  activity by the Master  Growth Fund,  Master  Global Growth Fund and
Master Asset  Allocation  Fund increased  during the past year,  resulting in an
increase  in   brokerage   commissions   and   concessions   paid  on  portfolio
transactions.  The volume of trading  activity by the Master Bond Fund decreased during the past year,  resulting in a decrease in brokerage  concessions paid on portfolio transactions.

     The Master Funds are required to disclose information regarding investments in the securities of its "regular"  broker-dealers  (or parent  companies of its regular  broker-dealers)  that  derive  more  than  15% of  their  revenue  from
broker-dealer,   underwriter  or  investment  adviser   activities.   A  regular
broker-dealer is (a) one of the 10 broker-dealers  that received from the Master
Funds the largest amount of brokerage commissions by participating,  directly or indirectly, in the Master Funds' portfolio transactions during the Master Funds'
most  recent  fiscal  year;  (b) one of the 10  broker-dealers  that  engaged as principal in the largest dollar amount of portfolio  transactions  of the Master
Funds during the Master  Funds' most recent  fiscal  year;  or (c) one of the 10 broker-dealers  that sold the largest  amount of  securities of the Master Funds during the Master  Funds' most recent  fiscal  year.  This  information  will be disclosed after the first year of the Feeder Funds' operations.

                                       41

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     Feeder Funds

     An  insurance  company  purchases  shares of the Feeder  Funds at their net asset value  ("NAV")  using  purchase  payments  received  on  variable  annuity contracts  and variable life  insurance  policies  issued by separate  accounts.
These separate accounts are funded by shares of the Feeder Funds.

     All investments in the Trust are credited to the  shareholder's  account in the form of full and fractional shares of the designated Feeder Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     The NAV per share of the Feeder Funds is determined  once daily,  as of the close of  regular  trading  on the New York  Stock  Exchange  (generally  4 P.M.
Eastern  Time) on each  business  day the New York  Stock  Exchange  is open for regular trading (and on such other days as the Board determines).

     The Trust will not compute NAV for the Funds on customary national business holidays, including the following:  Christmas Day, New Year's Day, Martin Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day and Thanksgiving Day.

     Each Fund reserves the right to not  determine net asset value when:  (i) a
Fund has not received any orders to purchase,  sell or exchange  shares and (ii)
changes in the value of that  Fund's  portfolio  do not affect  that  Fund's net asset value.

     The offering price for orders placed before the close of the New York Stock
Exchange,  on each business day the Exchange is open for trading,  will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open  for  trading.  The NAV of a share  of each  Fund  on  which  offering  and redemption  prices are based is the NAV of that  Fund,  divided by the number of shares  outstanding,  the result being  adjusted to the nearer cent.  The NAV of each Fund is  determined by  subtracting  the  liabilities  of the Fund from the value of its assets (chiefly  composed of shares in a Master Fund).  The NAV per share for a class is calculated by adding the value of all  securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class' shares  outstanding.  Each Fund may reject any order to buy  shares  and may  suspend  the sale of shares at any time.

     The NAV of the Feeder  Funds is  determined  based on the NAV of the Master
Funds.  Securities  of each Master Fund are valued at their NAV.  The  following summarizes information regarding how the Master Funds determine NAV.

     Master Funds

     All portfolio  securities of funds managed by Capital  Research (other than money  market  funds) are  valued,  and the net asset  values per share for each share class are determined, as follows:

     1. Equity  securities,  including  depositary  receipts,  are valued at the official  closing  price of, or the last reported sale price on, the exchange or market on which such  securities are traded,  as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each  security are taken from the  principal  exchange or market in which the  security  trades.  Fixed-income  securities  are  valued at prices  obtained  from an  independent  pricing  service,  when such  prices are available;  however,  in  circumstances  where the  investment  adviser deems it appropriate to do so, such  securities will be valued at the mean quoted bid and asked prices or at prices for  securities  of comparable  maturity,  quality and type.  Securities with both fixed-income and equity  characteristics,  or equity securities traded  principally  among  fixed-income  dealers,  are valued in the manner described above for either equity or fixed-income  securities,  depending on which method is deemed most appropriate by the investment adviser.

                                       42

     Securities  with original  maturities of one year or less having 60 days or less to  maturity  are  amortized  to  maturity  based on their cost if acquired within 60 days of  maturity,  or if already  held on the 60th day,  based on the value determined on the 61st day.  Forward currency  contracts are valued at the mean of representative quoted bid and asked prices.

     Assets or liabilities  initially expressed in terms of non-U.S.  currencies are translated  prior to the next  determination  of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

     Securities and assets for which  representative  market  quotations are not readily  available  or are  considered  unreliable  are  valued at fair value as determined in good faith under policies  approved by the Series' Board.  Subject to Board oversight,  the Series' Board has delegated the obligation to make fair valuation  determinations  to a Valuation  Committee  established by the Series'
investment  adviser.  The Board receives regular reports describing  fair-valued securities and the valuation methods used.

     The Valuation  Committee has adopted guidelines and procedures  (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are  considered  when  making  all  fair  value  determinations.  As  a  general principle,  securities lacking readily available market quotations are valued in good faith by the Valuation  Committee  based upon what a fund might  reasonably expect to receive upon their current sale. The Valuation Committee considers all indications  of value  available  to it in  determining  the "fair  value" to be assigned to a particular security,  including,  without limitation, the type and cost of the  security,  contractual  or  legal  restrictions  on  resale  of the security,  relevant financial or business  developments of the issuer,  actively traded  similar or related  securities,  conversion  or  exchange  rights on the security,  related  corporate  actions,  significant  events occurring after the close of trading in the security and changes in overall market  conditions.  The
Valuation  Committee employs  additional fair value procedures to address issues related to investing  substantial portions of applicable fund portfolios outside the United  States.  Securities  owned by these funds trade in markets that open and close at different times,  reflecting time zone differences.  If significant events  occur  after the close of a market (and  before  these  fund's net asset values are next  determined)  which  affect the value of  portfolio  securities, appropriate  adjustments from closing market prices may be made to reflect these events.  Events of this type could include,  for example,  earthquakes and other natural  disasters or  significant  price changes in other markets  (e.g.,  U.S.
stock markets);

     2. Each  class of shares  represents  interests  in the same  portfolio  of investments  and is identical  in all  respects to each other class,  except for differences  relating to  distribution,  service and other charges and expenses,
certain  voting  rights,   differences  relating  to  eligible  investors,   the
designation  of  each  class  of  shares,   conversion   features  and  exchange
privileges.  Expenses  attributable to a fund, but not to a particular  class of shares,  are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items  attributable to particular share classes,  are deducted from total assets attributable to such share classes.

     3. Net  assets so  obtained  for each share  class are then  divided by the total number of shares outstanding of that share class, and the result,  rounded to the nearer cent, is the net asset value per share for that share class.

PERFORMANCE ADVERTISING

     The Funds may use past performance in advertisements, sales literature, and their  prospectuses,  including  calculations  of average  annual total  return,
30-day yield, and seven-day yield, as described below.

CALCULATING YIELD AND TOTAL RETURN

     The Funds may from time to time advertise historical  performance,  subject to Rule 482 under the  Securities  Act,  or Rule  34b-1  under the 1940 Act.  An investor  should keep in mind that any return or yield  quoted  represents  past performance and is not a guarantee of future results.  The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       43

     All  performance  advertisements  shall include average annual total return quotations  for the most recent one,  five,  and ten year periods (or life, if a
Fund has been in operation  less than one of the  prescribed  periods).  Average annual  total  return  represents  the rate  required  each year for an  initial investment to equal the redeemable value at the end of the quoted period.  It is calculated  in a uniform  manner by dividing  the ending  redeemable  value of a hypothetical  initial  payment of $1,000 for a specified  period of time, by the amount of the  initial  payment,  assuming  reinvestment  of all  dividends  and distributions.  The one,  five,  and ten year  periods are  calculated  based on periods that end on the last day of the calendar  quarter  preceding the date on which an advertisement is submitted for publication.

     Certain Funds may also from time to time  advertise a uniformly  calculated yield quotation.  This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum  offering  price per share on the last day of the  period,  and  annualizing  the  results,  assuming reinvestment  of all  dividends and  distributions.  This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding  of  interest,  and  includes a  modified  market  value  method for determining  amortization.  The yield will fluctuate,  and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial  interest of each Fund and to divide or combine such shares into a greater or lesser number of shares  without thereby  exchanging the  proportionate  beneficial  interests in the Trust. Each share of a Fund  represents  an equal  proportionate  interest in that Fund with each other share.  The Trust  reserves the right to create and issue a number of different funds.  Shares of each Fund would participate equally in the earnings, dividends,  and assets of that  particular  fund.  Upon  liquidation  of a Fund, shareholders  are  entitled  to share  pro rata in the net  assets  of such Fund available for distribution to shareholders.

     The Trust is currently  authorized to offer shares of beneficial  interest, without par value, in 40 series.  With regard to the Feeder Funds,  the Trust is authorized to offer Class II and Class VII shares.

     You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular  class are equal in all respects to the other shares of that class.  In the event of liquidation of a Fund,  shares of the same class will share pro rata in the  distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the
Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

     Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other  matters  submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of
Trust  without  the  affirmative  vote of a majority of the  outstanding  voting securities of the Trust.  The Trustees may,  however,  further amend the Amended
Declaration of Trust without the vote or consent of shareholders to:

     (1) designate series of the Trust; or

     (2) change the name of the Trust; or

     (3) apply  any  omission,  cure,  correct,  or  supplement  any  ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the  requirements  of applicable  federal laws or regulations if they deem it necessary.

                                       44

     Shares have no pre-emptive or conversion rights.  Shares,  when issued, are fully paid and  nonassessable.  In regard to  termination,  sale of  assets,  or change of investment  restrictions,  the right to vote is limited to the holders of shares of the particular  Fund affected by the proposal.  However,  shares of all Funds vote  together,  and not by Fund,  in the election of Trustees.  If an issue must be approved by a majority as defined in the 1940 Act, a "majority  of the outstanding  voting  securities"  means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares  are  present  or  represented  by  proxy,  or (ii)  more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER INQUIRIES

     All  inquiries  regarding  the Trust should be directed to the Trust at the telephone  number  or  address  shown on the  cover  page of this  Statement  of
Additional Information.

TAX STATUS

     Election To Be Taxed As A Regulated Investment Company

     Each Fund has elected to be treated as a regulated investment company under
Subchapter M of the Internal Revenue Code (the "Code").  Each Fund has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify  during the current  fiscal year. As a regulated  investment company,  a Fund  generally pays no federal income tax on the income and gain it distributes.  The Board of  Trustees  reserves  the right  not to  maintain  the qualification of a Fund as a regulated  investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

     Consent Dividends

     Each Fund may utilize  consent  dividend  provisions  of Section 565 of the
Code to make  distributions.  Provided that all shareholders  agree in a consent filed with the  income  tax  return of a Fund to treat as a dividend  the amount specified in the consent,  the amount will be considered a distribution  just as any other distribution paid in money and reinvested back into the Fund.

     Diversification Requirements

     Each  Fund  (Feeder  Fund)  intends  to  comply  with  the  diversification requirements of Section 817(h) of the Code relating to the  tax-deferred  status of variable  accounts  that are based on  insurance  company  separate  accounts
(segregated  asset account).  If these  requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate  accounts,  will be treated  for  federal  income tax  purposes  as the taxable  owners of the assets held by the  separate  accounts.  The Feeder Funds
intend  to  comply  with  these   diversification   requirements  through  their
investment in the Master Funds.

     Section 817(h) of the Code generally  requires a variable  contract  (other than a pension plan contract) that is based on a segregated  asset account to be adequately diversified. Generally, the investments of a segregated asset account are  considered to be adequately  diversified  for purposes of Section 817(h) of the Code if no more than 55  percent  of the  value of the  total  assets of the account is represented by any one investment; no more than 70 percent by any two investments; no more than 80 percent by any three investments;  and no more than
90 percent by any four investments.

     Section  817(h) of the Code  provides a  look-through  rule for purposes of testing the  diversification  of a  segregated  asset  account that invests in a regulated investment company such as a Feeder Fund. Treasury Regulations Section
1.817-5(f)(1)  provides,  in part,  that if the  look-through  rule  applies,  a beneficial  interest in an investment company (including a regulated  investment company)  shall not be  treated as a single  investment  of a  segregated  asset account;  instead,  a pro rata portion of each asset of the  investment  company shall  be  treated  as an  asset  of  the  segregated  asset  account.  Treasury
Regulations  Section 817-5(f)(2)  provides (except as otherwise  permitted) that the look-through rule shall apply to an investment company only if -

                                       45

o    All the beneficial  interests in the investment  company are held by one or more segregated asset accounts of one or more insurance companies; and

o    Public access to such investment company is available  exclusively  through the purchase of a variable contract.

     Under the  look-through  rule of  Section  817(h) of the Code and  Treasury
Regulations  Section  1.817-5(f),  a pro rata  portion of each asset of a Feeder
Fund is  treated  as an asset of the  investing  segregated  asset  account  for purposes of  determining  whether the  segregated  asset  account is  adequately diversified.  Because the value of a Feeder Fund's investment in a corresponding
Master Fund is greater  than 55 percent of the value of the total  assets of the
Feeder Fund, however,  the investing  segregated asset account is not adequately diversified  unless its investment in the Feeder Fund is treated as including an investment  in a pro rata  portion  of each of the  assets of the  corresponding
Master Fund.

     As provided in their offering  documents,  all the beneficial  interests in each  Feeder  Fund  and  corresponding  Master  Fund  are  held  by one or  more segregated  asset  accounts  of one  or  more  insurance  companies  (except  as otherwise  permitted),  and public access to each Feeder Fund and  corresponding
Master Fund is available  solely  through the  purchase of a variable  contract.
Accordingly, under the look-through rule, the investing segregated asset account is  treated as owning a pro rata  portion  of each  asset of the Feeder  Fund in
which  it  invests,   including  a  pro  rata  portion  of  each  asset  of  the corresponding Master Fund. See Revenue Ruling 2005-7.

OTHER TAX CONSEQUENCES

     Effect of Foreign Investments on Distributions

     Certain Funds (through their  investment in the Master Funds) may invest in foreign  securities  and may be subject to foreign  withholding  taxes on income from those securities that may reduce distributions.

     If a Fund invests in  securities  of foreign  entities that could be deemed for federal tax purposes to be passive foreign investment  companies  ("PFICs"), the Fund intends to  mark-to-market  these  securities and recognize any gain at the end of its fiscal year.  Deductions for losses will be allowable only to the extent of any  current or  previously  recognized  gain.  This gain  (reduced by allowable  losses) is treated as  ordinary  income  that the Fund is required to distribute,  even though it has not sold the  securities.  Shareholders of PFICs may,  under  certain  circumstances,  be subject to a deferred  interest  charge pursuant to section 1291 of the Code.

     Excise Tax Distribution Requirements

     To avoid  federal  excise  taxes,  the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times  during  the  calendar  year are  segregated  asset  accounts  of life insurance  companies  where the  shares  are held in  connection  with  variable products.

TAX CONSEQUENCES TO SHAREHOLDERS

     Since  shareholders  of the Funds will be the  insurance  company  separate accounts,  no  discussion  is  included  herein  concerning  federal  income tax consequences  for the holders of the contracts.  For information  concerning the federal income tax consequences to any such holder, see the prospectus  relating to the applicable contract.

FINANCIAL STATEMENTS

     The Feeder  Funds have not yet  commenced  operations.  In the future,  the
Report of  Independent  Auditors and Financial  Statements of the Trust for each fiscal year included in the Trust's  Annual Report and the Financial  Statements
of the Trust and the Trust's unaudited  Semi-Annual  Report will be incorporated herein by reference.

     The audited  financial  statements  of the Master Funds for the fiscal year ended [date],  as set forth in the Master Funds' annual reports to shareholders, including  the  reports  of  [name  of  auditor],  and the  unaudited  financial

                                       46

statements of the Master Funds for the period ended [date],  as set forth in the
Master Funds' semi-annual reports to shareholders, are incorporated by reference into this Statement of Additional Information.

Copies of the reports are available  without  charge upon request by writing the
Trust or by calling toll free 1-800-848-6331.

                                       47

APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's  corporate or municipal debt rating is a current  assessment of the  creditworthiness  of an obligor with  respect to a specific  obligation.
This  assessment  may  take  into  consideration  obligors  such as  guarantors, insurers, or lessees.

The debt rating is not a recommendation  to purchase,  sell, or hold a security, inasmuch  as it does  not  comment  as to  market  price  or  suitability  for a particular investor.  The ratings are based on current information  furnished by the issuer or  obtained by  Standard & Poor's  from other  sources it  considers reliable.  Standard & Poor's  does not perform an audit in  connection  with any rating and may,  on  occasion,  rely on  unaudited  financial  information.  The ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood of default - capacity and  willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3.   Protection  afforded by, and relative  position of, the  obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA-  Debt rated  `AAA' has the  highest  rating  assigned  by Standard & Poor's.
      Capacity to pay interest and repay principal is extremely strong.

AA - Debt  rated  `AA' has a very  strong  capacity  to pay  interest  and repay principal and differs from the highest rated issues only in small degree.

A -  Debt rated `A' has a strong  capacity to pay interest  and repay  principal although it is somewhat more  susceptible to the adverse effects of changes in  circumstances  and  economic  conditions  than  debt  in  higher  rated categories.

BBB- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay  principal.  Whereas it  normally  exhibits  adequate  protection parameters,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay interest and repay  principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated `BB',  `B', `CCC',  `CC' and `C' is regarded as having  predominantly speculative  characteristics  with respect to capacity to pay interest and repay principal.  `BB' indicates the least degree of speculation  and `C' the highest.
While such debt will likely have some  quality and  protective  characteristics, these are outweighed by large  uncertainties  or major risk exposures to adverse conditions.

BB-  Debt rated `BB' is less i  vulnerable  to  default  than other  speculative issues.  However,  it faces  major  ongoing  uncertainties  or  exposure to adverse  business,  financial,  or economic  conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                      A-1

B-   Debt  rated `B' has a greater  vulnerability  to default  than  obligations rated BB but  currently  has the  capacity to meet  interest  payments  and principal repayments.  Adverse business,  financial, or economic conditions will  likely  impair  capacity or  willingness  to pay  interest  and repay principal.

CCC- Debt rated `CCC' is currently  vulnerable to default, and is dependent upon favorable  business,  financial,  and  economic  conditions  to meet timely payment of interest  and  repayment of  principal.  In the event of adverse business,  financial, or economic conditions,  it is not likely to have the capacity to pay interest and repay principal.

CC-  Debt rated `CC' typically is currently highly vulnerable to nonpayment.

C-   Debt rated `C'  signifies  that a bankruptcy  petition has been filed,  but debt service payments are continued.

D-   Debt rated `D' is in payment default.  The `D' rating category is used when interest  payments or principal  payments are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's believes that such payments will be made during such grade period.  The `D'
     rating also will be used upon the filing of a  bankruptcy  petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa- Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are  generally  referred to as
     "gilt  edged."  Interest  payments  are  protected  by a  large  or  by  an exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, such changes as can be visualized are most  unlikely  to impair the  fundamentally  strong  position  of such issues.

Aa-  Bonds which are rated Aa are judged to be of high quality by all standards.
     Together with the Aaa group they comprise what are generally  known as high grade bonds.  They are rated lower than the best bonds  because  margins of protection  may not be as  large as in Aaa  securities  or  fluctuation  of protective  elements  may be of  greater  amplitude  or there  may be other elements  present which make the long-term risk appear somewhat larger than in Aaa securities.

A-   Bonds which are rated A possess many  favorable  investment  attributes and are to be considered as  upper-medium  grade  obligations.  Factors  giving security to principal and interest are  considered  adequate,  but elements may be present which suggest a  susceptibility  to impairment  some time in the future.

Baa- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly  protected nor poorly secured).  Interest  payments and  principal  security  appear  adequate  for  the  present  but  certain protective elements may be lacking or may be characteristically  unreliable over any great  length of time.  Such  bonds  lack  outstanding  investment characteristics and in fact have speculative characteristics as well.

Ba-  Bonds  which are rated Ba are judged to have  speculative  elements;  their future cannot be considered well-assured.  Often the protection of interest and  principal  payments  may  be  very  moderate,  and  thereby  not  well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B-   Bonds which are rated B generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      A-2

Caa- Bonds  which are  rated Caa are of poor  standing.  Such  issues  may be in default  or there  may be  present  elements  of  danger  with  respect  to principal or interest.

Ca-  Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

C-   Bonds which are rated C are the lowest rated class of bonds,  and issues so rated can be regarded as having  extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts  from  Moody's  Investors  Service,  Inc.,  description  of  state  and municipal note ratings:

MIG-1--   Notes bearing this  designation  are of the best quality,  enjoying strong  protection  from  established  cash  flows of funds  for their servicing from  established and  board-based  access to the market for refinancing, or both.

MIG-2--   Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3--   Notes bearing this designation are of favorable  quality,  with all security  elements  accounted  for but  lacking  the  strength  of the preceding  grade.  Market access for  refinancing,  in particular,  is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch  investment grade bond ratings provide a guide to investors in determining the credit risk associated  with a particular  security.  The ratings  represent
Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The  rating  takes  into  consideration  special  features  of  the  issue,  its relationship  to other  obligations of the issuer,  the current and  prospective financial  condition and operating  performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch  ratings do not  reflect  any credit  enhancement  that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same  rating are of similar  but not  necessarily  identical
credit  quality  since  the  rating   categories  do  not  fully  reflect  small
differences in the degrees of credit risk.

Fitch  ratings  are not  recommendations  to buy,  sell,  or hold any  security.
ratings do not comment on the adequacy of market price,  the  suitability of any security for a particular  investor,  or the tax-exempt  nature or taxability of payments made in respect of any security.

Fitch ratings are based on information  obtained from issuers,  other  obligors, underwriters,  their  experts,  and other sources Fitch believes to be reliable.
Fitch  does not  audit or  verify  the truth or  accuracy  of such  information.
Ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA  Bonds  considered  to be  investment  grade  and  representing  the  lowest expectation  of  credit  risk.  The  obligor  has an  exceptionally  strong capacity for timely  payment of financial  commitments,  a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA   Bonds  considered to be investment  grade and of very high credit  quality.
     This  rating  indicates  a very  strong  capacity  for  timely  payment  of financial commitments,  a capacity that is not significantly  vulnerable to foreseeable events.

                                      A-3

A    Bonds  considered to be investment grade and represent a low expectation of credit risk. This rating  indicates a strong capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB  Bonds  considered to be in the lowest  investment  grade and indicates that there is currently low  expectation of credit risk. The capacity for timely payment of  financial  commitments  is  considered  adequate,  but  adverse changes in economic  conditions and circumstances are more likely to impair this capacity.

BB   Bonds are  considered  speculative.  This rating  indicates that there is a possibility  of  credit  risk  developing,  particularly  as the  result of
     adverse  economic  changes  over  time;  however,   business  or  financial
     alternatives  may be available to allow  financial  commitments  to be met.
     Securities rated in this category are not investment grade.

B    Bonds  are  considered  highly  speculative.  This  rating  indicates  that significant credit risk is present, but a limited margin of safety remains.
     Financial  commitments  are  currently  being met;  however,  capacity  for continued  payment is contingent upon a sustained,  favorable  business and economic environment.

CCC, Bonds are  considered a high default risk.  Default is a real  possibility.
CC   Capacity  for  meeting   financial   commitments  is  solely  reliant  upon
and  sustained,  favorable  business  or  economic  developments.  A `CC' rating
C    indicates  that default of some kind appears  probable.  `C' rating signals imminent default.

DDD, Bonds are in default.  Such bonds are not meeting  current  obligations and
DD   are  extremely  speculative.  `DDD'  designates  the highest  potential for and  recovery  of  amounts  outstanding  on  any  securities  involved  and  `D'
D    represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard  & Poor's  commercial  paper  rating is a current  assessment  of the likelihood  of timely  payment of debt  considered  short-term  in the  relevant market.

Ratings are graded into several  categories,  ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

A-1  This highest category  indicates that the degree of safety regarding timely payment is strong.  Those issues  determined  to possess  extremely  strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity   for  timely   payment  on  issues  with  this   designation   is
     satisfactory.  However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3  Issues carrying this designation have adequate capacity for timely payment.
     They are,  however,  more  vulnerable to the adverse  effects of changes in circumstances than obligations carrying the higher designations.

B    Issues  rated `B' are  regarded as having  only  speculative  capacity  for timely payment.

C    This  rating is assigned  to  short-term  debt  obligations  with  doubtful capacity for payment.

                                      A-4

D    Debt rated `D' is in payment default.  the `D' rating category is used when interest payments or principal  payments are not made on the date due, even if the applicable  grace period has not expired,  unless  Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes.  Notes  maturing  in three  years or less will  likely  receive a note rating.  Notes maturing  beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1.   Amortization  schedule  - the larger the final  maturity  relative  to other  maturities,  the more  likely  the issue is to be  treated as a note.

     2.   Source of  payment - the more the issue  depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong  capacity to pay  principal  and  interest are given a plus (+)
     designation.

SP-2 Satisfactory   capacity  to  pay   principal   and   interest,   with  some
     vulnerability  to adverse  financial and economic  changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's  short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless  explicitly noted.  Moody's employs the following three designations,  all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting  institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be  evidenced  by the  following  characteristics:  (I) leading  market positions  in well  established  industries,  (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset  protection,  (IV) broad  margins in  earnings  coverage of fixed  financial  charges  and  high  internal  cash  generation,  and (V)  well established  access to a range of  financial  markets  and  assured  sources  of alternative liquidity.

Issuers rated Prime-2 (or supporting  institutions)  have a strong  capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the  characteristics  cited above,  but to a lesser degree.  Earnings trends and  coverage  ratios,  while sound,  will be more subject to  variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting  institutions) have an acceptable  capacity for  repayment  of  short-term  promissory  obligations.  The effect of industry characteristics  and market  composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements  and may  require  relatively  high  financial  leverage.  Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

                                      A-5

                              MOODY'S NOTE RATINGS

MIG  1/VMIG 1       This  designation  denotes  best  quality.  There is present
                    strong  protection  by  established  cash  flows,   superior
                    liquidity support or demonstrated  broad based access to the market for refinancing.

MIG 2/VMIG 2        This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3        This designation  denotes  favorable  quality.  All security
                    elements  are   accounted  for  but  there  is  lacking  the
                    undeniable  strength of the preceding grades.  Liquidity and cash flow  protection  may be narrow and  market  access for refinancing is likely to be less well established

MIG 4/VMIG 4        This  designation   denotes  adequate  quality.   Protection
                    commonly  regarded as required of an investment  security is
                    present  and  although  not   distinctly  or   predominantly
                    speculative, there is specific risk.

SG                  This   designation   denotes   speculative   quality.   Debt
                    instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's  short-term ratings apply to debt obligations that are payable on demand or have original  maturities of up to three years,  including  commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The  short-term  rating places greater  emphasis than a long-term  rating on the existence of liquidity  necessary to meet the issuer's  obligations  in a timely manner.

     F-1+ Exceptionally  strong credit quality.  Issues assigned this rating are regarded  as having  the  strongest  degree of  assurance  for  timely payment.

     F-1  Very strong credit  quality.  Issues  assigned this rating  reflect an assurance of timely  payment only  slightly less in degree than issues rated F-1+.

     F-2  Good credit  quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                      A-6

APPENDIX B

                         PROXY VOTING GUIDELINE SUMMARY

Because the Feeder  Funds  invest all or  substantially  all of their  assets in corresponding  Master Funds, the authority to vote proxies related to the Master
Funds'  portfolio  securities  have  been  delegated  to  Capital  Research  and
Management Company ("Capital Research" or the "investment adviser"),  the Master
Funds'  investment  adviser.  Capital  Research's  proxy voting  procedures  and guidelines are summarized below.

CAPITAL RESEARCH AND MANAGEMENT COMPANY

The Master Funds and its investment adviser have adopted Proxy Voting Guidelines
(the  "Guidelines")  with respect to voting  proxies of  securities  held by the
Master Funds,  other American Funds and Endowments.  Certain American Funds have established  separate proxy committees that vote proxies or delegate to a voting officer the  authority to vote on behalf of those  funds.  Proxies for all other funds  are  voted by a  committee  of the  investment  adviser  under  authority delegated by those funds'  Boards.  Therefore,  if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted.  Non-U.S.  proxies also are voted, provided there is sufficient  time  and  information  available.  After a proxy is  received,  the investment  adviser  prepares  a  summary  of  the  proposals  in the  proxy.  A discussion  of any  potential  conflicts  of  interest  is also  included in the summary.  After reviewing the summary,  one or more research  analysts  familiar with  the  company  and  industry  make a  voting  recommendation  on the  proxy proposals.  A second  recommendation  is made by a proxy  coordinator  (a senior investment  professional) based on the individual's  knowledge of the Guidelines and  familiarity  with  proxy-related  issues.  The  proxy  summary  and  voting recommendations  are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting  recommendations are responsible for noting any potential  material  conflicts of interest.  One example might be where a director of one or more  American  Funds is also a director of a company whose proxy is being  voted.  In such  instances,  proxy  committee  members are alerted to the potential  conflict.  The proxy  committee may then elect to vote the  proxy or seek a  third-party  recommendation  or vote of an ad hoc group of committee members.

The Guidelines,  which have been in effect in  substantially  their current form for many years,  provide an important framework for analysis and decision-making by all funds.  However, they are not exhaustive and do not address all potential issues.  The  Guidelines  provide a certain  amount of  flexibility  so that all relevant  facts and  circumstances  can be considered  in connection  with every vote.  As a  result,  each  proxy  received  is  voted on a  case-by-case  basis considering  the specific  circumstances  of each  proposal.  The voting process reflects the funds' understanding of the company's business,  its management and its relationship with shareholders over time.

On  August 31 of each  year,  each  Master  Fund is  required  to file Form N-PX containing its complete voting record for the 12 months ended the preceding June
30. Each Master  Fund's  voting  record for the 12 months ended June 30, 2004 is available on the American  Funds website at  americanfunds.com  and on the SEC's website at www.sec.gov.

The following  summary sets forth the general  positions of the American  Funds,
Endowments,  the Master Funds and the investment adviser on various proposals. A copy of the full  Guidelines  is  available  upon  request,  free of charge,  by calling  American Funds Service Company at 800/421-0180 or visiting the American
Funds' website.

DIRECTOR  MATTERS -- The election of a company's  slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman  and CEO  positions  may also be  supported.  Typically,  proposals  to declassify the board (elect all directors  annually) are supported  based on the
belief  that  this  increases  the  directors'   sense  of   accountability   to
shareholders.

SHAREHOLDER  RIGHTS -- Proposals to repeal an existing  poison pill,  to provide for  confidential  voting  and to provide  for  cumulative  voting  are  usually supported.  Proposals to eliminate the right of  shareholders  to act by written consent or to take away a shareholder's  right to call a special meeting are not typically supported.

                                      B-1

COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan.  Each plan is evaluated based on protecting shareholder  interests  and a  knowledge  of the  company  and  its  management.
Considerations  include the pricing (or repricing) of options  awarded under the plan and the impact of dilution on  existing  shareholders  from past and future equity awards.  Compensation packages should be structured to attract,  motivate and retain existing employees and qualified directors;  however, they should not be excessive.

ROUTINE MATTERS -- The ratification of auditors,  procedural matters relating to the annual meeting and changes to company name are examples of items  considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

                                      B-2

--------------------------------------------------------------------------------
                         APPENDIX C - PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                       Information as of December 31, 2005

[To be Updated in Subsequent Filing Before Effectiveness]

INVESTMENTS IN EACH FUND

Because  each Feeder Fund  invests all or  substantially  all of its assets in a corresponding  Master Fund,  the  information  below  summarizes  the applicable
Master Fund holdings of each portfolio manager to the Master Funds.

Name of Portfolio Manager  Fund Name                      Dollar Range of Investments
                                                          in Each Fund(1)

Donald D. O'Neal           Master Growth Fund             None
Gordon Crawford                                           None
J. Blair Frank                                            None
Donnalisa Barnum                                          None
Ronald B. Morrow                                          None

Robert W. Lovelace         Master Global Growth Fund      None
Nick J. Grace                                             None
Steven T. Watson                                          None

Alan N. Berro              Master Asset Allocation Fund   None
Susan M. Tolson                                           None
Michael T. Kerr                                           None
Mark R. Macdonald                                         None

Abner D. Goldstine         Master Bond Fund               None
John H. Smet                                              None
Susan M. Tolson                                           None
David C. Barclay                                          None
_____________

     (1)  This column  reflects  investments in a variable  insurance  contract, owned  directly  by a  portfolio  manager or  beneficially  owned by a portfolio  manager (as determined  pursuant to Rule 16a-1(a)(2)  under the  Securities  Exchange  Act of 1934),  that has been  allocated  to subaccounts  that  have  purchased  shares  of  the  Master  Funds.  A portfolio manager is presumed to be the beneficial owner of subaccount securities  that are held by his or her immediate  family members that share the same household as the portfolio manager.

DESCRIPTION OF COMPENSATION STRUCTURE

Capital Research and Management Company

As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition,  Capital Research and
Management  Company's  investment  analysts may make  investment  decisions with respect to a portion  of a fund's  portfolio  within  their  research  coverage.
Portfolio  counselors and investment  analysts may manage assets in other mutual funds advised by Capital Research and Management Company.  Portfolio  counselors and investment  analysts are paid  competitive  salaries by Capital Research and
Management  Company.  In  addition,  they  may  receive  bonuses  based on their individual portfolio results.  Investment  professionals also may participate in profit-sharing  plans. The relative mix of compensation  represented by bonuses, salary and  profit-sharing  will vary  depending on the  individual's  portfolio results,  contributions  to the  organization  and  other  factors.  In order to encourage a long-term focus,  bonuses based on investment results are calculated by comparing  pretax  total  returns to relevant  benchmarks  over both the most recent year and a four-year rolling average,  with the greatest weight placed on the four-year rolling average. For portfolio counselors, benchmarks

                                      C-1

may include  measures of the marketplaces in which the relevant fund invests and measures of the results of comparable  mutual funds.  For  investment  analysts, benchmarks may include  relevant  market  measures and  appropriate  industry or sector  indexes  reflecting  their  areas of  expertise.  Capital  Research  and
Management Company also separately compensates analysts for the quality of their research  efforts.  The  benchmarks  against which the Master  Funds'  portfolio counselors are measured include:

o    Master  Global  Growth Fund -- MSCI World  Index;  MSCI EAFE Index;  Lipper
     Global Funds Index.

o    Master Growth Fund -- S&P 500; Lipper Growth Funds Index (adjusted).

o    Master Asset  Allocation  Fund -- S&P 500;  Lipper  Growth and Income Funds
     Index (adjusted); Citigroup Broad Investment-Grade (BIG) Bond Index; Credit
     Suisse First Boston High Yield Bond Index;  Lipper High Current  Yield Bond
     Funds Average.

o    Master  Bond Fund --  Citigroup  Broad  Investment-Grade  (BIG) Bond Index;
     Lipper High Current  Yield Bond Funds  Average,  Credit Suisse First Boston
     High Yield Bond Index.

OTHER MANAGED ACCOUNTS

The following chart  summarizes  information  regarding  accounts other than the
Master  Fund  in  which  each  portfolio   manager  has  day-to-day   management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

-------------------------- --------------------------------------------
                           Number of Accounts Managed by Each Portfolio
Name of Portfolio Manager  Manager and Total Assets by Category
-------------------------- --------------------------------------------

-------------------------- --------------------------------------------
David C. Barclay           Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
Donnalisa Barnum           Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
Alan N. Berro              Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
Gordon Crawford            Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
J. Blair Frank             Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
Abner D. Goldstine         Mutual Funds:

                                      C-2

                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
Nick J. Grace              Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
Michael T. Kerr            Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
Robert W. Lovelace         Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
Mark R. Macdonald          Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
Ronald B. Morrow           Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
Donald D. O'Neal           Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
John H. Smet               Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
Susan M. Tolson            Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:

-------------------------- --------------------------------------------
Steven T. Watson           Mutual Funds:
                           Other Pooled Investment
                           Vehicles:
                           Other Accounts:
-------------------------- --------------------------------------------

                                      C-3

POTENTIAL CONFLICTS OF INTEREST

Capital Research and Management Company

The  investment  adviser  has  adopted  policies  and  procedures  that  address potential  conflicts of interest that may arise between a portfolio  counselor's management of one or more funds in the American Funds  Insurance  Series and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities.  While there is no guarantee that such policies and  procedures  will be effective in all cases, the investment  adviser believes that all issues relating to potential  material conflicts of interest  involving  the American  Funds  Insurance  Series and its other managed funds and accounts have been addressed.

                                      C-4

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  Amended and Restated  Agreement and Declaration of Trust,  amended and restated  as of  October  28,  2004 (the  "Amended  Declaration"),  of
          Registrant  Gartmore Variable  Insurance Trust, the Delaware Statutory
          Trust (the  "Trust")  previously  filed with the Trust's  registration statement on February 25, 2005 is hereby incorporated by reference.

          (1)  Amending  Resolutions  dated  September  30,  2004 to the Amended
               Declaration   previously  filed  with  the  Trust's  registration
               statement  on  February  25,  2005  are  hereby  incorporated  by reference.

          (2)  Amending   Resolutions  dated  March  11,  2005  to  the  Amended
               Declaration   previously  filed  with  the  Trust's  registration
               statement on April 28, 2005 are hereby incorporated by reference.

     (b)  Amended and  Restated  Bylaws,  amended and restated as of October 28,
          2004 (the "Amended  Bylaws"),  of the Trust  previously filed with the
          Trust's  registration  statement  on  February  25,  2005  are  hereby incorporated by reference.

     (c)  Certificates  for shares are not  issued.  Articles  III, V, VI of the
          Amended  Declaration  and  Article II and  Article  VII of the Amended
          Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.

     (d)  Investment Advisory Agreements

          (1)  Form of Investment Advisory Agreement pertaining to the series of the Trust managed by Gartmore Mutual Fund Capital Trust ("GMFCT")
               (formerly Villanova Mutual Fund Capital Trust) dated as of May 2,
               2005 previously filed with the Trust's registration  statement on
               April 28, 2005 is hereby incorporated by reference.

          (2)  Form of Investment Advisory Agreement pertaining to the series of the Trust  managed by  Gartmore  Global  Asset  Management  Trust
               ("GGAMT")  (formerly  Villanova  Global Asset  Management  Trust)
               dated  as of  May 2,  2005  previously  filed  with  the  Trust's registration  statement on April 28, 2005 is hereby  incorporated by reference.

          (3)  Subadvisory Agreements

               (a)  Form of Subadvisory Agreement with GGAMT and Gartmore Global
                    Partners  ("GGP") for the Gartmore  GVIT  Emerging  Markets,
                    Gartmore GVIT International  Growth,  Gartmore GVIT European
                    Leaders, Gartmore GVIT Global Small Companies, Gartmore GVIT
                    OTC Fund,  Gartmore  GVIT Global  Utilities,  Gartmore  GVIT
                    Global  Financial  Services,   Gartmore  GVIT  Asia  Pacific
                    Leaders and Gartmore GVIT  Developing  Markets Funds,  which are series of the Trust,  dated as of May 2, 2005 previously filed with the Trust's  registration  statement on April 28,
                    2005 is hereby incorporated by reference.

               (b)  Form of  Subadvisory  Agreement  with  GMFCT and GGP for the
                    Gartmore  GVIT Small  Company and  Gartmore  GVIT  Worldwide
                    Leaders  Funds,  which are series of the Trust,  dated as of
                    May 2, 2005 previously  filed with the Trust's  registration statement  on  April  28,  2005 is  hereby  incorporated  by reference.

               (c)  Subadvisory  Agreement with Oberweis Asset Management,  Inc.
                    for the GVIT Small Cap Growth  Fund,  a series of the Trust, dated as of May 2, 2005  previously  filed with the  Trust's
                    registration   statement   on  April  28,   2005  is  hereby
                    incorporated by reference.

               (d)  Subadvisory  Agreement with The Dreyfus  Corporation for the
                    Dreyfus  GVIT  International   Value,  GVIT  Small  Company,
                    Dreyfus GVIT Mid Cap Index,  and GVIT Small Cap Value Funds,
                    which  are  series  of the  Trust,  dated as of May 2,  2005 previously filed with the Trust's registration  statement on
                    April 28, 2005 is hereby incorporated by reference.

               (e)  Form of Subadvisory Agreement with Neuberger Berman, LLC for the GVIT Small Company Fund, a series of the Trust, dated as
                    of  May  2,  2005   previously   filed   with  the   Trust's
                    registration   statement   on  April  28,   2005  is  hereby
                    incorporated by reference.

               (f)  Subadvisory   Agreement  with  American  Century  Investment
                    Management, Inc. for the Gartmore GVIT Small Company Fund, a
                    series  of the  Trust,  dated as of May 2,  2005  previously filed with the Trust's  registration  statement on April 28,
                    2005 is hereby incorporated by reference.

               (g)  Form of  Subadvisory  Agreement  with  Federated  Investment
                    Counseling  for the Federated  GVIT High Income Bond Fund, a
                    series  of the  Trust,  dated as of May 2,  2005  previously filed with the Trust's  registration  statement on April 28,
                    2005 is hereby incorporated by reference.

               (h)  Form of Subadvisory Agreement with Morgan Stanley Investment
                    Management,  Inc. (as assignee of Morgan Stanley Investments
                    LP,  formerly  Miller  Anderson &  Sherrerd,  LP) for theVan
                    Kampen GVIT Multi Sector Bond and GVIT Small Company  Funds,
                    which  are  series  of the  Trust,  dated as of May 2,  2005 previously filed with the Trust's registration  statement on
                    April 28, 2005 is hereby incorporated by reference.

               (i)  Form of Subadvisory  Agreement with J.P.  Morgan  Investment
                    Management,  Inc. for the J.P. Morgan GVIT Balanced and GVIT
                    Small Cap Value Funds,  which are series of the Trust, dated as  of  May  2,  2005  previously  filed  with  the  Trust's
                    registration   statement   on  April  28,   2005  is  hereby
                    incorporated by reference.

               (j)  Form  of   Subadvisory   Agreement  with  Van  Kampen  Asset
                    Management,  Inc.  for the Van Kampen  GVIT  Comstock  Value
                    Fund,  a  series  of the  Trust,  dated  as of  May 2,  2005 previously filed with the Trust's registration  statement on
                    April 28, 2005 is hereby incorporated by reference.

               (k)  Form of Subadvisory Agreement with Waddell & Reed Investment
                    Management  Company  for the GVIT  Small Cap Growth and GVIT
                    Small Company Funds, which are series of the Trust, dated as
                    of  May  2,  2005   previously   filed   with  the   Trust's
                    registration   statement   on  April  28,   2005  is  hereby
                    incorporated by reference.

               (l)  Subadvisory  Agreement with SSgA Funds Management,  Inc. for the GVIT Equity 500 Index Fund, a series of the Trust, dated as  of  May  2,  2005  previously  filed  with  the  Trust's
                    registration   statement   on  April  28,   2005  is  hereby
                    incorporated by reference.

     (e)  (1)  Form of Underwriting Agreement dated May 2, 2005 between the
               Trust  and  Gartmore   Distribution   Services,   Inc.   ("GDSI")
               previously filed with the Trust's registration statement on April
               28, 2005 is hereby incorporated by reference.

          (2)  Amendment to Underwriting Agreement effective December 8, 2005 is filed herewith as Exhibit 23(e)(2).

     (f)  Not applicable.

     (g)  (1)  Global  Custody  Agreement  dated April 4, 2003  between
               Gartmore Variable Insurance Trust, a Massachusetts business trust
               ("GVIT-MA"),  and  JPMorgan  Chase  Bank  previously  filed  with
               Post-Effective  Amendment No. 62 to the Registration Statement on
               Form N-lA on April 28,  2003,  assigned  to the Trust and  herein incorporated by reference.

               (a)  Amendment to Global Custody  Agreement dated January 1, 2004 between  GVIT-MA and JPMorgan  Chase Bank  previously  filed with the Trust's Registration  Statement on August 31, 2004, assigned to the Trust and herein incorporated by reference.

               (b)  Waiver to Global Custody  Agreement  dated as of May 2, 2005 previously filed with the Trust's registration  statement on
                    April 28, 2005 is hereby incorporated by reference.

               (c)  Form of Cash  Trade  Execution  previously  filed  with  the
                    Trust's  registration  statement on April 28, 2005 is hereby incorporated by reference.

     (h)  (1)  Amended and  Restated  Fund  Administration and  Transfer  Agency
               Agreement  amended  and  restated as of January 1, 2005 among the
               GVIT-MA,   Gartmore  SA  Capital  Trust  and  Gartmore   Investor
               Services,  Inc.  previously  filed with the Trust's  registration statement on February 25, 2005,  assigned to the Trust and herein incorporated by reference.

          (2)  Administrative  Services Plan dated May 2, 2005 previously  filed with the  Trust's  registration  statement  on April 28,  2005 is hereby incorporated by reference.

               (a)  Form  of   Servicing   Agreement   previously   filed   with
                    Post-Effective   Amendment   No.  55  to  the   Registration
                    Statement  on Form  N-lA on  October  15,  2002  and  herein incorporated by reference.

               (b)  Revised Exhibit A to the Administrative  Services Plan dated
                    May 2, 2005 previously  filed with the Trust's  registration statement  on  July  29,  2005  is  hereby  incorporated  by reference.

          (3)  Form of  Expense  Limitation  Agreement  between  the  Trust  and
               Gartmore Global Asset Management Trust ("GGMAT") effective May 2,
               2005 previously filed with the Trust's registration  statement on
               April 28, 2005 is hereby incorporated by reference.

          (4)  Form of  Expense  Limitation  Agreement  between  the  Trust  and
               Gartmore  Mutual Fund Capital  Trust  ("GMFCT")  effective May 2,
               2005 previously filed with the Trust's registration  statement on
               April 28, 2005 is hereby incorporated by reference.

          (5)  Form of  Indemnification  Agreement between the Trust and each of its trustees and certain of its  officers  previously  filed with the Trust's  registration  statement  on April 28, 2005 is hereby incorporated  by reference.  Specific  agreements are between the
               Trust and each of the  following:  Charles E. Allen,  Paula H. J.
               Cholmondeley,  C. Brent  DeVore,  Phyllis Kay Dryden,  Barbara L.
               Hennigar, Paul J. Hondros, Barbara I. Jacobs, Douglas F. Kridler,
               Michael D. McCarthy,  Arden L. Shisler, David C. Wetmore, Michael
               A. Krulikowski, and Gerald J. Holland.

          (6)  Form of Assignment and Assumption  Agreement  between GVIT-MA and the Trust, dated as of May 2, 2005,  assigning  GVIT-MA's titles, right,  benefit and privileges in and to certain contracts in the
               Agreement   previously   filed  with  the  Trust's   registration
               statement on April 28, 2005 is hereby incorporated by reference.

          (7)  Form of Fund  Participation  Agreement  previously filed with the
               Trust's  registration  statement  on  April  28,  2005 is  hereby incorporated by reference.

          (8)  Form of Master-Feeder  Services  Agreement  between the Trust and
               Gartmore  SA Capital  Trust for the  American  Funds GVIT  Growth
               Fund, American Funds GVIT Global Growth Fund, American Funds GVIT
               Asset   Allocation   Fund  and  American  Funds  GVIT  Bond  Fund
               (collectively,  the "Feeder  Funds") is filed herewith as Exhibit
               23(h)(8).

     (i)  Legal  opinion of Stradley,  Ronon,  Stevens & Young,  LLP  previously filed with the  Trust's  registration  statement  on April 28, 2005 is hereby incorporated by reference.

     (j)  Consent   of   PricewaterhouseCoopers   LLP,   independent   auditors,
          previously filed with the Trust's registration  statement on April 28,
          2005 is hereby incorporated by reference.

     (k)  Not applicable

     (l)  Not applicable

     (m)  (1)  Distribution  Plan under Rule l2b-1 adopted December 2, 2004, and
               effective  May  2,  2005   previously   filed  with  the  Trust's
               registration  statement on April 28, 2005 is hereby  incorporated by reference.

          (2)  Amended  Distribution Plan under Rule 12b-1 effective December 8,
               2005 is filed herewith as Exhibit 23(m)(2).

     (n)  (1)  Rule l8f-3 Plan adopted September  30, 2004 and  effective May 2,
               2005 previously filed with the Trust's registration  statement on
               April 28, 2005 is hereby incorporated by reference.

          (2)  Amended Rule 18f-3 Plan, effective December 8, 2005, establishing
               Class  II and  Class  VII  shares  of the  Feeder  Funds is filed herewith as Exhibit 23(n)(2).

     (o)  Not applicable

     (p)  (1)  Code of Ethics dated as of May 2,  2005 for the Trust  previously filed with the Trust's  registration  statement on April 28, 2005 is hereby incorporated by reference.

          (2)  Code of Ethics  dated  March 11,  2005 for  Gartmore  Mutual Fund
               Capital  Trust,  Gartmore SA Capital Trust,  NorthPointe  Capital
               LLC,  Gartmore  Global Asset  Management  Trust,  Gartmore Morley
               Capital    Management,    Inc.   and   Gartmore   Trust   Company
               (collectively,  "Gartmore")  previously  filed  with the  Trust's registration  statement on April 28, 2005 is hereby  incorporated by reference.

          (3)  Code of Ethics  dated  March 11, 2005 for  Gartmore  Distribution
               Services,  Inc  previously  filed with the  Trust's  registration statement on April 28, 2005 is hereby incorporated by reference.

          (4)  Code of Ethics  dated  March 11,  2005 for  Federated  Investment
               Management  Company  ("Federated")   previously  filed  with  the
               Trust's  registration  statement  on  April  28,  2005 is  hereby incorporated by reference.

          (5)  Code of Ethics dated March 11, 2005 for Gartmore  Global Partners
               ("GGP") previously filed with the Trust's registration  statement on April 28, 2005 is hereby incorporated by reference.

          (6)  Code of Ethics  dated March 11, 2005 for J.P.  Morgan  Investment
               Management,  Inc.  ("J.P.  Morgan")  previously  filed  with  the
               Trust's  registration  statement  on  April  28,  2005 is  hereby incorporated by reference.

          (7)  Code of Ethics  dated March 11, 2005 for The Dreyfus  Corporation
               (Mellon   Financial   Corporation  &  The  Boston  Company  Asset
               Management, LLC) (collectively,  "Dreyfus") previously filed with the Trust's  registration  statement  on April 28, 2005 is hereby incorporated by reference.

          (8)  Code of Ethics  dated  March 11,  2005 for Fund Asset  Management
               (Merrill Lynch Investment  Managers)  (collectively,  "FAM-MLIM")
               previously filed with the Trust's registration statement on April
               28, 2005 is hereby incorporated by reference.

          (9)  Code of Ethics  dated March 11, 2005 for  Neuberger  Berman,  LLC
               ("Neuberger   Berman")   previously   filed   with  the   Trust's
               registration  statement on April 28, 2005 is hereby  incorporated by reference.

          (10) Code of Ethics dated March 11, 2005 for Waddell & Reed Investment
               Management  Company  ("Waddell & Reed") previously filed with the
               Trust's  registration  statement  on  April  28,  2005 is  hereby incorporated by reference.

          (11) Code of Ethics dated March 11, 2005 for Morgan Stanley Investment
               Management Inc.,  indirect parent of Van Kampen Asset Management,
               Inc.,  (collectively,  "MSAM-VKAM")  previously  filed  with  the
               Trust's  registration  statement  on  April  28,  2005 is  hereby incorporated by reference.

          (12) Code  of  Ethics  dated  March  11,  2005  for   Oberweis   Asset
               Management,  Inc., ("Oberweis") previously filed with the Trust's registration  statement on April 28, 2005 is hereby  incorporated by reference.

          (13) Code  of  Ethics  dated  March  11,  2005  for  American  Century
               Investment Management, Inc. ("American Century") previously filed with the  Trust's  registration  statement  on April 28,  2005 is hereby incorporated by reference.

          (14) Code of Ethics  dated March 11,  2005 for SSgA Funds  Management,
               Inc.  ("SSgA")  previously  filed with the  Trust's  registration statement on April 28, 2005 is hereby incorporated by reference.

     (q)  (1)  Powers of Attorney with  respect to GVIT-MA for Charles E. Allen,
               Paula H.J.  Cholmondeley,  C. Brent  Devore,  Phyllis Kay Dryden,
               Barbara Hennigar,  Barbara I. Jacobs,  Gerald J. Holland, Paul J.
               Hondros,  Douglas Kridler, Michael D. McCarthy, Arden L. Shisler,
               and David C. Wetmore dated  February 21, 2005,  previously  filed with the  Trust's  registration  statement  on April 28,  2005 is hereby incorporated by reference.

          (2)  Powers of  Attorney  with  respect  to the Trust for  Charles  E.
               Allen,  Paula H.J.  Cholmondeley,  C. Brent  Devore,  Phyllis Kay
               Dryden,  Barbara Hennigar,  Barbara I. Jacobs, Gerald J. Holland,
               Paul J. Hondros,  Douglas Kridler,  Michael D. McCarthy, Arden L.
               Shisler,  David C. Wetmore and the Trust dated  February 21, 2005 previously filed with the Trust's registration statement on April
               28, 2005 is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
No person is presently controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

Indemnification  provisions for officers,  directors and employees of Registrant are set forth in Article  VII,  Section 2 of the Amended  Declaration.  See Item
23(a) above.

The Trust has entered into indemnification  agreements with each of the trustees and certain of its officers.  The  indemnification  agreements  provide that the
Trust will  indemnify  the  indemnitee  for and against  any and all  judgments, penalties,  fines, and amounts paid in settlement, and all expenses actually and reasonably  incurred by  indemnitee  in  connection  with a proceeding  that the indemnitee  is a party to or is  threatened  to be made a party to  (other  than certain  exceptions  specified  in the  agreements),  to the maximum  extent not expressly  prohibited by Delaware law or applicable  federal  securities law and regulations  (including without limitation Section 17(h) of the 1940 Act and the rules and  regulations  issued with respect  thereto by the U.S.  Securities and
Exchange  Commission).  The Trust also will indemnify indemnitee for and against all expenses  actually and reasonably  incurred by indemnitee in connection with any proceeding to which  indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(5) above.

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be permitted to  directors,  officers  and  controlling  persons of the registrant pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses incurred or paid by a director,  officer or  controlling  person of the registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a)  Gartmore Mutual Fund Capital Trust,  ("GMF"), an investment adviser of the Trust, also serves as investment adviser to Gartmore Mutual Funds.
          The Directors of Gartmore  Global  Investments,  Inc.,  GMF's managing unitholder and the officers of GMF are as follows:

Terri L. Hill, Director
Gartmore Global Investments, Inc.

Executive Vice President - Chief Administrative Officer
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company

W. G. Jurgensen, Chief Executive Officer and Director
Nationwide Mutual Insurance Company
Nationwide Financial Services, Inc.
Cal Farm Insurance Company
Farmland Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Property and Casualty Insurance Company

Chairman and Chief Executive Officer - Nationwide
Nationwide General Insurance Company
Nationwide Indemnity Company
Nationwide Investment Services Corporation

Director
Gartmore Global Investments, Inc.

Chairman
Nationwide Securities, Inc.

Michael C.  Keller,  Director,  Executive  Vice  President  - Chief  Information
 Officer
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Financial Services, Inc.

Director
Gartmore Global Investments, Inc.

Paul J. Hondros, Director, President and Chief Executive Officer
Gartmore Investors Services, Inc.
NorthPointe Capital, LLC
Gartmore Global Investments, Inc.
Gartmore Distribution Services, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust

Chief Executive Officer and President
Gartmore Mutual Funds

Chairman and Chief Executive Officer
Gartmore Variable Insurance Trust

Robert A. Rosholt, Executive Vice President - Chief Financial Officer
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.
Nationwide Investment Services Corporation

Executive Vice President, Chief Financial Officer and Director
Nationwide Global Holdings, Inc.
Nationwide Securities, Inc.

Executive Vice President and Director
Gartmore Global Investments, Inc.

Director
NGH Luxembourg, S.A.

Young D. Chin, Executive Vice President - Global CIO - Equities
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Jeffrey S. Meyer, Executive Vice President
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Glenn W. Soden, Associate Vice President and Secretary
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Carol L. Dove, Assistant Treasurer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

John F. Delaloye, Assistant Secretary
Gartmore Mutual Fund Capital Trust
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Gerald J. Holland, Senior Vice President and Chief Administrative Officer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Treasurer and Chief Financial Officer
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Thomas M. Sipp, Vice President
Gartmore Global Investments, Inc.

Vice President and Treasurer
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore Distribution Services, Inc.

Michael A. Krulikowski, Vice President and Chief Compliance Officer
Gartmore Distribution Services, Inc.
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
NorthPointe Capital, LLC
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Daniel J. Murphy, Assistant Treasurer
Gartmore Global Asset Management Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Eric E. Miller, Senior Vice President - Chief Legal Counsel
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Secretary
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Richard Fonash, Vice President
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Thomas E. Barnes, Vice President
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Except as otherwise  noted,  the principal  business address of any company with which any person  specified  above is  connected  in the  capacity of  director, officer,  employee,  partner or trustee is One Nationwide Plaza, Columbus,  Ohio
43215, except for the following companies:

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.
1200 River Road, Suite 1000
Conshohocken, Pennsylvania 19428

NorthPointe Capital, LLC
201 West Big Beaver Road,
Suite 745
Troy, Michigan 48084

Gartmore Morley Financial Services, Inc.
5665 S.W. Meadows Rd., Suite 400
Lake Oswego, Oregon 97035

     (b)  Gartmore  Global  Asset  Management  Trust  ("GGAMT"),  an  investment adviser of the Trust, also serves as an investment adviser to Gartmore
          Variable  Insurance  Trust.  The Directors of  Nationwide  Corporation
          ("NC"),  GGAMT's managing unit holder and the officers of GGAMT are as follows  (see (a)  above for  additional  information  on their  other employment):

                                 Directors of NC

               Lewis J. Alphin                   W. G. Jurgensen
               James B. Bachmann                 David O. Miller
               A. I. Bell                        Terry W. McClure
               Timothy J. Corcoran               Lydia M. Marshall
               Yvonne M. Curl                    Ralph M. Paige
               Kenneth D. Davis                  James F. Patterson
               Keith E. Eckel                    Arden L. Shisler
               Willard J. Engel                  Robert L. Stewart
               Fred C. Finney

                                Officers of GGAMT

President and Chief Executive Officer                    Paul J. Hondros
Vice President, Chief Financial Officer and Treasurer    Thomas M. Sipp
Vice President and Secretary                             Thomas E. Barnes
Senior Vice President                                    Eric E. Miller
Assistant Secretary                                      John F. Delaloye
Assistant Treasurer and Vice President                   Carol L. Dove
Executive Vice President, Global CIO - Equities          Young D. Chin
Senior Vice President                                    Gerald J. Holland
Vice President and Chief Compliance Officer              Michael A. Krulikowksi
Assistant Treasurer                                      Daniel J. Murphy
Vice President                                           Richard F. Fonash
Vice President                                           Alan A. Todryk
Assistant Vice President                                 Toni L. Lindsey

     (c)  Information for the Subadvisers

          (1)  The Dreyfus Corporation

               The Dreyfus  Corporation  ("Dreyfus")  acts as  subadviser to the
               GVIT  Small  Company  Fund,  the GVIT Small Cap Value  Fund,  the
               Dreyfus  GVIT  International  Value Fund and the Dreyfus GVIT Mid
               Cap Index Fund and as adviser or  subadviser to a number of other registered investment  companies.  The list required by this Item
               25  of  officers  and   directors  of  Dreyfus,   together   with
               information as to their other business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated  by  reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

          (2)  Neuberger Berman, LLC

               Neuberger Berman, LLC ("Neuberger  Berman") acts as subadviser to the GVIT Small  Company  Fund and the GVIT Small Cap Growth  Fund
               and  investment  adviser  or  subadviser  to a  number  of  other registered investment  companies.  The list required by this Item
               25 of officers and directors of Neuberger  Berman,  together with information as to their other business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated  by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

          (3)  SSgA Fund Management, Inc.

               SSgA Fund  Management,  Inc.  ("SSgA")  acts as subadviser to the
               GVIT  Equity  500  Index  Fund  and  as  investment   adviser  or
               subadviser to a number of other registered  investment companies.
               The list  required by Item 25 of officers and  directors of SSgA, together with information as to their other business, profession, vocation or employment  of a  substantial  nature during the past two years is  incorporated  by  reference  to Schedule A and D of
               Form ADV filed by SSgA (SEC File No. 801-60103).

          (4)  Federated  Investment  Counseling,  acts  as  subadviser  to  the
               Federated  GVIT  High  Income  Bond  Fund,  and  is a  registered investment adviser under the Investment  Advisers Act of 1940. It is a subsidiary to Federated Investors.  The subadvisor serves as investment  adviser  to a  number  of  investment  companies  and private  accounts.  The list  required by Item 25 of officers and directors  of  Federated  Investment  Counseling,  together  with information as to their other business,  profession,  vocation or employment of a  substantial  nature during the past two years is incorporated  by  reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

          (5)  J.P. Morgan Investment  Management,  Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan
               & Co.  Incorporated,  act as  subadviser to the J. P. Morgan GVIT
               Balanced  Fund and the GVIT Small Cap Value Fund.  JPMIM  manages employee benefit plans for  corporations  and unions.  JPMIM also provides  investment  management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

               To the  knowledge  of the  Registrant,  none of the  directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other  business or  profession,  vocation or employment of a substantial nature,  except that certain officers and  directors of JPMIM also hold  various  positions  with,  and engage in business for, J.P. Morgan & Co.  Incorporated or Morgan
               Guaranty  Trust  Company of New York,  a New York  trust  company which  is also a wholly  owned  subsidiary  of J.P.  Morgan & Co.
               Incorporated.

          (6)  Morgan Stanley Investments LP act as subadviser to the Van Kampen
               GVIT Multi Sector Bond Fund  (formerly MAS GVIT Multi Sector Bond
               Fund) and the GVIT Small Company Fund.  The list required by this
               Item  25  of  the  officers  and  directors  of  Morgan   Stanley
               Investments LP ("MSI"), together with information as to any other business,  profession,  vocation or  employment  of a substantial nature engaged in by such officers and directors  during the past two years is  incorporated  by  reference  to Schedule A and D of
               Form ADV filed by MSI pursuant to the Investment  Advisers Act of
               1940 (SEC File No. 801-10437).

          (7)  Gartmore Global Partners  ("Gartmore")  acts as subadviser to the
               Gartmore GVIT Emerging Markets Fund, the Gartmore GVIT Developing
               Markets Fund,  the Gartmore GVIT  International  Growth Fund, the
               Gartmore GVIT Global Small Companies,  the Gartmore GVIT European
               Leaders Fund,  the Gartmore GVIT OTC Fund, the Gartmore GVIT Asia
               Pacific Leaders Fund, the Gartmore GVIT Global Financial Services
               Fund,  the Gartmore GVIT Global  Utilities  Fund,  the GVIT Small
               Company Fund and the Gartmore GVIT Worldwide Leaders Fund, and as
               investment adviser to certain other clients. The list required by this Item 25 of the officers and directors of Gartmore,  together with information as to their other business, profession, vocation or employment of a substantial  nature during the past two years, is  incorporated  by  reference  to Schedules A and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940
               (SEC File No. 801-48811).

          (8)  Waddell & Reed Investment  Management  Company ("WRIMCO") acts as subadviser  to the GVIT Small Cap Growth  Fund and the GVIT Small
               Company  Fund.  The list required by this Item 25 of the officers and  directors of WRIMCO,  together  with  information  as to any
               other   business,   profession,   vocation  or  employment  of  a
               substantial  nature during the past two years, is incorporated by reference  to  Schedules A and D of Form ADV filed by WRIMCO (Sec
               File No. 811-40372).

          (9)  Van Kampen Asset Management,  Inc. ("VKAM") acts as subadviser to the Van Kampen  Comstock  GVIT Value Fund.  The list  required by this Item 25 of the officers and directors of VKAM, together with information  as to any other  business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated  by reference to Schedules A and D of Form ADV filed by VKAM (Sec File No. 801-1669).

          (10) Oberweis Asset Management, Inc. ("OAM") acts as subadviser to the
               GVIT Small Cap Growth Fund.  The list required by this Item 25 of the officers and directors of OAM,  together with  information as to any other  business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by OAM (Sec File
               No. 801-35657).

          (11) American Century Investment Management, Inc. ("American Century")
               acts as  subadviser  to the GVIT  Small  Company  Fund.  The list required  by  this  Item  25 of the  officers  and  directors  of
               American  Century,  together  with  information  as to any  other business,  profession,  vocation or  employment  of a substantial nature during the past two years, is incorporated by reference to
               Schedules A and D of Form ADV filed by American Century (Sec File
               No. 801-8174).

ITEM 27. PRINCIPAL UNDERWRITERS

     (a)  Gartmore Mutual Funds

     (b)  Gartmore Distribution Services, Inc.

NAME:                ADDRESS:                       TITLE WITH GDSI:                 TITLE WITH
                                                                                     REGISTRANT:
Paul J. Hondros      1200 River Road, Ste. 1000     President and Chief Executive    President and CEO
                     Conshohocken PA 19428          Officer

Young D. Chin        1200 River Road, Ste. 1000     Executive Vice President         n/a
                     Conshohocken PA 19428

Gerald J. Holland    1200 River Road, Ste. 1000     Senior Vice President and        Treasurer
                     Conshohocken PA 19428          Chief Administrative Officer

Eric E. Miller       1200 River Road, Ste. 1000     Senior Vice President            Secretary
                     Conshohocken PA 19428

Thomas M. Sipp       1200 River Road, Ste. 1000     Vice President, Chief            n/a
                     Conshohocken PA 19428          Financial Officer, and
                                                    Treasurer

Glenn W. Soden       One Nationwide Plaza           Associate Vice President and     n/a
                     Columbus, OH 43215             Secretary

Carol L. Dove        One Nationwide Plaza           Vice President and Assistant     n/a
                     Columbus, OH 43215             Treasurer

Daniel J. Murphy     One Nationwide Plaza           Assistant Treasurer              n/a
                     Columbus, OH 43215

Michael A.           1200 River Road, Ste. 1000     Vice President and Chief         Assistant Secretary
Krulikowski          Conshohocken PA 19428          Compliance Officer               and Chief Compliance
                                                                                     Officer

Alan A. Todryk       One Nationwide Plaza           Vice President                   n/a
                     Columbus, OH 43215

Jeffrey S. Meyer     1200 River Road, Ste. 1000     Executive Vice President         n/a
                     Conshohocken PA 19428

Thomas E. Barnes     One Nationwide Plaza           Vice President and Assistant     n/a
                     Columbus, OH 43215             Secretary

     (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         BISYS
         3435 Stelzer Road
         Columbus, OH 43219

         Gartmore Variable Insurance Trust
         1200 River Road, Suite 1000
         Conshohocken, PA 19428

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          Regarding  the Funds listed below which have not  commenced  operation and do not yet have assets,  prior to the commencement of operation of such Funds,  the Trust hereby  undertakes to file an amendment to this
          Registration   Statement   providing  all  the  required   information
          regarding the Investment  Adviser,  Investment  Subadviser,  Portfolio
          Manager(s) and any other  information  required under Form N-1A.  With respect to the Gartmore GVIT Nationwide  Principal Protected Fund, the
          Trust hereby  undertakes to incorporate the SEC reviewer comments from
          April 12, 2005 regarding the format of the Fund's prospectus.

          Gartmore GVIT European Leaders Fund

          Gartmore GVIT Global Small Companies Fund

          Gartmore GVIT OTC Fund

          Gartmore GVIT Asia Pacific Leaders Fund

          Gartmore GVIT Nationwide Principal Protected Fund

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment Company Act of 1940, as amended, Gartmore Variable Insurance Trust (a
Delaware Statutory Trust) certifies that it has duly caused this  Post-Effective
Amendment Nos. 87, 88 to the  Registration  Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Conshohocken, and
Commonwealth of Pennsylvania, on this 22nd day of December 2005.

                                   GARTMORE VARIABLE INSURANCE TRUST

                                   By:   /s/ Allan J. Oster
                                         Allan J. Oster, Attorney-In-Fact
                                          for Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933,  THIS  POST-EFFECTIVE
AMENDMENT  NOS.  87,  88 TO THE  REGISTRATION  STATEMENT  OF  GARTMORE  VARIABLE
INSURANCE TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES
INDICATED ON THE 22ND DAY OF DECEMBER 2005

Signature & Title

Principal Executive Officer

/s/ Paul J. Hondros*
Paul J. Hondros, Trustee, Chief Executive Officer and President

Principal Accounting and Financial Officer

/s/ Gerald J. Holland*
Gerald J. Holland, Treasurer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Michael D. McCarthy*
Michael D. McCarthy, Trustee

/s/ Arden L. Shisler*
Arden L. Shisler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:  /s/ Allan J. Oster
          Allan J. Oster, Attorney-In Fact

                                  EXHIBIT LIST

EXHIBIT                    ITEM

23(e)(2)                   Amendment to Underwriting Agreement

23(h)(8)                   Form of Master-Feeder Services Agreement

23(m)(2)                   Amended Distribution Plan Under Rule 12b-1

23(n)(2)                   Amended Rule 18f-3 Plan